GOLDMAN SACHS BOND FUND

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 49.6%
Advertising(a) – 0.2%
Omnicom Group, Inc./Omnicom Capital, Inc.
$30,000	3.600%		04/15/26	$ 31,724
Terrier Media Buyer, Inc.(b)
800,000	8.875		12/15/27	846,000

				877,724

Aerospace & Defense – 1.3%
Bombardier, Inc.(a)(b)
185,000	7.500		03/15/25	190,550
Northrop Grumman Corp.
1,250,000	2.930	(a)	01/15/25	1,287,812
225,000	4.750		06/01/43	270,923
TransDigm, Inc.(a)
85,000	6.500		05/15/25	88,506
575,000	6.375		06/15/26	608,781
425,000	7.500		03/15/27	464,312
United Technologies Corp.
(3M USD LIBOR + 0.650%)
350,000	2.554	(a)(c)	08/16/21	350,291
350,000	3.350		08/16/21	358,348
475,000	3.950	(a)	08/16/25	518,187
225,000	2.650	(a)	11/01/26	230,528
550,000	4.125	(a)	11/16/28	618,810
200,000	4.050	(a)	05/04/47	226,360
325,000	4.625	(a)	11/16/48	405,724

				5,619,132

Agriculture – 0.6%
Altria Group, Inc.(a)
875,000	3.800		02/14/24	920,666
55,000	4.400		02/14/26	59,721
25,000	5.800		02/14/39	29,367
BAT Capital Corp.(a)
840,000	3.222		08/15/24	858,598
60,000	3.557		08/15/27	61,280
35,000	4.390		08/15/37	35,480
125,000	4.758		09/06/49	128,946

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Agriculture – (continued)
Philip Morris International, Inc.
$25,000	4.125%	03/04/43	$ 26,929
Reynolds American, Inc.
700,000	4.850	09/15/23	759,675

			2,880,662

Apparel(a) – 0.0%
NIKE, Inc.
35,000	2.375	11/01/26	35,557

Automotive – 0.2%
American Axle & Manufacturing, Inc.(a)
35,000	6.250	04/01/25	36,444
BMW US Capital LLC(a)(b)
45,000	3.450	04/12/23	46,605
30,000	3.625	04/18/29	32,399
Cooper-Standard Automotive, Inc.(a)(b)
40,000	5.625	11/15/26	37,800
General Motors Co.
225,000	4.000	04/01/25	235,874
General Motors Financial Co., Inc.(a)
30,000	3.700	05/09/23	30,959
30,000	4.150	06/19/23	31,538
300,000	4.300	07/13/25	320,157
45,000	5.250	03/01/26	49,896
125,000	5.650	01/17/29	141,910
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.(a)(b)
35,000	8.500	05/15/27	37,100

			1,000,682

Banks – 13.6%
AIB Group PLC(b)
1,300,000	4.750	10/12/23	1,396,876
Banco do Brasil SA(a)(c)
(10 Year CMT + 6.362%)
200,000	9.000	06/29/49	228,000
(10 Year CMT + 4.398%)
200,000	6.250	10/29/49	203,188
Banco Santander SA
600,000	4.250	04/11/27	646,284
400,000	3.306	06/27/29	412,548

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp.
(3M USD LIBOR + 1.160%)
$30,000	3.124	%(a)(c)	01/20/23	$ 30,590
(3M USD LIBOR + 0.930%)
40,000	2.816	(a)(c)	07/21/23	40,633
625,000	4.125		01/22/24	671,894
(3M USD LIBOR + 0.940%)
1,250,000	3.864	(a)(c)	07/23/24	1,315,212
325,000	4.200		08/26/24	349,008
(3M USD LIBOR + 0.810%)
30,000	3.366	(a)(c)	01/23/26	31,388
(3M USD LIBOR + 1.060%)
30,000	3.559	(a)(c)	04/23/27	31,690
1,300,000	3.248	(a)	10/21/27	1,356,186
925,000	4.183	(a)	11/25/27	1,003,523
(3M USD LIBOR + 1.575%)
580,000	3.824	(a)(c)	01/20/28	622,787
(3M USD LIBOR + 1.310%)
750,000	4.271	(a)(c)	07/23/29	833,055
(3M USD LIBOR + 0.012%)
525,000	2.884	(a)(c)	10/22/30	530,507
100,000	6.110		01/29/37	134,919
Barclays PLC(a)(c) (3M USD LIBOR + 1.400%)
1,275,000	4.610		02/15/23	1,331,062
BNP Paribas SA(b)
2,000,000	3.500		03/01/23	2,070,740
550,000	3.375		01/09/25	571,027
(5 Year USD Swap + 4.149%)
200,000	6.625	(a)(c)	12/31/99	216,644
BPCE SA(b)
1,025,000	4.000		09/12/23	1,081,795
525,000	4.625		09/12/28	593,549
Canadian Imperial Bank of Commerce(a)(c) (3M USD LIBOR + 0.785%)
65,000	2.606		07/22/23	65,688
CIT Bank NA(a)(c) (SOFR + 1.715%)
600,000	2.969		09/27/25	598,038
Citigroup, Inc.
1,450,000	2.700	(a)	10/27/22	1,473,113
1,050,000	3.400		05/01/26	1,102,720
125,000	4.300		11/20/26	135,861
(3M USD LIBOR + 1.563%)
65,000	3.887	(a)(c)	01/10/28	69,969
1,200,000	4.125		07/25/28	1,304,220
(3M USD LIBOR + 1.192%)
45,000	4.075	(a)(c)	04/23/29	49,279
(SOFR + 1.422%)
550,000	2.976	(a)(c)	11/05/30	557,750

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Cooperatieve Rabobank UA
(3M USD LIBOR + 0.430%)
$750,000	2.366	%(c)	04/26/21	$ 752,408
875,000	3.125		04/26/21	888,886
Credit Agricole SA(a)(b)(c) (5 Year USD Swap + 4.319%)
250,000	6.875		12/31/99	275,720
Credit Suisse Group AG(a)(b)
875,000	4.282		01/09/28	951,580
(3M USD LIBOR + 1.410%)
525,000	3.869	(c)	01/12/29	560,537
Credit Suisse Group Funding Guernsey Ltd.
307,000	4.550		04/17/26	340,623
Deutsche Bank AG
925,000	2.700		07/13/20	925,684
HSBC Holdings PLC(a)(c)
(3M USD LIBOR + 1.055%)
1,150,000	3.262		03/13/23	1,176,254
(3M USD LIBOR + 1.000%)
450,000	2.904		05/18/24	453,155
(3M USD LIBOR + 1.211%)
600,000	3.803		03/11/25	629,760
Huntington Bancshares, Inc.(a)
825,000	4.000		05/15/25	891,949
JPMorgan Chase & Co.(a)
30,000	2.972		01/15/23	30,607
(3M USD LIBOR + 1.000%)
2,425,000	4.023	(c)	12/05/24	2,585,438
(SOFR + 1.160%)
825,000	2.301	(c)	10/15/25	824,059
(3M USD LIBOR + 1.245%)
1,060,000	3.960	(c)	01/29/27	1,150,450
1,200,000	3.625		12/01/27	1,266,168
(3M USD LIBOR + 1.380%)
25,000	3.540	(c)	05/01/28	26,506
(3M USD LIBOR + 0.945%)
905,000	3.509	(c)	01/23/29	959,843
(3M USD LIBOR + 3.800%)
1,075,000	5.300	(c)	12/29/49	1,084,922
KeyCorp.
55,000	2.550		10/01/29	53,774
Kreditanstalt fuer Wiederaufbau(d)
5,720,000	2.500		02/15/22	5,818,155
Mitsubishi UFJ Financial Group, Inc.
302,000	2.950		03/01/21	305,440
60,000	3.741		03/07/29	64,549
700,000	3.751		07/18/39	765,478

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, Inc.
(3M USD LIBOR + 1.400%)
$1,550,000	3.336	%(a)(c)	10/24/23	$ 1,583,325
(3M USD LIBOR + 0.847%)
750,000	3.737	(a)(c)	04/24/24	783,375
1,050,000	3.700		10/23/24	1,114,627
(SOFR + 1.152%)
800,000	2.720	(a)(c)	07/22/25	811,328
50,000	4.000		07/23/25	54,087
425,000	3.950		04/23/27	454,780
(3M USD LIBOR + 1.340%)
30,000	3.591	(a)(c)	07/22/28	31,834
(3M USD LIBOR + 1.628%)
700,000	4.431	(a)(c)	01/23/30	790,930
Royal Bank of Canada(c) (3M USD LIBOR + 0.390%)
875,000	2.326		04/30/21	877,651
Royal Bank of Scotland Group PLC
(3M USD LIBOR + 1.480%)
1,160,000	3.498	(a)(c)	05/15/23	1,188,049
826,000	3.875		09/12/23	864,467
(3M USD LIBOR + 1.550%)
850,000	4.519	(a)(c)	06/25/24	902,504
(3M USD LIBOR + 1.762%)
225,000	4.269	(a)(c)	03/22/25	239,184
(5 Year CMT + 2.100%)
200,000	3.754	(a)(c)	11/01/29	204,000
Santander Holdings USA, Inc.(a)
65,000	4.400		07/13/27	70,206
Santander UK PLC
1,000,000	2.875		06/18/24	1,021,490
Standard Chartered PLC(a)(b)(c) (3M USD LIBOR + 1.150%)
1,325,000	4.247		01/20/23	1,372,037
State Street Corp.
30,000	3.300		12/16/24	31,631
Sumitomo Mitsui Financial Group, Inc.
35,000	2.632		07/14/26	35,032
The Bank of New York Mellon Corp.(a)
(3M USD LIBOR + 0.634%)
35,000	2.661	(c)	05/16/23	35,480
25,000	2.200		08/16/23	25,248
The Toronto-Dominion Bank
30,000	3.500		07/19/23	31,599
Truist Bank(a)(c) (3M USD LIBOR + 0.298%)
1,295,000	2.590		01/29/21	1,295,427
Truist Financial Corp.(a)
30,000	3.750		12/06/23	31,793

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo & Co.
$60,000	3.069	%(a)	01/24/23	$ 61,222
2,750,000	3.000		10/23/26	2,819,217
600,000	4.300		07/22/27	656,550
75,000	4.150	(a)	01/24/29	83,468
Westpac Banking Corp.(a)(c) (5 Year CMT + 2.000%)
575,000	4.110		07/24/34	603,342

				61,915,571

Beverages(a) – 2.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
325,000	4.700		02/01/36	374,943
2,750,000	4.900		02/01/46	3,264,717
Anheuser-Busch InBev Finance, Inc.
65,000	3.650		02/01/26	69,158
Anheuser-Busch InBev Worldwide, Inc.
25,000	5.450		01/23/39	31,381
350,000	4.600		04/15/48	398,472
200,000	5.550		01/23/49	259,314
Bacardi Ltd.(b)
600,000	5.300		05/15/48	696,132
Constellation Brands, Inc.
(3M USD LIBOR + 0.700%)
975,000	2.610	(c)	11/15/21	976,433
625,000	4.400		11/15/25	682,700
225,000	3.700		12/06/26	238,835
500,000	3.600		02/15/28	525,945
625,000	3.150		08/01/29	632,769
Keurig Dr Pepper, Inc.
750,000	4.057		05/25/23	792,007

				8,942,806

Biotechnology(a) – 0.0%
Amgen, Inc.
60,000	2.600		08/19/26	60,751
Gilead Sciences, Inc.
25,000	3.500		02/01/25	26,525
65,000	3.650		03/01/26	69,904

				157,180

Building Materials(a)(b) – 0.0%
JELD-WEN, Inc.
35,000	4.875		12/15/27	35,788

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(a)(b) – (continued)
Summit Materials LLC/Summit Materials Finance Corp.
$35,000	6.500%	03/15/27	$ 37,756

			73,544

Chemicals – 1.4%
CNAC HK Finbridge Co. Ltd.
270,000	3.125	06/19/22	272,397
200,000	4.625	03/14/23	210,125
DuPont de Nemours, Inc.(a)
750,000	4.205	11/15/23	801,848
75,000	5.419	11/15/48	92,176
Huntsman International LLC(a)
415,000	4.500	05/01/29	441,252
Kraton Polymers LLC/Kraton Polymers Capital Corp.(a)(b)
35,000	7.000	04/15/25	36,050
Syngenta Finance NV(b)
1,210,000	3.698	04/24/20	1,213,642
1,485,000	3.933	04/23/21	1,509,696
The Sherwin-Williams Co.(a)
102,000	2.750	06/01/22	103,704
565,000	3.450	06/01/27	597,533
475,000	2.950	08/15/29	481,465
Univar Solutions USA, Inc.(a)(b)
300,000	5.125	12/01/27	313,125

			6,073,013

Commercial Services(a) – 0.5%
Global Payments, Inc.
375,000	2.650	02/15/25	377,036
225,000	3.200	08/15/29	229,140
IHS Markit Ltd.(b)
550,000	4.000	03/01/26	580,316
PayPal Holdings, Inc.
1,175,000	2.650	10/01/26	1,190,498
The Hertz Corp.(b)
35,000	6.000	01/15/28	35,000

			2,411,990

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers – 1.2%
Apple, Inc.
$935,000	2.750	%(a)	01/13/25	$ 965,883
30,000	2.500		02/09/25	30,624
30,000	3.200		05/13/25	31,692
1,875,000	2.450	(a)	08/04/26	1,901,719
Dell International LLC/EMC Corp.(a)(b)
625,000	5.450		06/15/23	677,656
5,000	4.000		07/15/24	5,238
275,000	6.020		06/15/26	317,289
225,000	8.350		07/15/46	307,564
Hewlett Packard Enterprise Co.(a)
939,000	4.900		10/15/25	1,044,243
155,000	6.350		10/15/45	187,042
Seagate HDD Cayman
65,000	4.750		01/01/25	68,981

				5,537,931

Distribution & Wholesale(a)(b) – 0.0%
Resideo Funding, Inc.
35,000	6.125		11/01/26	34,961

Diversified Financial Services – 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1,150,000	4.625		07/01/22	1,214,538
450,000	3.300	(a)	01/23/23	460,953
400,000	4.875	(a)	01/16/24	434,076
Air Lease Corp.(a)
875,000	3.750		06/01/26	915,180
50,000	3.250		10/01/29	49,668
Aircastle Ltd.(a)
25,000	4.125		05/01/24	26,263
45,000	4.250		06/15/26	47,476
American Express Credit Corp.(a)
25,000	3.300		05/03/27	26,661
Ares Capital Corp.(a)
65,000	4.200		06/10/24	68,351
Avolon Holdings Funding Ltd.(a)(b)
470,000	3.950		07/01/24	490,356

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Brookfield Finance, Inc.(a)
$30,000	4.850%	03/29/29	$ 34,520
Capital One Financial Corp.(a)
30,000	3.750	03/09/27	32,027
55,000	3.800	01/31/28	59,009
GE Capital International Funding Co.
1,600,000	3.373	11/15/25	1,665,424
250,000	4.418	11/15/35	266,675
Global Aircraft Leasing Co. Ltd.(a)(b)(e) (PIK 7.250%, Cash 6.500%)
900,000	6.500	09/15/24	939,375
Huarong Finance 2019 Co. Ltd.
480,000	3.750	05/29/24	491,388
Huarong Finance II Co. Ltd.
200,000	5.500	01/16/25	220,562
LPL Holdings, Inc.(a)(b)
650,000	4.625	11/15/27	663,000
Nationstar Mortgage Holdings, Inc.(a)(b)
35,000	8.125	07/15/23	36,969
Synchrony Financial(a)
60,000	5.150	03/19/29	68,139
The Charles Schwab Corp.(a)
65,000	3.250	05/22/29	68,718

			8,279,328

Electrical – 1.5%
Alliant Energy Finance LLC(a)(b)
375,000	3.750	06/15/23	392,085
100,000	4.250	06/15/28	107,002
Berkshire Hathaway Energy Co.(a)
225,000	3.250	04/15/28	237,067
Calpine Corp.(a)
35,000	5.750	01/15/25	35,963
Dominion Energy, Inc.(f)
675,000	3.071	08/15/24	690,444
NRG Energy, Inc.(a)(b)
675,000	3.750	06/15/24	697,660
Sempra Energy(a)(c) (3M USD LIBOR + 0.500%)
1,125,000	2.501	01/15/21	1,125,180
Southern California Edison Co.(a)
725,000	3.700	08/01/25	766,397
450,000	4.200	03/01/29	494,955

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
The Southern Co.(a)
$1,050,000	3.250%		07/01/26	$ 1,089,249
Vistra Operations Co. LLC(a)(b)
1,175,000	3.550		07/15/24	1,194,716

				6,830,718

Electrical Components & Equipment(a)(b) – 0.3%
Energizer Holdings, Inc.
1,110,000	7.750		01/15/27	1,240,425

Electronics(a) – 0.0%
Fortive Corp.
65,000	3.150		06/15/26	66,522
Honeywell International, Inc.
35,000	2.500		11/01/26	35,583

				102,105

Engineering & Construction(a) – 0.2%
Mexico City Airport Trust
200,000	4.250		10/31/26	208,937
250,000	3.875	(b)	04/30/28	256,016
310,000	5.500	(b)	07/31/47	320,366

				785,319

Entertainment(a)(b) – 0.0%
Lions Gate Capital Holdings LLC
35,000	5.875		11/01/24	35,350

Environmental(a)(b) – 0.1%
GFL Environmental, Inc.
425,000	8.500		05/01/27	465,375

Food & Drug Retailing(a) – 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
35,000	7.500		03/15/26	39,331
B&G Foods, Inc.
35,000	5.250		04/01/25	36,050
Conagra Brands, Inc.
60,000	4.600		11/01/25	66,259
Kraft Heinz Foods Co.
65,000	3.950		07/15/25	68,530
25,000	3.000		06/01/26	24,948

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing(a) – (continued)
Mars, Inc.(b)
$225,000	2.700%	04/01/25	$ 230,186
425,000	3.200	04/01/30	449,786
Post Holdings, Inc.(b)
450,000	5.750	03/01/27	482,625
225,000	5.500	12/15/29	239,906
Tyson Foods, Inc.
60,000	4.000	03/01/26	65,013

			1,702,634

Gaming(a) – 0.3%
Boyd Gaming Corp.(b)
900,000	4.750	12/01/27	934,875
Las Vegas Sands Corp.
35,000	3.500	08/18/26	36,188
35,000	3.900	08/08/29	36,583
Wynn Macau Ltd.(b)
200,000	5.125	12/15/29	203,750

			1,211,396

Gas(a) – 0.1%
NiSource, Inc.
575,000	3.650	06/15/23	598,063

Healthcare Providers & Services – 1.1%
Acadia Healthcare Co., Inc.(a)
682,000	5.625	02/15/23	692,230
35,000	6.500	03/01/24	36,312
Aetna, Inc.(a)
35,000	2.800	06/15/23	35,571
Anthem, Inc.(a)
30,000	4.101	03/01/28	32,585
Catalent Pharma Solutions, Inc.(a)(b)
130,000	5.000	07/15/27	136,175
Centene Corp.(a)(b)
1,100,000	4.250	12/15/27	1,132,637
DH Europe Finance II S.a.r.l.(a)
700,000	2.200	11/15/24	701,001
275,000	2.600	11/15/29	274,202

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
HCA, Inc.
$30,000	5.000%		03/15/24	$ 32,794
425,000	5.375		02/01/25	469,625
45,000	5.250		04/15/25	50,400
150,000	5.875	(a)	02/15/26	170,625
Tenet Healthcare Corp.
500,000	6.750		06/15/23	550,000
560,000	5.125	(a)	05/01/25	576,800
UnitedHealth Group, Inc.
25,000	3.850		06/15/28	27,490

				4,918,447

Household Products(a)(b) – 0.0%
Prestige Brands, Inc.
150,000	5.125		01/15/28	156,750

Insurance – 1.4%
American International Group, Inc.(a)
1,075,000	3.900		04/01/26	1,151,475
375,000	4.200		04/01/28	412,841
60,000	4.250		03/15/29	66,737
Arch Capital Finance LLC(a)
1,000,000	4.011		12/15/26	1,103,200
AXA Equitable Holdings, Inc.(a)
30,000	4.350		04/20/28	32,434
35,000	5.000		04/20/48	37,582
Berkshire Hathaway, Inc.(a)
65,000	2.750		03/15/23	66,797
Brighthouse Financial, Inc.(a)
75,000	4.700		06/22/47	69,377
Great-West Lifeco Finance 2018 LP(a)(b)
325,000	4.047		05/17/28	357,312
Lincoln National Corp.(a)
70,000	3.050		01/15/30	70,587
Marsh & McLennan Cos., Inc.(a)
575,000	4.375		03/15/29	655,310
Reinsurance Group of America, Inc.(a)
65,000	3.900		05/15/29	69,687
Teachers Insurance & Annuity Association of America(b)
295,000	4.900		09/15/44	363,472
The Northwestern Mutual Life Insurance Co.(b)
800,000	6.063		03/30/40	1,099,856

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Willis North America, Inc.(a)
$70,000	2.950%	09/15/29	$ 69,383
XLIT Ltd.
775,000	4.450	03/31/25	844,533

			6,470,583

Internet(a) – 0.4%
Amazon.com, Inc.
400,000	3.875	08/22/37	452,660
Booking Holdings, Inc.
65,000	3.600	06/01/26	69,449
eBay, Inc.
65,000	3.600	06/05/27	67,967
Twitter, Inc.(b)
1,135,000	3.875	12/15/27	1,133,582

			1,723,658

Iron/Steel – 0.1%
ArcelorMittal SA
60,000	6.125	06/01/25	68,996
Cleveland-Cliffs, Inc.(a)(b)
40,000	5.875	06/01/27	38,400
Vale Overseas Ltd.
134,000	6.250	08/10/26	156,780

			264,176

Leisure Time(a)(b) – 0.0%
Viking Cruises Ltd.
35,000	5.875	09/15/27	37,319

Machinery - Construction & Mining(a)(b) – 0.0%
The Manitowoc Co., Inc.
35,000	9.000	04/01/26	36,794

Media – 2.8%
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b)
1,145,000	4.750	03/01/30	1,165,037
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
400,000	3.579	07/23/20	402,572
1,187,000	4.500	02/01/24	1,276,737
1,725,000	4.908	07/23/25	1,900,743
40,000	6.384	10/23/35	50,488

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Comcast Corp.(a)
$1,025,000	3.700%	04/15/24	$ 1,092,230
550,000	3.950	10/15/25	600,105
256,000	3.300	02/01/27	270,636
350,000	3.150	02/15/28	366,797
375,000	4.150	10/15/28	421,867
575,000	4.250	10/15/30	658,041
Cox Communications, Inc.(a)(b)
30,000	3.500	08/15/27	31,311
Diamond Sports Group LLC/Diamond Sports Finance Co.(a)(b)
420,000	5.375	08/15/26	424,200
35,000	6.625	08/15/27	34,038
Discovery Communications LLC(a)
45,000	4.900	03/11/26	50,328
30,000	3.950	03/20/28	32,045
Entercom Media Corp.(a)(b)
435,000	7.250	11/01/24	458,925
675,000	6.500	05/01/27	722,250
Fox Corp.(a)(b)
300,000	4.030	01/25/24	319,557
275,000	4.709	01/25/29	313,484
iHeartCommunications, Inc.(a)(b)
300,000	4.750	01/15/28	307,500
Meredith Corp.(a)
35,000	6.875	02/01/26	36,400
NBCUniversal Media LLC
458,000	4.450	01/15/43	533,446
Scripps Escrow, Inc.(a)(b)
35,000	5.875	07/15/27	36,663
The Walt Disney Co.
1,125,000	4.000	10/01/23	1,201,635
Univision Communications, Inc.(a)(b)
35,000	5.125	05/15/23	34,956

			12,741,991

Mining(b) – 0.2%
Glencore Finance Canada Ltd.
650,000	4.250	10/25/22	680,258

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mining(b) – (continued)
Glencore Funding LLC(a)
$300,000	4.125%		03/12/24	$ 314,247
65,000	4.000		03/27/27	67,681

				1,062,186

Miscellaneous Manufacturing – 0.1%
General Electric Co.
75,000	2.700		10/09/22	75,944
250,000	3.100		01/09/23	255,393
25,000	6.875		01/10/39	33,222

				364,559

Oil Field Services – 1.7%
Antero Resources Corp.(a)
40,000	5.375		11/01/21	38,000
BP Capital Markets America, Inc.(a)
65,000	3.796		09/21/25	70,295
600,000	4.234		11/06/28	678,264
Canadian Natural Resources Ltd.
30,000	6.250		03/15/38	38,935
Cenovus Energy, Inc.(a)
450,000	4.250		04/15/27	476,001
Devon Energy Corp.(a)
227,000	5.850		12/15/25	269,065
265,000	5.600		07/15/41	322,619
Equinor ASA
30,000	2.450		01/17/23	30,466
Gazprom PJSC Via Gaz Capital SA
230,000	5.150	(b)	02/11/26	256,163
240,000	7.288		08/16/37	335,925
Halliburton Co.(a)
30,000	3.800		11/15/25	32,013
HollyFrontier Corp.(a)
60,000	5.875		04/01/26	67,558
Marathon Petroleum Corp.(a)
60,000	5.125		12/15/26	67,986
325,000	3.800		04/01/28	341,237
MEG Energy Corp.(a)(b)
40,000	7.000		03/31/24	40,300

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Nabors Industries, Inc.
	$40,000	4.625%		09/15/21	$ 39,800
Noble Energy, Inc.(a)
	425,000	3.250		10/15/29	429,577
	5,000	5.250		11/15/43	5,634
Occidental Petroleum Corp.(a)
	2,250,000	2.900		08/15/24	2,284,537
	300,000	5.550		03/15/26	340,413
Petrobras Global Finance B.V.
	30,000	5.999		01/27/28	34,163
	30,000	5.093	(b)	01/15/30	32,085
Petroleos de Venezuela SA
	4,280,000	6.000		10/28/22	224,700
	1,110,000	5.375		04/12/27	86,025
Petroleos Mexicanos
EUR	410,000	5.125		03/15/23	512,929
	$140,000	6.490	(a)(b)	01/23/27	149,100
	150,000	6.500		03/13/27	158,921
	20,000	5.625		01/23/46	18,056
	10,000	6.750		09/21/47	10,088
	40,000	6.350		02/12/48	38,729
	190,000	7.690	(a)(b)	01/23/50	208,185
Schlumberger Holdings Corp.(a)(b)
	45,000	4.000		12/21/25	48,489
	30,000	4.300		05/01/29	32,973
Total Capital International SA
	30,000	3.750		04/10/24	32,126
USA Compression Partners LP/USA Compression Finance Corp.(a)
	35,000	6.875		04/01/26	36,750
Valero Energy Corp.
	35,000	6.625		06/15/37	46,335
WPX Energy, Inc.(a)
	35,000	5.250		09/15/24	37,188

					7,871,630

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging(a)(b) – 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
$400,000	6.000%		02/15/25	$ 419,500

Pharmaceuticals – 4.1%
AbbVie, Inc.
1,100,000	3.375		11/14/21	1,127,863
40,000	2.850	(a)	05/14/23	40,803
725,000	3.750	(a)	11/14/23	762,896
30,000	4.500	(a)	05/14/35	33,690
650,000	4.050	(a)(b)	11/21/39	681,220
1,525,000	4.250	(a)(b)	11/21/49	1,613,694
Allergan Funding SCS(a)
30,000	4.550		03/15/35	32,363
Bausch Health Americas, Inc.(a)(b)
230,000	9.250		04/01/26	264,500
Bausch Health Cos., Inc.(a)(b)
650,000	9.000		12/15/25	738,563
95,000	5.000		01/30/28	97,375
95,000	5.250		01/30/30	98,325
Bayer US Finance II LLC(a)(b)
950,000	3.875		12/15/23	997,367
Becton Dickinson & Co.(a)
(3M USD LIBOR + 0.875%)
919,000	2.836	(c)	12/29/20	919,312
950,000	2.894		06/06/22	965,134
275,000	3.363		06/06/24	286,228
580,000	3.700		06/06/27	617,311
372,000	4.685		12/15/44	432,119
175,000	4.669		06/06/47	207,988
Bristol-Myers Squibb Co.(a)(b)
1,345,000	3.875		08/15/25	1,453,999
300,000	3.900		02/20/28	328,593
Cigna Corp.(a)
2,175,000	3.750		07/15/23	2,282,010
60,000	4.125		11/15/25	65,108
200,000	4.900		12/15/48	238,624

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
CVS Health Corp.(a)
$425,000	3.500%		07/20/22	$ 438,651
35,000	3.700		03/09/23	36,441
950,000	3.375		08/12/24	988,788
25,000	2.625		08/15/24	25,277
450,000	3.875		07/20/25	479,610
275,000	5.050		03/25/48	325,487
Elanco Animal Health, Inc.
775,000	3.912		08/27/21	794,214
300,000	4.272	(a)	08/28/23	316,869
GlaxoSmithKline Capital, Inc.
25,000	3.875		05/15/28	27,569
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.(a)(b)
35,000	7.250		08/15/26	37,100
Mylan NV(a)
65,000	3.950		06/15/26	67,538
Pfizer, Inc.(a)
750,000	3.450		03/15/29	806,520
Shire Acquisitions Investments Ireland DAC(a)
35,000	3.200		09/23/26	36,040

				18,665,189

Pipelines – 2.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(b)
900,000	5.750		03/01/27	787,500
Energy Transfer Operating LP(a)
350,000	4.650		06/01/21	359,551
875,000	4.200		09/15/23	919,065
65,000	4.050		03/15/25	67,878
725,000	5.500		06/01/27	814,972
550,000	5.250		04/15/29	618,409
25,000	6.000		06/15/48	29,100
Enterprise Products Operating LLC(a)(c) (3M USD LIBOR + 2.778%)
475,000	4.684		06/01/67	450,148
EQM Midstream Partners LP(a)
1,700,000	4.750		07/15/23	1,705,474
325,000	5.500		07/15/28	319,280

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Genesis Energy LP/Genesis Energy Finance Corp.(a)
$40,000	6.000%		05/15/23	$ 39,600
400,000	6.500		10/01/25	387,000
Kinder Morgan Energy Partners LP(a)
1,025,000	3.500		09/01/23	1,062,023
Kinder Morgan, Inc.
500	7.750		01/15/32	685
MPLX LP(a)
30,000	4.875		06/01/25	32,755
50,000	4.250	(b)	12/01/27	52,608
225,000	4.800		02/15/29	246,823
325,000	4.500		04/15/38	330,713
175,000	4.700		04/15/48	177,698
Plains All American Pipeline LP/PAA Finance Corp.(a)
600,000	3.650		06/01/22	616,026
425,000	3.850		10/15/23	439,964
Sabine Pass Liquefaction LLC(a)
800,000	6.250		03/15/22	859,384
300,000	5.625		04/15/23	326,484
30,000	5.875		06/30/26	34,434
Sunoco Logistics Partners Operations LP(a)
200,000	4.250		04/01/24	209,890
100,000	5.400		10/01/47	108,361
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(a)
500,000	5.875		04/15/26	531,250
The Williams Cos., Inc.(a)
915,000	3.600		03/15/22	939,751
5,000	4.300		03/04/24	5,333
55,000	4.550		06/24/24	59,316
450,000	3.900		01/15/25	472,896
TransCanada PipeLines Ltd.
25,000	4.625	(a)	03/01/34	28,539
40,000	7.625		01/15/39	59,873
Western Midstream Operating LP(a)
100,000	5.450		04/01/44	88,073
100,000	5.300		03/01/48	86,757

				13,267,613

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate(a) – 0.1%
Kaisa Group Holdings Ltd.
$200,000	9.375%		06/30/24	$ 189,750
Realogy Group LLC/Realogy Co-Issuer Corp.(b)
35,000	9.375		04/01/27	36,400
Scenery Journey Ltd.
200,000	13.000		11/06/22	203,313

				429,463

Real Estate Investment Trust – 2.1%
Alexandria Real Estate Equities, Inc.(a)
325,000	3.800		04/15/26	347,149
380,000	3.375		08/15/31	395,721
American Campus Communities Operating Partnership LP(a)
800,000	3.750		04/15/23	833,816
American Homes 4 Rent LP(a)
506,000	4.900		02/15/29	565,824
American Tower Corp.(a)
925,000	3.375		05/15/24	960,446
Brixmor Operating Partnership LP(a)
60,000	4.125		05/15/29	64,418
Camden Property Trust(a)
65,000	3.150		07/01/29	67,600
Crown Castle International Corp.
575,000	5.250		01/15/23	624,651
1,275,000	3.150	(a)	07/15/23	1,310,164
65,000	3.100	(a)	11/15/29	65,921
EPR Properties(a)
65,000	3.750		08/15/29	65,832
Healthpeak Properties, Inc.(a)
65,000	3.500		07/15/29	67,604
Kilroy Realty LP(a)
500,000	4.750		12/15/28	566,500
National Retail Properties, Inc.(a)
400,000	4.000		11/15/25	429,316
Regency Centers LP(a)
700,000	2.950		09/15/29	698,509

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – (continued)
Spirit Realty LP(a)
$725,000	4.000%	07/15/29	$ 762,113
Trust F/1401(a)(b)
300,000	5.250	12/15/24	324,656
VEREIT Operating Partnership LP(a)
800,000	4.625	11/01/25	876,072
WEA Finance LLC(a)(b)
50,000	3.500	06/15/29	51,864
Welltower, Inc.(a)
65,000	4.000	06/01/25	70,030
Weyerhaeuser Co.
50,000	7.375	03/15/32	69,201
WP Carey, Inc.(a)
425,000	3.850	07/15/29	448,541

			9,665,948

Retailing(a) – 0.4%
Beacon Roofing Supply, Inc.(b)
35,000	4.875	11/01/25	35,088
Dollar Tree, Inc.
590,000	4.000	05/15/25	630,397
PetSmart, Inc.(b)
35,000	5.875	06/01/25	35,744
Staples, Inc.(b)
35,000	10.750	04/15/27	35,613
Starbucks Corp.
850,000	3.800	08/15/25	917,073
The Home Depot, Inc.
275,000	3.900	12/06/28	308,022
Walgreens Boots Alliance, Inc.
5,000	4.800	11/18/44	5,073

			1,967,010

Savings & Loans(a)(b)(c) – 0.1%
Nationwide Building Society (3M USD LIBOR + 1.855%)
400,000	3.960	07/18/30	429,072

Semiconductors – 1.7%
Applied Materials, Inc.(a)
30,000	3.300	04/01/27	31,834
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
1,100,000	3.000	01/15/22	1,116,236
1,125,000	3.625	01/15/24	1,165,061
500,000	3.125	01/15/25	506,795
60,000	3.875	01/15/27	62,280

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors – (continued)
Broadcom, Inc.(b)
$1,150,000	3.125%		10/15/22	$ 1,172,413
860,000	3.625	(a)	10/15/24	892,835
Microchip Technology, Inc.
525,000	3.922		06/01/21	536,411
NXP B.V./NXP Funding LLC(b)
1,325,000	3.875		09/01/22	1,375,257
NXP B.V./NXP Funding LLC/NXP USA, Inc.(a)(b)
65,000	3.875		06/18/26	68,823
Qorvo, Inc.(a)(b)
600,000	4.375		10/15/29	628,500
QUALCOMM, Inc.(a)
30,000	3.450		05/20/25	31,769

				7,588,214

Software(a) – 0.6%
Camelot Finance SA(b)
650,000	4.500		11/01/26	667,062
Fair Isaac Corp.(b)
180,000	4.000		06/15/28	180,900
Fiserv, Inc.
300,000	3.800		10/01/23	316,806
25,000	2.750		07/01/24	25,472
750,000	3.200		07/01/26	777,712
525,000	4.200		10/01/28	580,193
VMware, Inc.
35,000	3.900		08/21/27	36,596

				2,584,741

Telecommunication Services – 3.8%
AT&T, Inc.(a)
1,375,000	3.000		06/30/22	1,404,576
400,000	4.450		04/01/24	433,396
2,375,000	3.400		05/15/25	2,488,834
425,000	3.600		07/15/25	449,523
600,000	4.125		02/17/26	649,686
235,000	4.900		08/15/37	271,178

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
AT&T, Inc.(a) (continued)
$275,000	4.750%		05/15/46	$ 310,340
275,000	5.150		11/15/46	328,669
225,000	5.450		03/01/47	278,093
250,000	4.500		03/09/48	276,300
British Telecommunications PLC
25,000	9.625		12/15/30	38,507
CenturyLink, Inc.(a)(b)
850,000	5.125		12/15/26	862,750
CommScope Technologies LLC(a)(b)
40,000	6.000		06/15/25	40,000
Connect Finco S.a.r.l./Connect US Finco LLC(a)(b)
725,000	6.750		10/01/26	766,687
Deutsche Telekom International Finance B.V.
25,000	8.750		06/15/30	36,668
Digicel Group One Ltd.(a)(b)
610,000	8.250		12/30/22	342,363
Digicel Ltd.(a)(b)
200,000	6.000		04/15/21	155,060
Intelsat Jackson Holdings SA(a)
545,000	5.500		08/01/23	466,656
205,000	9.750	(b)	07/15/25	189,625
Level 3 Financing, Inc.(a)
1,150,000	5.625		02/01/23	1,154,312
Motorola Solutions, Inc.(a)
40,000	4.600		05/23/29	44,006
Sprint Communications, Inc.
935,000	6.000		11/15/22	979,412
Telefonica Emisiones SA
150,000	5.462		02/16/21	155,714
325,000	4.570		04/27/23	349,700
Verizon Communications, Inc.
30,000	3.500	(a)	11/01/24	31,798
925,000	3.376		02/15/25	978,382
630,000	4.329		09/21/28	713,790
50,000	4.125		08/15/46	56,273
50,000	4.862		08/21/46	61,984
1,030,000	5.012		04/15/49	1,315,691

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Vodafone Group PLC
$1,525,000	3.750%	01/16/24	$ 1,610,171
45,000	6.150	02/27/37	58,270
30,000	5.000	05/30/38	34,738

			17,333,152

Toys/Games/Hobbies(a)(b) – 0.2%
Mattel, Inc.
685,000	5.875	12/15/27	720,962

Transportation(a) – 0.0%
FedEx Corp.
30,000	4.550	04/01/46	30,858
Union Pacific Corp.
30,000	3.950	09/10/28	33,093
United Parcel Service, Inc.
65,000	3.050	11/15/27	68,358

			132,309

TOTAL CORPORATE OBLIGATIONS (Cost $217,052,542)			$ 225,662,732

Mortgage-Backed Obligations – 57.8%
Collateralized Mortgage Obligations – 4.0%
Interest Only(g) – 0.9%
FHLMC REMIC Series 4314, Class SE(c) (-1x1M USD LIBOR + 6.050%)
$745,777	4.310%	03/15/44	$ 119,550
FHLMC REMIC Series 4320, Class SD(c) (-1x1M USD LIBOR + 6.100%)
3,446,730	4.360	07/15/39	579,459
FHLMC REMIC Series 4583, Class ST(c) (-1x1M USD LIBOR + 6.000%)
1,430,249	4.260	05/15/46	247,092
FHLMC REMIC Series 4936, Class ES(c) (-1x1M USD LIBOR + 6.000%)
311,998	4.260	12/25/49	49,379
FHLMC REMIC Series 4936, Class PS(c) (-1x1M USD LIBOR + 6.000%)
796,443	4.260	12/25/49	133,251
FHLMC STRIPS Series 304, Class C45
222,909	3.000	12/15/27	14,663
FNMA REMIC Series 2011-124, Class SC(c) (-1x1M USD LIBOR + 6.550%)
354,027	4.758	12/25/41	63,888
FNMA REMIC Series 2012-5, Class SA(c) (-1x1M USD LIBOR + 5.950%)
522,673	4.158	02/25/42	84,787

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
FNMA REMIC Series 2012-88, Class SB(c) (-1x1M USD LIBOR + 6.670%)
$365,089	4.878%	07/25/42	$ 61,894
FNMA REMIC Series 2014-6, Class SA(c) (-1x1M USD LIBOR + 6.600%)
410,199	4.808	02/25/44	75,930
FNMA REMIC Series 2015-34, Class LS(c) (-1x1M USD LIBOR + 6.100%)
865,228	4.308	06/25/45	156,796
FNMA REMIC Series 2016-69, Class BS(c) (-1x1M USD LIBOR + 6.100%)
2,195,010	4.308	10/25/46	378,549
GNMA REMIC Series 2010-101, Class S(c) (-1x1M USD LIBOR + 6.000%)
377,717	4.235	08/20/40	64,485
GNMA REMIC Series 2010-20, Class SE(c) (-1x1M USD LIBOR + 6.250%)
815,050	4.485	02/20/40	152,638
GNMA REMIC Series 2013-134, Class DS(c) (-1x1M USD LIBOR + 6.100%)
109,987	4.335	09/20/43	19,768
GNMA REMIC Series 2013-152, Class SG(c) (-1x1M USD LIBOR + 6.150%)
340,531	4.385	06/20/43	60,464
GNMA REMIC Series 2013-181, Class SA(c) (-1x1M USD LIBOR + 6.100%)
462,008	4.335	11/20/43	85,101
GNMA REMIC Series 2014-132, Class SL(c) (-1x1M USD LIBOR + 6.100%)
536,907	4.335	10/20/43	69,195
GNMA REMIC Series 2014-133, Class BS(c) (-1x1M USD LIBOR + 5.600%)
277,383	3.835	09/20/44	43,258
GNMA REMIC Series 2014-162, Class SA(c) (-1x1M USD LIBOR + 5.600%)
258,093	3.835	11/20/44	38,329
GNMA REMIC Series 2015-110, Class MS(c) (-1x1M USD LIBOR + 5.710%)
1,766,802	3.945	08/20/45	269,028
GNMA REMIC Series 2015-111, Class IM
762,262	4.000	08/20/45	100,948
GNMA REMIC Series 2015-119, Class SN(c) (-1x1M USD LIBOR + 6.250%)
359,850	4.485	08/20/45	58,706

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
GNMA REMIC Series 2015-123, Class SP(c) (-1x1M USD LIBOR + 6.250%)
$387,071	4.485%	09/20/45	$ 65,896
GNMA REMIC Series 2015-167, Class AS(c) (-1x1M USD LIBOR + 6.250%)
272,660	4.485	11/20/45	43,538
GNMA REMIC Series 2015-168, Class SD(c) (-1x1M USD LIBOR + 6.200%)
184,744	4.435	11/20/45	33,504
GNMA REMIC Series 2015-57, Class AS(c) (-1x1M USD LIBOR + 5.600%)
1,497,248	3.835	04/20/45	216,362
GNMA REMIC Series 2016-109, Class IH
1,096,909	4.000	10/20/45	142,095
GNMA REMIC Series 2016-27, Class IA
544,825	4.000	06/20/45	60,682
GNMA REMIC Series 2018-72, Class IB
593,051	4.000	04/20/46	91,255
GNMA REMIC Series 2019-128, Class IO
1,292,915	4.000	10/20/49	209,800
GNMA REMIC Series 2019-129, Class AI
596,543	3.500	10/20/49	103,855
GNMA REMIC Series 2019-98, Class SC(c) (-1x1M USD LIBOR + 6.050%)
990,436	4.285	08/20/49	153,957

			4,048,102

Regular Floater(c) – 0.0%
FNMA REMIC Series 2011-63, Class FG(1M USD LIBOR + 0.450%)
91,671	2.242	07/25/41	92,021

Sequential Fixed Rate – 0.1%
FNMA REMIC Series 2005-70, Class PA
47,917	5.500	08/25/35	53,127
FNMA REMIC Series 2011-52, Class GB
392,668	5.000	06/25/41	435,178
FNMA REMIC Series 2012-111, Class B
31,951	7.000	10/25/42	37,236
FNMA REMIC Series 2012-153, Class B
90,644	7.000	07/25/42	107,983

			633,524

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – 3.0%
Brunel Residential Mortgage Securitisation No. 1 PLC Series 2007-1X, Class A4B (3M GBP LIBOR + 0.220%)
GBP	249,421	1.005%	01/13/39	$ 325,862
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2(b) (1M USD LIBOR + 2.400%)
	$612,086	4.192	04/25/31	617,547
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2(b) (1M USD LIBOR + 2.300%)
	870,000	4.092	08/25/31	875,954
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A3 (1M USD LIBOR + 0.250%)
	1,810,462	2.042	11/25/36	1,610,698
Credit Suisse European Mortgage Capital Ltd. Series 2015-1HWA, Class A(b) (3M Euribor + 2.750%)
EUR	772,255	2.750	05/22/20	866,238
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3 (1M USD LIBOR + 3.300%)
	$260,000	5.092	10/25/27	276,281
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-HQ2, Class M3 (1M USD LIBOR + 3.250%)
	1,000,000	5.042	05/25/25	1,055,539
Harben Finance PLC Series 2017-1X, Class A (3M GBP LIBOR + 0.800%)
GBP	794,358	1.602	08/20/56	1,052,545
London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
	786,022	1.639	11/15/49	1,040,331
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1B (12M MTA + 1.200%)
	$168,103	3.439	12/25/46	251,394
Ripon Mortgages PLC Series 1X, Class A1(3M GBP LIBOR + 0.800%)
GBP	277,276	1.602	08/20/56	367,263
Ripon Mortgages PLC Series 1X, Class A2 (3M GBP LIBOR + 0.800%)
	2,407,978	1.602	08/20/56	3,189,467
Tower Bridge Funding No. 2 PLC, Class A (3M GBP LIBOR + 0.900%)
	1,061,551	1.698	03/20/56	1,407,059
Tower Bridge Funding No. 1 PLC, Class A (3M GBP LIBOR + 1.000%)
	378,482	1.798	03/20/56	502,108

				13,438,286

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 18,211,933

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities(b)(c) – 0.3%
Sequential Floating Rate – 0.3%
Exantas Capital Corp. Ltd. Series 2018-RSO6, Class A (1M USD LIBOR + 0.830%)
$483,261	2.567%	06/15/35	$ 482,885
Bancorp Commercial Mortgage Trust Series 2018-CRE4, Class A (1M USD LIBOR + 0.900%)
826,952	2.640	09/15/35	826,980

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 1,309,865

Federal Agencies – 53.5%
Adjustable Rate FHLMC(c) – 0.0%
(12M USD LIBOR + 1.748%)
$29,489	3.989%	09/01/35	$ 30,937

FHLMC – 2.0%
114,480	6.000	08/01/27	125,586
12,682	5.000	08/01/33	13,950
2,412	5.000	09/01/33	2,653
2,773	5.000	10/01/33	3,050
3,128	5.000	11/01/34	3,466
178,010	5.000	12/01/34	197,268
4,545	5.000	07/01/35	5,036
904	5.000	11/01/35	995
33,753	5.000	03/01/39	37,276
6,328	5.000	05/01/39	6,989
19,768	5.000	04/01/40	21,807
3,707	5.000	08/01/40	4,078
49,836	4.000	02/01/41	53,398
773	5.000	04/01/41	848
3,481	5.000	06/01/41	3,818
1,745,280	4.000	03/01/48	1,836,206
2,132,713	4.000	04/01/48	2,222,656
3,473,378	4.500	08/01/48	3,764,243
734,752	4.000	10/01/48	780,557

			9,083,880

GNMA – 20.2%
28,493	5.500	11/15/32	31,081
18,079	5.500	01/15/33	19,838
35,918	5.500	02/15/33	39,924
41,962	5.500	03/15/33	46,592
45,621	5.500	07/15/33	50,356
15,647	5.500	08/15/33	17,031
9,283	5.500	09/15/33	10,063
26,852	5.500	04/15/34	29,607
8,088	5.500	05/15/34	8,516
188,188	5.500	09/15/34	210,111
185,576	5.500	12/15/34	206,581
133,950	5.500	01/15/35	149,473
485	5.500	05/15/36	519
7,111	4.000	02/20/41	7,577
10,819	4.000	11/20/41	11,518

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$1,798	4.000%	01/20/42		$ 1,914
5,773	4.000	04/20/42		6,146
3,313	4.000	10/20/42		3,520
981,343	4.000	08/20/43		1,040,785
5,993	4.000	03/20/44		6,344
7,258	4.000	05/20/44		7,684
500,197	4.000	11/20/44		528,776
114,633	4.000	12/20/44		121,183
32,430	4.000	05/20/45		34,191
128,182	4.000	07/20/45		135,065
731,674	4.000	01/20/46		769,590
4,435,398	4.500	05/20/48		4,674,955
8,433,621	4.500	08/20/48		8,879,239
2,607,928	4.500	09/20/48		2,743,893
628,441	5.000	09/20/48		666,501
3,631,319	5.000	10/20/48		3,847,269
732,635	5.000	11/20/48		775,517
928,656	5.000	12/20/48		981,487
9,996,653	4.500	01/20/49		10,475,656
7,455,007	5.000	01/20/49		7,871,555
983,236	5.000	03/20/49		1,034,103
34,000,000	3.000	TBA-30yr	(h)	34,925,143
11,000,000	5.000	TBA-30yr	(h)	11,584,375

				91,953,678

UMBS – 12.5%
2,239	6.000	06/01/21		2,290
10,077	5.000	08/01/23		10,429
4,620	5.500	09/01/23		4,783
3,009	5.500	10/01/23		3,117
19,561	5.000	02/01/24		20,087
4,412	5.500	05/01/25		4,524
10,863	4.500	02/01/39		11,836
8,911	4.500	04/01/39		9,718
8,461	4.500	08/01/39		9,227
123,866	4.500	12/01/39		135,083
101,535	4.500	06/01/40		110,298
48,910	4.500	08/01/41		53,003
65,221	3.000	12/01/42		67,566
151,290	3.000	01/01/43		156,731
40,361	3.000	02/01/43		41,812
14,381	3.000	03/01/43		14,898
219,473	3.000	04/01/43		227,366
39,066	3.000	05/01/43		40,471
49,985	3.000	06/01/43		51,782
15,344	3.000	07/01/43		15,896
39,743	5.000	06/01/44		43,370
22,359	3.500	03/01/45		23,373
565,842	3.000	04/01/45		582,831
2,064,997	4.500	04/01/45		2,271,360
235,432	4.500	05/01/45		258,960
1,317,245	4.500	06/01/45		1,422,848
602,712	4.000	11/01/45		638,971
196,702	4.000	03/01/46		207,959
134,859	4.000	06/01/46		142,243
33,765	4.000	08/01/46		35,614
213,695	4.000	10/01/46		225,397
218,552	4.000	06/01/47		232,649
1,972,602	4.500	07/01/47		2,114,252
453,107	4.500	11/01/47		485,503
505,285	4.000	12/01/47		540,559

Principal Amount		Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
	$1,566,652	4.000%	01/01/48		$ 1,675,531
	3,025,537	4.000	02/01/48		3,225,601
	2,308,544	4.000	03/01/48		2,459,686
	848,354	4.000	05/01/48		901,746
	1,742,816	4.000	06/01/48		1,861,215
	1,250,140	4.000	08/01/48		1,327,256
	850,834	4.500	09/01/48		920,972
	3,782,875	5.000	11/01/48		4,144,518
	20,464,029	5.000	10/01/49		21,890,984
	5,999,401	2.500	12/01/49		5,933,634
	2,000,000	2.500	01/01/50		1,978,076

					56,536,025

UMBS, 30 Year, Single Family(h) – 18.8%
	22,000,000	2.500	TBA-30	yr	21,745,931
	36,000,000	3.000	TBA-30	yr	36,506,513
	1,000,000	3.500	TBA-30	yr	1,028,710
	11,000,000	4.000	TBA-30	yr	11,442,485
	14,000,000	4.500	TBA-30	yr	14,741,563

					85,465,202

TOTAL FEDERAL AGENCIES					$ 243,069,722

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $259,658,030)					$ 262,591,520

Agency Debentures – 2.5%
Dominican Republic(b)
	$560,000	6.400%	06/05/49		$ 613,200
FHLB
	400,000	5.375	08/15/24		462,636
FNMA
	4,000,000	1.875	09/24/26		3,990,520
	800,000	6.250	05/15/29		1,080,440
Israel Government AID Bond(i)
	2,000,000	5.500	09/18/23		2,266,280
	300,000	5.500	12/04/23		341,349
	877,000	5.500	04/26/24		1,008,620
	40,000	5.500	09/18/33		54,639
Republic of Egypt(b)
	200,000	4.550	11/20/23		204,250
Tennessee Valley Authority
	1,200,000	3.875	02/15/21		1,229,124

TOTAL AGENCY DEBENTURES (Cost $10,984,473)					$ 11,251,058

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – 7.0%
Collateralized Loan Obligations(b) – 3.0%
Crown Point CLO III Ltd. Series 2015-3A, Class A1AR (3M USD LIBOR + 0.910%)
$3,082,570	2.911%	12/31/27	$ 3,082,740
KREF Ltd. Series 2018-FL1, Class A (1M USD LIBOR + 1.100%)
1,950,000	2.837	06/15/36	1,953,046
Magnetite XXIV Ltd. Series 2019-24A, Class A (3M USD LIBOR + 1.330%)
2,000,000	3.237	01/15/33	1,999,964
MidOcean Credit CLO Series 2018-8X, Class A2 (3M USD LIBOR + 1.300%)
500,000	3.199	02/20/31	492,120
Mill City Mortgage Loan Trust Series 2017-2, Class A3
395,382	2.884	07/25/59	398,080
Orec Ltd. Series 2018-CRE1, Class A (1M USD LIBOR + 1.180%)
1,475,000	2.920	06/15/36	1,474,083
Ready Capital Mortgage Financing LLC Series 2018-FL2, Class A (1M USD LIBOR + 0.850%)
290,414	2.642	06/25/35	289,885
TPG Real Estate Finance Issuer Ltd. Series 2018-FL2, Class A (1M USD LIBOR + 1.130%)
2,400,000	2.867	11/15/37	2,398,495
Whitehorse Ltd. Series 2014-9A, Class AR (3M USD LIBOR + 1.160%)
1,672,515	3.162	07/17/26	1,674,241

			13,762,654

Home Equity – 0.6%
Bear Stearns Asset Backed Securities Trust Series 2001-3, Class A2 (1M LIBOR + 0.800%)
5,705	2.592	10/27/32	5,555
Bear Stearns Asset Backed Securities Trust Series 2002-2, Class A1 (1M USD LIBOR + 0.660%)
1,470	2.452	10/25/32	1,432
CS First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1 (1M USD LIBOR + 0.620%)
939	2.412	01/25/32	910
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 1A1
4,085	7.000	09/25/37	4,079
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 2A1
21,499	7.000	09/25/37	22,222
Home Equity Asset Trust Series 2002-1, Class A4 (1M USD LIBOR + 0.600%)
257	2.392	11/25/32	243

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Home Equity – (continued)
Home Equity Loan Trust Series 2007-FRE1, Class 2AV3 (1M USD LIBOR + 0.230%)
$1,345,687	2.022%	04/25/37	$ 1,289,915
Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 1A (1M USD LIBOR + 0.220%)
3,018,686	2.012	04/25/37	1,313,629
Renaissance Home Equity Loan Trust Series 2003-2, Class A (1M USD LIBOR + 0.880%)
812	2.672	08/25/33	789

			2,638,774

Student Loan – 3.4%
Academic Loan Funding Trust Series 2012-1A, Class A2(b) (1M USD LIBOR + 1.100%)
519,712	2.892	12/27/44	522,814
AccessLex Institute Series 2004-1, Class A2 (3M USD LIBOR + 0.210%)
1,120,001	2.157	09/26/33	1,091,372
EFS Volunteer No. 3 LLC Series 2012-1, Class A3(b) (1M USD LIBOR + 1.000%)
855,183	2.792	04/25/33	850,912
Navient Student Loan Trust Series 2016-7A, Class A(b) (1M USD LIBOR + 1.150%)
1,013,419	2.955	03/25/66	1,014,370
Navient Student Loan Trust Series 2017-2A, Class A(b) (1M USD LIBOR + 1.050%)
3,460,292	2.842	12/27/66	3,457,016
PHEAA Student Loan Trust Series 2016-1A, Class A(b) (1M USD LIBOR + 1.150%)
1,557,989	2.942	09/25/65	1,557,987
Scholar Funding Trust Series 2010-A, Class A(b) (3M USD LIBOR + 0.750%)
402,440	2.686	10/28/41	400,986
SLM Student Loan Trust Series 2003-7A, Class A5A(b) (3M USD LIBOR + 1.200%)
1,553,918	3.094	12/15/33	1,540,278
SLM Student Loan Trust Series 2005-4, Class A3 (3M USD LIBOR + 0.120%)
206,530	2.060	01/25/27	204,840
SLM Student Loan Trust Series 2005-5, Class A4 (3M USD LIBOR + 0.140%)
1,165,110	2.080	10/25/28	1,156,526
SLM Student Loan Trust Series 2006-10, Class A5A (3M USD LIBOR + 0.100%)
187,568	2.040	04/25/27	187,480

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Student Loan – (continued)
SLM Student Loan Trust Series 2007-7, Class A4 (3M USD LIBOR + 0.330%)
	$741,433	2.270%	01/25/22	$ 723,742
SLM Student Loan Trust Series 2008-2, Class A3 (3M USD LIBOR + 0.750%)
	207,064	2.690	04/25/23	203,759
SLM Student Loan Trust Series 2008-4, Class A4 (3M USD LIBOR + 1.650%)
	481,160	3.590	07/25/22	485,900
SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
	848,424	3.640	07/25/23	855,498
SLM Student Loan Trust Series 2008-6, Class A4 (3M USD LIBOR + 1.100%)
	1,045,046	3.040	07/25/23	1,039,562
SLM Student Loan Trust Series 2008-8, Class A4 (3M USD LIBOR + 1.500%)
	347,972	3.440	04/25/23	349,572

				15,642,614

TOTAL ASSET-BACKED SECURITIES (Cost $31,587,287)				$ 32,044,042

Foreign Debt Obligations – 2.2%
Sovereign – 2.2%
Ecuador Government International Bond
	$360,000	9.625%	06/02/27	$ 337,320
	300,000	8.875 (b)	10/23/27	275,531
Mexico Cetes(j)
MXN	6,547,630	0.000	02/27/20	339,831
	6,547,630	0.000	03/05/20	339,857
	141,210,600	0.000	03/12/20	7,307,775
Mexico Government International Bond
	$200,000	4.500	04/22/29	220,062
Republic of Indonesia(b)
EUR	250,000	2.150	07/18/24	299,178
Republic of South Africa
	$330,000	4.850	09/30/29	330,000
	200,000	5.750	09/30/49	194,690
United Mexican States(a)
	280,000	4.500	01/31/50	303,625

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $9,891,956)				$ 9,947,869

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – 2.1%
California(a) – 0.5%
California State GO Bonds Build America Taxable Series 2009
$210,000	7.550%	04/01/39	$ 336,844
California State GO Bonds Build America Taxable Series 2010
625,000	7.950	03/01/36	630,913
East Bay Municipal Utility Disrtict Water System RB Build America SubSeries 2010
900,000	5.874	06/01/40	1,235,205

			2,202,962

Illinois – 1.2%
Chicago Illinois GO Bonds Prerefunded Taxable Series B(a)
2,374,000	7.750	01/01/42	2,978,017
Illinois State GO Bonds Build America Series 2010(a)
115,000	6.630	02/01/35	134,842
730,000	7.350	07/01/35	886,074
Illinois State GO Bonds Taxable-Pension Series 2003
1,460,000	5.100	06/01/33	1,573,924

			5,572,857

Minnesota(a)(c) – 0.0%
Northstar Education Finance, Inc. (Student Loan Asset Backed) Series 2007-1, Class A1 (3M USD LIBOR + 0.000%)
139,637	2.036	04/28/30	139,233

New York(a) – 0.1%
Port Authority of New York & New Jersey Consolidated Bonds - 192 Series 2015
375,000	4.810	10/15/65	472,380

Ohio(a) – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
250,000	6.270	02/15/50	333,972

Puerto Rico(a) – 0.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2018 A-1
49,000	4.500	07/01/34	52,286
25,000	4.550	07/01/40	25,883
184,000	4.750	07/01/53	192,100
465,000	5.000	07/01/58	493,379

			763,648

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $8,647,291)			$ 9,485,052

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 1.8%
United States Treasury Bonds
$1,100,000	3.625%	02/15/44	$ 1,352,313
1,250,000	3.375	05/15/44	1,480,078
220,000	2.250	08/15/49	213,400
United States Treasury Inflation Indexed Note
4,755,708	0.125	07/15/22	4,777,092
United States Treasury Notes
20,000	2.875	10/15/21	20,445
40,000	2.875	05/31/25	42,347
30,000	2.125	05/31/26	30,581
80,000	2.875	08/15/28	86,225

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,782,922)			$ 8,002,481

Shares	Dividend Rate		Value

Investment Company(k) – 0.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
2,438,226	1.638%		$ 2,438,226
(Cost $2,438,226)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $548,042,727)			$ 561,422,980

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 2.2%
Certificates of Deposit(c) – 1.3%
Credit Suisse AG (SOFR + 0.230%)
$2,000,000	1.770%	02/14/20	$ 2,000,224
Societe Generale SA (FEDL01 + 0.450%)(b)
4,000,000	2.000	08/17/20	4,001,236

			6,001,460

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(j) – 0.9%
VW Credit, Inc.
$4,000,000	0.000%	02/03/20	$ 3,992,233

TOTAL SHORT-TERM INVESTMENTS (Cost $9,991,016)			$ 9,993,693

TOTAL INVESTMENTS – 125.7% (Cost $558,033,743)			$ 571,416,673

LIABILITIES IN EXCESS OF OTHER ASSETS – (25.7)%			(116,873,636)

NET ASSETS – 100.0%			$ 454,543,037

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2019.

(d)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $5,818,155 which represents approximately 1.3% of the Fund’s net assets as of December 31, 2019.

(e)	Pay-in-kind securities.

(f)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2019.

(g)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $131,974,720 which represents approximately 29.0% of the Fund’s net assets as of December 31, 2019.

(i)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $3,670,888, which represents approximately 0.8% of the Fund’s net assets as of December 31, 2019.

(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(k)	Represents an affiliated issuer.

(l)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GMAC	— General Motors Acceptance Corporation
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTA	— Monthly Treasury Average
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	579,574	EUR	361,153	03/18/20	$407
	AUD	2,120,505	USD	1,459,243	01/29/20	29,949
	AUD	3,975,031	USD	2,745,447	03/18/20	49,455
	BRL	30,988,959	USD	7,544,117	01/03/20	158,425
	BRL	8,388,992	USD	2,062,451	02/04/20	20,766
	CAD	524,025	CHF	388,041	03/18/20	464
	CAD	1,592,977	EUR	1,085,037	03/18/20	3,990
	CAD	3,616,000	USD	2,735,279	01/30/20	49,816
	CAD	4,736,980	USD	3,607,282	03/18/20	41,619
	CHF	2,082,855	EUR	1,905,954	03/18/20	15,750
	CHF	1,603,997	GBP	1,251,990	03/18/20	4,666
	CHF	390,842	JPY	43,605,118	03/18/20	2,993
	CHF	791,552	USD	810,103	03/18/20	12,358
	CNH	35,565,465	USD	5,065,785	03/18/20	34,136
	COP	4,907,265,959	USD	1,464,578	02/04/20	26,338
	CZK	158,414,613	USD	6,903,923	03/18/20	85,277
	EUR	153,018	CAD	223,763	03/18/20	121
	EUR	362,197	HUF	119,483,696	03/18/20	1,740
	EUR	10,512,777	USD	11,648,523	02/20/20	180,655
	EUR	5,656,468	USD	6,324,894	03/18/20	51,217
	GBP	1,633,684	USD	2,120,781	02/12/20	45,790
	GBP	300,086	USD	397,062	03/18/20	1,290
	HUF	183,516,962	EUR	552,634	03/18/20	1,464
	HUF	991,171,290	USD	3,335,592	03/18/20	36,819
	IDR	2,649,281,869	USD	188,964	01/21/20	2,246
	ILS	3,754,546	USD	1,081,547	03/18/20	10,342
	INR	81,033,585	USD	1,129,643	01/21/20	5,941
	INR	361,154,994	USD	5,012,637	02/03/20	42,300
	JPY	161,847,007	USD	1,490,952	02/05/20	1,549
	JPY	44,135,886	USD	405,753	03/18/20	2,265
	KRW	4,291,782,550	USD	3,620,776	02/25/20	96,140
	MXN	119,845,895	USD	6,115,698	03/18/20	149,449
	NOK	48,442,543	EUR	4,771,099	03/18/20	140,976
	NOK	75,977,703	USD	8,308,886	03/18/20	347,283
	NZD	619,255	CAD	538,275	03/18/20	2,721
	NZD	3,415,088	USD	2,259,830	03/18/20	41,816
	PLN	25,834,215	USD	6,693,951	03/18/20	116,775
	RUB	492,127,571	USD	7,678,398	01/27/20	223,317
	SEK	39,781,000	USD	4,189,688	02/14/20	66,667
	SEK	3,822,661	USD	403,126	03/18/20	6,543
	SGD	3,299,394	USD	2,435,648	03/18/20	19,424
	USD	189,978	BRL	763,901	02/04/20	280
	USD	1,121,577	CLP	840,143,925	01/21/20	3,954
	USD	399,007	COP	1,309,458,627	02/04/20	1,170
	USD	3,642,526	INR	259,247,063	01/21/20	9,503
	USD	258,959	KRW	298,916,143	02/25/20	81
	USD	400,824	MXN	7,639,018	03/18/20	1,481
	USD	1,793,231	TRY	10,774,173	03/18/20	17,492
	ZAR	9,198,837	USD	642,040	03/18/20	7,988

TOTAL						$2,173,208

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	576,067	CAD	527,443	03/18/20	$(1,248)
	AUD	901,308	NOK	5,587,539	03/18/20	(2,869)
	CAD	526,190	NOK	3,605,289	03/18/20	(5,428)
	CNH	5,661,042	USD	812,296	03/18/20	(529)
	EUR	1,998,143	CZK	51,202,445	03/18/20	(6,679)
	EUR	1,081,226	GBP	922,375	03/18/20	(5,630)
	EUR	1,451,087	NOK	14,737,191	03/18/20	(43,312)
	EUR	1,253,168	PLN	5,370,278	03/18/20	(3,175)
	GBP	308,169	CAD	542,424	03/18/20	(8,748)
	GBP	308,098	CHF	406,014	03/18/20	(12,881)
	GBP	605,818	EUR	721,868	03/18/20	(9,508)
	GBP	621,459	USD	840,102	03/18/20	(15,142)
	HUF	238,744,322	EUR	721,882	03/18/20	(1,407)
	INR	55,986,028	USD	787,997	01/21/20	(3,423)
	JPY	43,342,301	AUD	579,894	03/18/20	(7,051)
	JPY	43,811,320	EUR	364,084	03/18/20	(5,388)
	JPY	393,700,818	USD	3,646,408	03/18/20	(6,812)
	SEK	18,292,232	EUR	1,745,982	03/18/20	(7,760)
	SEK	7,609,947	NOK	7,397,053	03/18/20	(27,201)
	TRY	24,849,359	USD	4,199,655	03/18/20	(104,126)
	USD	1,031,120	AUD	1,498,377	01/29/20	(21,163)
	USD	5,136,858	AUD	7,474,300	03/18/20	(118,427)
	USD	7,603,410	BRL	30,988,959	01/03/20	(99,127)
	USD	1,601,359	BRL	6,503,677	02/04/20	(13,683)
	USD	2,838,676	CAD	3,752,690	01/30/20	(51,699)
	USD	8,288,746	CAD	10,966,986	03/18/20	(159,132)
	USD	572,907	CHF	564,524	02/06/20	(11,916)
	USD	13,605,979	CHF	13,357,648	03/18/20	(273,278)
	USD	406,244	CLP	309,842,806	01/21/20	(5,933)
	USD	6,273,055	CNH	44,294,251	03/18/20	(78,532)
	USD	2,498,628	COP	8,679,030,123	02/04/20	(138,220)
	USD	12,454,288	EUR	11,243,884	02/20/20	(197,545)
	USD	3,888,349	EUR	3,470,888	03/18/20	(24,123)
	USD	9,720,044	GBP	7,514,751	02/12/20	(245,925)
	USD	2,329,347	GBP	1,776,759	03/18/20	(29,227)
	USD	402,975	HUF	119,692,979	03/18/20	(4,274)
	USD	7,405,792	ILS	25,582,728	03/18/20	(34,117)
	USD	1,793,996	INR	128,221,279	01/21/20	(2,866)
	USD	1,238,989	JPY	134,495,726	02/05/20	(1,288)
	USD	2,412,706	KRW	2,810,400,107	02/25/20	(21,251)
	USD	331,892	MXN	6,448,993	02/27/20	(6,296)
	USD	4,320,011	MXN	84,005,020	03/05/20	(80,097)
	USD	3,139,375	MXN	61,093,029	03/12/20	(57,251)
	USD	2,337,231	MXN	45,345,692	03/18/20	(33,293)
	USD	6,781,695	NZD	10,333,962	03/18/20	(183,021)
	USD	1,813,877	RUB	115,595,371	01/27/20	(42,147)
	USD	3,889,013	SEK	36,926,092	02/14/20	(61,883)
	USD	7,288,688	SEK	69,047,082	03/18/20	(110,998)
	USD	2,330,966	SGD	3,187,643	03/18/20	(40,951)
	USD	400,076	TRY	2,429,339	03/18/20	(314)
	USD	3,772,795	TWD	113,877,985	02/24/20	(50,167)
	USD	1,536,054	ZAR	22,691,418	03/18/20	(67,417)

TOTAL						$(2,543,878)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At December 31, 2019, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA	4.000%	TBA-30yr	01/21/20	$(1,000,000)	$(1,035,156)
GNMA	4.500	TBA-30yr	01/21/20	(6,000,000)	(6,273,750)
UMBS, 30 Year, Single Family	5.000	TBA-30yr	01/14/20	(6,000,000)	(6,414,375)

TOTAL (Proceeds Receivable: $13,717,266)					$(13,723,281)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Japan 10 Year Government Bonds	6	03/13/20	$8,403,479	$(2,507)
Ultra Long U.S. Treasury Bonds	219	03/20/20	39,782,718	(956,166)
3 Month SOFR	27	03/17/20	6,644,700	28
10 Year U.K. Long Gilt	3	03/27/20	522,078	(3,158)
10 Year U.S. Treasury Notes	441	03/20/20	56,634,047	(407,561)
20 Year U.S. Treasury Bonds	20	03/20/20	3,118,125	(66,073)

Total				$(1,435,437)

Short position contracts:
Australian 3 Year Government Bonds	(6)	03/16/20	(484,265)	(145)
Australian 10 Year Government Bonds	(4)	03/16/20	(401,283)	397
Eurodollars	(4)	12/14/20	(983,800)	(4,795)
Eurodollars	(1)	06/15/20	(245,775)	(27)
Ultra 10 Year U.S. Treasury Notes	(60)	03/20/20	(8,442,188)	114,043
30 Day Federal Funds	(3)	03/31/20	(1,230,598)	432
30 Day Federal Funds	(5)	02/28/20	(2,050,997)	408
30 Day Federal Funds	(5)	01/31/20	(2,051,154)	(165)
2 Year U.S. Treasury Notes	(164)	03/31/20	(35,342,000)	(3,003)
5 Year U.S. Treasury Notes	(226)	03/31/20	(26,805,719)	53,534

Total				$160,679

TOTAL FUTURES CONTRACTS				$(1,274,758)

SWAP CONTRACTS — At December 31, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

8.360(a)	Mexico IB TIIE 28D	03/18/20	MXN	91,350		$(9,582)	$(87,300)	$77,718
0.780(b)	6M AUDOR	06/17/21	AUD	44,140	(c)	59,714	22,113	37,601
3M LIBOR(d)	1.259%	12/15/21		$10,580	(c)	(32,277)	(2,196)	(30,081)
1M BID Average(a)	5.440	01/03/22	BRL	5,210		5,594	6,077	(483)
Mexico IB TIIE 28D(a)	6.600	03/16/22	MXN	60,470	(c)	3,155	(1,050)	4,205
3M KWCDC(e)	1.500	03/18/22	KRW	13,919,530		46,233	41,211	5,022
6M CDOR(b)	1.750	03/18/22	CAD	47,230	(c)	(176,921)	(242,785)	65,864
1.500(b)	3M LIBOR(e)	03/18/22		$2,010	(c)	6,408	2,858	3,550
1.750(b)	3M LIBOR(e)	03/18/22		33,420	(c)	(56,968)	(129,870)	72,902
1M BID Average(f)	5.750	01/02/23	BRL	2,125		778	—	778
1M BID Avg(a)	6.660	01/02/23		3,004		20,389	5,745	14,644
0.000(e)	3M LIBOR	07/25/24		$24,700		911	394	517
6.260(a)	1M BID Average	01/02/25	BRL	1,425		(99)	42	(141)
6M EURO(b)	0.000(d)	03/18/25	EUR	9,020	(c)	47,029	79,620	(32,591)
3M NZDOR(e)	1.500(b)	03/18/25	NZD	5,410		6,069	17,830	(11,761)
6M AUDOR(b)	1.500	03/18/25	AUD	18,370	(c)	186,343	268,523	(82,180)
6M CDOR(b)	1.750	03/18/25	CAD	10,870	(c)	(123,357)	(82,840)	(40,517)
1.750(b)	3M LIBOR(e)	03/18/25		$16,180	(c)	(19,950)	(74,693)	54,743

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.000(d)	3M NIBOR(b)	03/18/25	NOK	134,610	(c)	$4,244	$(38,879)	$43,123
1.333(d)	3M LIBOR	11/15/26		$11,110	(c)	160,003	(11,353)	171,356
6M AUDOR(b)	1.200	06/17/27	AUD	5,640	(c)	(49,339)	(21,192)	(28,147)
6M CDOR(b)	3.000	06/19/29	CAD	5,780	(c)	145,809	160,686	(14,877)
3.000(b)	3M LIBOR(e)	06/19/29		$4,130	(c)	(176,768)	(261,636)	84,868
3M LIBOR(e)	1.654(b)	08/15/29		5,700	(c)	(112,479)	(43,842)	(68,637)
6M EURO(b)	0.500(d)	03/18/30	EUR	4,890	(c)	149,603	200,300	(50,697)
6M AUDOR(b)	1.750	03/18/30	AUD	3,020	(c)	40,853	86,786	(45,933)
3M LIBOR(e)	2.000(b)	03/18/30		$6,670	(c)	60,150	90,642	(30,492)
6M CDOR	2.000	03/18/30	CAD	5,540		(67,782)	(17,427)	(50,355)
2.000(d)	3M NIBOR(b)	03/18/30	NOK	50,840	(c)	37,129	(25,005)	62,134
0.500(d)	3M STIBOR(e)	03/18/30	SEK	71,170	(c)	158,779	63,339	95,440
6M JYOR(b)	0.250	03/19/30	JPY	245,570	(c)	494	(27,519)	28,013
6M NIBOR(b)	2.000(d)	03/19/30	NOK	28,390	(c)	(19,847)	5,626	(25,473)
0.002(d)	6M EURO(b)	09/16/30	EUR	7,190	(c)	233,136	143,686	89,450
0.330(d)	6M EURO(b)	05/12/31		200	(c)	835	1,026	(191)
1.842(b)	3M LIBOR(e)	05/15/45		$6,480	(c)	325,722	123,451	202,271

TOTAL						$854,011	$252,368	$601,643

(a)	Payments made monthly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2019.
(d)	Payments made annually.
(e)	Payments made quarterly.
(f)	Payments made at maturity.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at December 31, 2019(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)%	0.057%	Barclays Bank PLC	06/20/21	$80	$(1,134)	$215	$(1,349)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.078	Barclays Bank PLC	12/20/21	1,130	(20,792)	(1,564)	(19,228)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.037	BofA Securities LLC	12/20/20	830	(8,068)	955	(9,024)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.057	BofA Securities LLC	06/20/21	900	(12,757)	2,936	(15,693)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.037	Citibank NA	12/20/20	720	(7,000)	1,180	(8,178)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.057	Citibank NA	06/20/21	560	(7,938)	1,542	(9,481)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.110	Citibank NA	06/20/22	280	(6,181)	(2,088)	(4,093)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.057	Deutsche Bank AG (London)	06/20/21	460	(6,521)	1,578	(8,099)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.037	JPMorgan Securities, Inc.	12/20/20	6,410	(62,311)	9,752	(72,064)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.057	JPMorgan Securities, Inc.	06/20/21	10	(142)	28	(170)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.110	JPMorgan Securities, Inc.	06/20/22	580	(12,803)	(4,353)	(8,450)

TOTAL						$(145,647)	$10,181	$(155,829)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2019(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 32	1.000%	0.394%	06/20/24	$225	$5,938	$2,908	$3,030
CDX.NA.IG Index 33	1.000	0.453	12/20/24	26,625	699,264	509,539	189,725
Federative Republic of Brazil, 4.250%, 01/07/25	1.000	0.314	06/20/20	210	753	505	248
General Electric Co. 2.700%, 10/09/22	1.000	0.776	06/20/24	1,125	11,138	(17,181)	28,319
General Electric Co. 2.700%, 10/09/22	1.000	0.866	12/20/24	475	3,153	(7,517)	10,670
Petroleo Brasileiro SA, 5.375, 01/27/21	1.000	0.228	03/20/20	1,050	2,142	1,163	979
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.465	06/20/24	825	19,317	12,446	6,871
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.563	06/20/24	2,430	46,502	6,700	39,802
State of Qatar, 9.750%, 06/15/30	1.000	0.312	06/20/24	210	6,333	4,104	2,229
State of Qatar, 9.750%, 06/15/30	1.000	0.367	12/20/24	100	3,070	2,098	972
The Boeing Co., 8.750%, 08/15/21	1.000	0.477	06/20/24	500	11,431	9,699	1,732

TOTAL					$809,040	$524,464	$284,577

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2019, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
6M IRS	Barclays Bank PLC	$1.300	03/11/2020	3,620,000	$3,620,000	$1,851	$33,938	$(32,087)
1M IRS	Citibank NA	1.736	01/13/2020	9,400,000	9,400,000	5,587	78,349	(72,762)
1Y IRS	UBS AG (London)	1.270	08/27/2020	3,630,000	3,630,000	12,890	73,210	(60,320)

				16,650,000	$16,650,000	$20,328	$185,497	$(165,169)

Puts
1M IRS	Citibank NA	1.736	01/13/2020	9,400,000	9,400,000	143,933	78,349	65,584
6M IRS	Deutsche Bank AG (London)	1.985	06/09/2020	2,500,000	2,500,000	30,721	25,000	5,721
3M IRS	JPMorgan Securities, Inc.	1.683	02/19/2020	4,000,000	4,000,000	89,508	47,200	42,308
3M IRS	JPMorgan Securities, Inc.	1.734	02/18/2020	4,500,000	4,500,000	83,593	55,263	28,330
3M IRS	JPMorgan Securities, Inc.	2.183	02/19/2020	4,000,000	4,000,000	5,968	4,400	1,568

				24,400,000	$24,400,000	$353,723	$210,212	$143,511

Total Purchased option contracts				41,050,000	$41,050,000	$374,051	$395,709	$(21,658)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
5M IRS	Barclays Bank PLC	$0.350	05/27/2020	(7,810,000)	$(7,810,000)	$(5,267)	$(9,363)	$4,096
6M IRS	Barclays Bank PLC	0.280	03/11/2020	(4,440,000)	(4,440,000)	(645)	(31,677)	31,032
6M IRS	Barclays Bank PLC	0.350	05/27/2020	(11,900,000)	(11,900,000)	(8,025)	(19,898)	11,873
1Y IRS	BofA Securities LLC	0.065	09/14/2020	(8,480,000)	(8,480,000)	(67,157)	(211,937)	144,780
6M IRS	BofA Securities LLC	0.330	05/10/2021	(3,110,000)	(3,110,000)	(71,547)	(79,522)	7,975
1Y IRS	JPMorgan Securities, Inc.	0.065	09/14/2020	(3,680,000)	(3,680,000)	(17,480)	(78,039)	60,559
1Y IRS	UBS AG (London)	0.065	09/14/2020	(2,410,000)	(2,410,000)	(19,086)	(68,864)	49,778
1Y IRS	UBS AG (London)	0.256	08/27/2020	(4,380,000)	(4,380,000)	(8,902)	(70,560)	61,658
5M IRS	UBS AG (London)	0.350	05/27/2020	(4,020,000)	(4,020,000)	(2,711)	(4,456)	1,745
6M IRS	UBS AG (London)	0.330	05/10/2021	(1,920,000)	(1,920,000)	(44,170)	(54,529)	10,359

				(52,150,000)	$(52,150,000)	$(244,991)	$(628,845)	$383,855

Puts
5M IRS	Barclays Bank PLC	0.100	05/27/2020	(7,810,000)	(7,810,000)	(40,814)	(30,717)	(10,097)
6M IRS	Barclays Bank PLC	0.100	05/27/2020	(11,900,000)	(11,900,000)	(62,188)	(29,149)	(33,039)
1Y IRS	BofA Securities LLC	0.065	09/14/2020	(8,480,000)	(8,480,000)	(267,925)	(156,095)	(111,830)
6M IRS	BofA Securities LLC	0.330	05/10/2021	(3,110,000)	(3,110,000)	(79,480)	(77,123)	(2,357)
6M IRS	Deutsche Bank AG (London)	1.894	06/09/2020	(22,500,000)	(22,500,000)	(9,689)	(14,167)	4,478
6M IRS	Deutsche Bank AG (London)	2.235	06/09/2020	(2,500,000)	(2,500,000)	(12,851)	(10,833)	(2,018)
1Y IRS	JPMorgan Securities, Inc.	0.065	09/14/2020	(3,680,000)	(3,680,000)	(158,701)	(78,039)	(80,662)
3M IRS	JPMorgan Securities, Inc.	1.582	02/18/2020	(15,900,000)	(15,900,000)	(36,923)	(37,365)	442
3M IRS	JPMorgan Securities, Inc.	1.933	02/19/2020	(8,000,000)	(8,000,000)	(59,402)	(30,500)	(28,902)
3M IRS	JPMorgan Securities, Inc.	1.984	02/18/2020	(4,500,000)	(4,500,000)	(24,573)	(18,158)	(6,415)
1Y IRS	UBS AG (London)	0.065	09/14/2020	(2,410,000)	(2,410,000)	(76,144)	(37,486)	(38,658)
5M IRS	UBS AG (London)	0.100	05/27/2020	(4,020,000)	(4,020,000)	(21,008)	(13,812)	(7,196)
6M IRS	UBS AG (London)	0.330	05/10/2021	(1,920,000)	(1,920,000)	(49,068)	(41,584)	(7,484)

				(96,730,000)	$(96,730,000)	$(898,765)	$(575,028)	$(323,738)

Total Written option contracts				(148,880,000)	$(148,880,000)	$(1,143,756)	$(1,203,873)	$60,117

TOTAL				(107,830,000)	$(107,830,000)	$(769,705)	$(808,164)	$38,459

Abbreviations:
1M BID Avg	— 1 month Brazilian Interbank Deposit Average
BofA Securities LLC	— Bank of America Securities LLC
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 39.6%
Aerospace & Defense – 1.1%
Northrop Grumman Corp.(a)
$3,175,000	2.930%		01/15/25	$ 3,271,044
2,750,000	3.250		01/15/28	2,866,380
The Boeing Co.(a)
1,575,000	3.450		11/01/28	1,669,658
United Technologies Corp.
725,000	3.350		08/16/21	742,291
1,775,000	3.950	(a)	08/16/25	1,936,383
775,000	4.125	(a)	11/16/28	871,960
800,000	5.700		04/15/40	1,078,256
350,000	4.050	(a)	05/04/47	396,130
550,000	4.625	(a)	11/16/48	686,609
(3M USD LIBOR + 0.650%)
725,000	2.554	(a)(b)	08/16/21	725,602

				14,244,313

Agriculture(a) – 0.4%
Altria Group, Inc.
1,975,000	3.800		02/14/24	2,078,075
25,000	4.400		02/14/26	27,146
BAT Capital Corp.
1,685,000	3.222		08/15/24	1,722,306
550,000	4.758		09/06/49	567,361
Reynolds American, Inc.
125,000	4.450		06/12/25	134,471

				4,529,359

Airlines – 0.3%
Delta Air Lines, Inc.
4,250,000	3.400		04/19/21	4,301,030

Automotive – 0.2%
Ford Motor Credit Co. LLC
1,200,000	5.875		08/02/21	1,255,848
General Motors Co.
550,000	4.000		04/01/25	576,582
General Motors Financial Co., Inc.(a)
675,000	4.300		07/13/25	720,353
300,000	5.650		01/17/29	340,584

				2,893,367

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – 8.9%
Banco Santander SA
$400,000	4.250%		04/11/27	$ 430,856
800,000	3.306		06/27/29	825,096
Bank of America Corp.
3,050,000	4.125		01/22/24	3,278,841
1,250,000	4.200		08/26/24	1,342,338
2,300,000	4.183	(a)	11/25/27	2,495,247
350,000	6.110		01/29/37	472,217
(3M USD LIBOR + 0.012%)
1,325,000	2.884	(a)(b)	10/22/30	1,338,899
(3M USD LIBOR + 0.940%)
2,625,000	3.864	(a)(b)	07/23/24	2,761,946
(3M USD LIBOR + 1.370%)
1,550,000	3.593	(a)(b)	07/21/28	1,644,224
Barclays PLC(a)(b) (3M USD LIBOR + 1.400%)
2,725,000	4.610		02/15/23	2,844,818
BNP Paribas SA(c)
4,350,000	3.500		03/01/23	4,503,859
900,000	3.375		01/09/25	934,407
(5 Year USD Swap + 4.149%)
650,000	6.625	(a)(b)	03/25/49	704,093
BPCE SA
925,000	2.650		02/03/21	931,595
2,250,000	4.000	(c)	09/12/23	2,374,672
1,150,000	4.625	(c)	09/12/28	1,300,156
Capital One NA(a)
1,700,000	2.650		08/08/22	1,724,463
CIT Bank NA(a)(b) (SOFR + 1.715%)
1,500,000	2.969		09/27/25	1,495,095
Citigroup, Inc.
2,575,000	2.700	(a)	10/27/22	2,616,045
1,300,000	4.600		03/09/26	1,429,532
3,175,000	3.400		05/01/26	3,334,417
1,150,000	4.125		07/25/28	1,249,878
(SOFR + 1.422%)
1,375,000	2.976	(a)(b)	11/05/30	1,394,374

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Credit Agricole SA(c)
$1,050,000	3.250%		10/04/24	$ 1,086,309
(5 Year USD Swap + 4.319%)
600,000	6.875	(a)(b)	12/31/99	661,728
Credit Suisse Group AG(a)(c)
1,400,000	4.282		01/09/28	1,522,528
(3M USD LIBOR + 1.410%)
1,675,000	3.869	(b)	01/12/29	1,788,381
Credit Suisse Group Funding Guernsey Ltd.
683,000	4.550		04/17/26	757,802
Deutsche Bank AG
3,350,000	2.700		07/13/20	3,352,479
HSBC Holdings PLC(a)(b)
(3M USD LIBOR + 1.000%)
850,000	2.904		05/18/24	855,959
(3M USD LIBOR + 1.055%)
2,200,000	3.262		03/13/23	2,250,226
(3M USD LIBOR + 1.211%)
1,625,000	3.803		03/11/25	1,705,600
Huntington Bancshares, Inc.(a)
1,625,000	4.000		05/15/25	1,756,869
JPMorgan Chase & Co.(a)(b)
(3M USD LIBOR + 1.000%)
5,300,000	4.023		12/05/24	5,650,648
(3M USD LIBOR + 1.245%)
2,275,000	3.960		01/29/27	2,469,126
(3M USD LIBOR + 1.337%)
2,150,000	3.782		02/01/28	2,312,475
(3M USD LIBOR + 1.360%)
800,000	3.882		07/24/38	885,352
(3M USD LIBOR + 3.800%)
2,250,000	5.300		12/29/49	2,270,767
Lloyds Bank PLC(b) (3M USD LIBOR + 0.490%)
1,550,000	2.384		05/07/21	1,552,976
Mitsubishi UFJ Financial Group, Inc.
1,700,000	3.751		07/18/39	1,859,018
Morgan Stanley, Inc.
2,200,000	4.875		11/01/22	2,358,224
3,300,000	3.700		10/23/24	3,503,115
700,000	4.000		07/23/25	757,211
4,000,000	3.950		04/23/27	4,280,280
(3M USD LIBOR + 0.847%)
1,225,000	3.737	(a)(b)	04/24/24	1,279,513
(3M USD LIBOR + 1.628%)
1,150,000	4.431	(a)(b)	01/23/30	1,299,385
(SOFR + 1.152%)
1,050,000	2.720	(a)(b)	07/22/25	1,064,868
Royal Bank of Canada(b) (3M USD LIBOR + 0.390%)
1,525,000	2.326		04/30/21	1,529,621

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Royal Bank of Scotland Group PLC
$1,336,000	3.875%		09/12/23	$ 1,398,218
(3M USD LIBOR + 1.480%)
1,883,000	3.498	(a)(b)	05/15/23	1,928,531
(3M USD LIBOR + 1.550%)
2,100,000	4.519	(a)(b)	06/25/24	2,229,717
(3M USD LIBOR + 1.762%)
400,000	4.269	(a)(b)	03/22/25	425,216
(5 Year CMT + 2.100%)
500,000	3.754	(a)(b)	11/01/29	510,000
Santander UK PLC
2,325,000	2.875		06/18/24	2,374,964
Standard Chartered PLC(a)(b)(c) (3M USD LIBOR + 1.150%)
3,008,000	4.247		01/20/23	3,114,784
UBS Group AG(c)
2,550,000	4.125		09/24/25	2,773,354
Wells Fargo & Co.
2,700,000	3.000		10/23/26	2,767,959
1,525,000	4.300		07/22/27	1,668,731
Westpac Banking Corp.(a)(b) (5 Year CMT + 2.000%)
1,350,000	4.110		07/24/34	1,416,542

				110,845,544

Beverages(a) – 1.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
850,000	4.700		02/01/36	980,619
6,675,000	4.900		02/01/46	7,924,360
Anheuser-Busch InBev Worldwide, Inc.
2,000,000	4.750		01/23/29	2,318,520
550,000	4.600		04/15/48	626,169
475,000	5.550		01/23/49	615,871
Bacardi Ltd.(c)
1,500,000	5.300		05/15/48	1,740,330
Constellation Brands, Inc.
1,375,000	4.400		11/15/25	1,501,940
625,000	3.700		12/06/26	663,431
1,075,000	3.600		02/15/28	1,130,782
1,425,000	3.150		08/01/29	1,442,713
(3M USD LIBOR + 0.700%)
2,100,000	2.610	(b)	11/15/21	2,103,087
Keurig Dr Pepper, Inc.
1,400,000	4.057		05/25/23	1,478,414

				22,526,236

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – 1.1%
CNAC HK Finbridge Co. Ltd.
$870,000	3.125%		06/19/22	$ 877,725
300,000	4.625		03/14/23	315,187
DuPont de Nemours, Inc.(a)
1,575,000	4.205		11/15/23	1,683,880
975,000	4.493		11/15/25	1,072,890
175,000	5.419		11/15/48	215,077
Ecolab, Inc.
133,000	5.500		12/08/41	173,568
231,000	3.950	(a)	12/01/47	258,410
Huntsman International LLC(a)
850,000	4.500		05/01/29	903,770
Sasol Financing International Ltd.
400,000	4.500		11/14/22	413,250
Sasol Financing USA LLC(a)
200,000	5.875		03/27/24	216,688
Syngenta Finance NV(c)
2,115,000	3.698		04/24/20	2,121,366
2,590,000	3.933		04/23/21	2,633,072
The Sherwin-Williams Co.(a)
180,000	2.750		06/01/22	183,008
325,000	3.125		06/01/24	335,679
1,900,000	3.450		06/01/27	2,009,402

				13,412,972

Commercial Services(a) – 0.8%
Global Payments, Inc.
875,000	2.650		02/15/25	879,751
550,000	3.200		08/15/29	560,120
IHS Markit Ltd.
2,800,000	4.000	(c)	03/01/26	2,954,336
1,775,000	4.250		05/01/29	1,919,290
PayPal Holdings, Inc.
3,000,000	2.650		10/01/26	3,039,570

				9,353,067

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(a) – 1.2%
Apple, Inc.
$1,925,000	2.750%		01/13/25	$ 1,988,583
4,050,000	2.450		08/04/26	4,107,712
Dell International LLC/EMC Corp.(c)
1,625,000	5.450		06/15/23	1,761,906
2,200,000	6.020		06/15/26	2,538,316
Hewlett Packard Enterprise Co.
2,400,000	2.250		04/01/23	2,399,688
1,782,000	4.900		10/15/25	1,981,727
410,000	6.350		10/15/45	494,755

				15,272,687

Diversified Financial Services – 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2,075,000	4.625		07/01/22	2,191,449
1,450,000	3.300	(a)	01/23/23	1,485,293
900,000	4.875	(a)	01/16/24	976,671
Air Lease Corp.(a)
2,200,000	3.750		06/01/26	2,301,024
American Express Co.(a)
700,000	3.625		12/05/24	741,615
Avolon Holdings Funding Ltd.(a)(c)
975,000	3.950		07/01/24	1,017,227
GE Capital International Funding Co.
3,500,000	3.373		11/15/25	3,643,115
800,000	4.418		11/15/35	853,360
Huarong Finance 2017 Co., Ltd.
200,000	4.250		11/07/27	207,750
Huarong Finance 2019 Co. Ltd.
500,000	3.750		05/29/24	511,862
390,000	3.875	(a)	11/13/29	393,168
Huarong Finance II Co. Ltd.
420,000	5.000		11/19/25	457,800
TD Ameritrade Holding Corp.(a)
1,950,000	2.950		04/01/22	1,992,530

				16,772,864

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – 1.8%
Alliant Energy Finance LLC(a)(c)
$825,000	3.750%		06/15/23	$ 862,587
225,000	4.250		06/15/28	240,755
Arizona Public Service Co.(a)
1,175,000	2.950		09/15/27	1,201,026
Berkshire Hathaway Energy Co.(a)
400,000	3.250		04/15/28	421,452
Dominion Energy, Inc.(d)
1,650,000	3.071		08/15/24	1,687,752
Duke Energy Corp.(a)
2,100,000	3.150		08/15/27	2,164,911
Emera US Finance LP(a)
950,000	2.700		06/15/21	958,208
Enel Finance International NV(c)
1,375,000	2.875		05/25/22	1,392,311
Entergy Corp.(a)
1,025,000	2.950		09/01/26	1,040,867
Exelon Corp.(a)
1,125,000	3.497		06/01/22	1,154,284
Florida Power & Light Co.(a)
832,000	4.125		02/01/42	950,077
NRG Energy, Inc.(a)(c)
1,625,000	3.750		06/15/24	1,679,551
Sempra Energy(a)(b) (3M USD LIBOR + 0.500%)
1,900,000	2.501		01/15/21	1,900,304
Southern California Edison Co.(a)
1,075,000	4.200		03/01/29	1,182,393
The Southern Co.(a)
1,730,000	3.250		07/01/26	1,794,667
Vistra Operations Co. LLC(a)(c)
3,350,000	3.550		07/15/24	3,406,213

				22,037,358

Engineering & Construction(a) – 0.1%
Mexico City Airport Trust
400,000	4.250		10/31/26	417,875
440,000	3.875	(c)	04/30/28	450,587
200,000	5.500	(c)	10/31/46	206,625
420,000	5.500		07/31/47	434,044
340,000	5.500	(c)	07/31/47	351,369

				1,860,500

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Environmental(a) – 0.4%
Republic Services, Inc.
$1,650,000	2.500%	08/15/24	$ 1,669,041
Waste Management, Inc.
2,800,000	3.200	06/15/26	2,930,620

			4,599,661

Food & Drug Retailing(a) – 0.4%
Kraft Heinz Foods Co.
250,000	5.200	07/15/45	271,835
Mars, Inc.(c)
525,000	2.700	04/01/25	537,101
925,000	3.200	04/01/30	978,946
Smithfield Foods, Inc.(c)
2,350,000	2.650	10/03/21	2,338,344
Tyson Foods, Inc.
1,250,000	3.900	09/28/23	1,322,925

			5,449,151

Gas(a) – 0.3%
NiSource, Inc.
1,275,000	3.650	06/15/23	1,326,140
2,500,000	3.490	05/15/27	2,626,275

			3,952,415

Hand/Machine Tools(a) – 0.1%
Stanley Black & Decker, Inc.
1,400,000	4.250	11/15/28	1,576,736

Healthcare Providers & Services – 0.7%
Aetna, Inc.(a)
750,000	2.800	06/15/23	762,240
Centene Corp.(a)(c)
2,850,000	4.250	12/15/27	2,934,559
DH Europe Finance II S.a.r.l.(a)
1,725,000	2.200	11/15/24	1,727,467
625,000	2.600	11/15/29	623,187
Stryker Corp.(a)
575,000	2.625	03/15/21	579,934
475,000	3.375	11/01/25	502,370

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
Thermo Fisher Scientific, Inc.(a)
$450,000	3.000%	04/15/23	$ 461,979
400,000	4.100	08/15/47	451,600
UnitedHealth Group, Inc.
650,000	4.625	07/15/35	787,852

			8,831,188

Insurance – 0.9%
AIA Group Ltd.(a)(c)
875,000	3.900	04/06/28	935,506
American International Group, Inc.(a)
3,875,000	3.900	04/01/26	4,150,667
Arch Capital Finance LLC(a)
1,200,000	4.011	12/15/26	1,323,840
Arch Capital Group Ltd.
1,125,000	7.350	05/01/34	1,604,565
Great-West Lifeco Finance 2018 LP(a)(c)
1,125,000	4.047	05/17/28	1,236,848
Marsh & McLennan Cos., Inc.(a)
1,325,000	4.375	03/15/29	1,510,063

			10,761,489

Internet(a) – 0.5%
Amazon.com, Inc.
2,300,000	5.200	12/03/25	2,683,042
1,300,000	4.800	12/05/34	1,635,400
525,000	3.875	08/22/37	594,116
Expedia Group, Inc.
825,000	3.800	02/15/28	841,187

			5,753,745

Media(a) – 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
8,750,000	4.908	07/23/25	9,641,450
Comcast Corp.
2,425,000	3.700	04/15/24	2,584,056
1,300,000	3.950	10/15/25	1,418,430
1,173,000	3.300	02/01/27	1,240,060
1,550,000	3.150	02/15/28	1,624,385
1,775,000	4.150	10/15/28	1,996,839
1,325,000	4.250	10/15/30	1,516,357

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media(a) – (continued)
Fox Corp.(c)
$700,000	4.030%		01/25/24	$ 745,633
600,000	4.709		01/25/29	683,964
Time Warner Cable LLC
275,000	5.875		11/15/40	319,679

				21,770,853

Mining(c) – 0.2%
Glencore Funding LLC
1,300,000	4.125	(a)	03/12/24	1,361,737
1,181,000	4.625		04/29/24	1,260,729

				2,622,466

Miscellaneous Manufacturing – 0.1%
General Electric Co.
225,000	2.700		10/09/22	227,833
625,000	3.100		01/09/23	638,481

				866,314

Oil Field Services – 1.7%
BP Capital Markets America, Inc.(a)
1,775,000	3.224		04/14/24	1,850,420
1,300,000	4.234		11/06/28	1,469,572
Cenovus Energy, Inc.(a)
1,025,000	4.250		04/15/27	1,084,224
Devon Energy Corp.(a)
514,000	5.850		12/15/25	609,249
280,000	5.600		07/15/41	340,880
Gazprom PJSC Via Gaz Capital SA(c)
990,000	5.150		02/11/26	1,102,612
Marathon Petroleum Corp.(a)
850,000	3.625		09/15/24	891,565
700,000	3.800		04/01/28	734,972
Newfield Exploration Co.
1,649,000	5.625		07/01/24	1,818,501
Noble Energy, Inc.(a)
1,100,000	3.250		10/15/29	1,111,847
Occidental Petroleum Corp.(a)
5,375,000	2.900		08/15/24	5,457,506
475,000	5.550		03/15/26	538,987
425,000	3.200		08/15/26	429,637

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Petroleos Mexicanos
EUR	1,250,000	5.125%		03/15/23	$ 1,563,807
	$340,000	6.490	(a)(c)	01/23/27	362,100
	330,000	6.500		03/13/27	349,627
	40,000	5.625		01/23/46	36,113
	20,000	6.750		09/21/47	20,175
	80,000	6.350		02/12/48	77,459
	391,000	7.690	(a)(c)	01/23/50	428,423
Reliance Industries Ltd.
	250,000	4.125		01/28/25	264,766

					20,542,442

Pharmaceuticals – 3.1%
AbbVie, Inc.
	2,325,000	3.375		11/14/21	2,383,892
	1,575,000	3.750	(a)	11/14/23	1,657,325
	1,750,000	4.050	(a)(c)	11/21/39	1,834,052
	4,475,000	4.250	(a)(c)	11/21/49	4,735,266
Bayer US Finance II LLC(a)(c)
	850,000	3.875		12/15/23	892,381
	1,475,000	4.250		12/15/25	1,590,610
Becton Dickinson & Co.(a)
	1,600,000	2.894		06/06/22	1,625,488
	2,200,000	3.363		06/06/24	2,289,826
	1,000,000	3.700		06/06/27	1,064,330
	1,100,000	4.669		06/06/47	1,307,350
(3M USD LIBOR + 0.875%)
	1,669,000	2.836	(b)	12/29/20	1,669,567
Bristol-Myers Squibb Co.(a)(c)
	3,240,000	3.875		08/15/25	3,502,570
	700,000	3.900		02/20/28	766,717
Cigna Corp.(a)
	5,100,000	4.125		11/15/25	5,534,214
	425,000	4.900		12/15/48	507,076
CVS Health Corp.(a)
	4,050,000	3.875		07/20/25	4,316,490
	100,000	4.780		03/25/38	113,485
	725,000	5.050		03/25/48	858,103

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Elanco Animal Health, Inc.
$1,675,000	3.912%		08/27/21	$ 1,716,527
650,000	4.272	(a)	08/28/23	686,550

				39,051,819

Pipelines – 2.6%
Abu Dhabi Crude Oil Pipeline LLC(c)
1,190,000	4.600		11/02/47	1,374,450
Columbia Pipeline Group, Inc.(a)
925,000	3.300		06/01/20	927,729
Energy Transfer Operating LP(a)
1,375,000	4.650		06/01/21	1,412,524
775,000	5.200		02/01/22	812,952
1,950,000	4.200		09/15/23	2,048,202
50,000	4.950		06/15/28	54,806
1,225,000	5.250		04/15/29	1,377,365
675,000	5.300		04/15/47	719,874
Enterprise Products Operating LLC(a)
215,000	3.350		03/15/23	222,443
85,000	3.750		02/15/25	90,698
(3M USD LIBOR + 2.778%)
2,460,000	4.684	(b)	06/01/67	2,331,293
EQM Midstream Partners LP(a)
3,625,000	4.750		07/15/23	3,636,672
775,000	5.500		07/15/28	761,360
Kinder Morgan Energy Partners LP(a)
4,500,000	3.450		02/15/23	4,639,050
MPLX LP(a)
525,000	4.500		04/15/38	534,230
645,000	5.500		02/15/49	729,650
Plains All American Pipeline LP/PAA Finance Corp.(a)
525,000	3.650		06/01/22	539,023
1,100,000	3.850		10/15/23	1,138,731
Sabine Pass Liquefaction LLC(a)
1,475,000	6.250		03/15/22	1,584,489
1,650,000	5.625		03/01/25	1,852,735
1,025,000	5.000		03/15/27	1,128,761

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
The Williams Cos., Inc.(a)
$785,000	3.600%	03/15/22	$ 806,234
850,000	3.900	01/15/25	893,248
800,000	4.000	09/15/25	847,960
Western Midstream Operating LP(a)
900,000	3.950	06/01/25	906,651
225,000	5.450	04/01/44	198,164
225,000	5.300	03/01/48	195,203

			31,764,497

Real Estate Investment Trust(a) – 2.4%
Alexandria Real Estate Equities, Inc.
750,000	3.800	04/15/26	801,113
800,000	3.375	08/15/31	833,096
American Campus Communities Operating Partnership LP
2,575,000	3.750	04/15/23	2,683,845
American Homes 4 Rent LP
1,073,000	4.900	02/15/29	1,199,861
American Tower Corp.
2,100,000	3.375	05/15/24	2,180,472
Crown Castle International Corp.
2,150,000	3.150	07/15/23	2,209,297
CubeSmart LP
1,500,000	4.000	11/15/25	1,599,660
Digital Realty Trust LP
1,525,000	2.750	02/01/23	1,542,141
Essex Portfolio LP
875,000	3.000	01/15/30	882,866
Healthcare Trust of America Holdings LP
2,275,000	3.700	04/15/23	2,353,760
Kilroy Realty LP
1,500,000	3.800	01/15/23	1,558,935
1,025,000	4.750	12/15/28	1,161,325
National Retail Properties, Inc.
1,150,000	4.000	11/15/25	1,234,284
Regency Centers LP
1,950,000	2.950	09/15/29	1,945,846

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
Spirit Realty LP
$1,900,000	4.000%		07/15/29	$ 1,997,261
1,200,000	3.400		01/15/30	1,204,080
Ventas Realty LP
975,000	3.500		02/01/25	1,018,046
VEREIT Operating Partnership LP
1,675,000	4.625		11/01/25	1,834,276
400,000	3.950		08/15/27	420,480
WP Carey, Inc.
1,000,000	3.850		07/15/29	1,055,390

				29,716,034

Retailing(a) – 0.5%
Dollar Tree, Inc.
975,000	4.000		05/15/25	1,041,758
1,999,000	4.200		05/15/28	2,145,007
Starbucks Corp.
1,850,000	3.800		08/15/25	1,995,984
The Home Depot, Inc.
625,000	3.900		12/06/28	700,050
Walmart, Inc.
800,000	4.050		06/29/48	947,824

				6,830,623

Savings & Loans(a)(b)(c) – 0.1%
Nationwide Building Society (3M USD LIBOR + 1.855%)
975,000	3.960		07/18/30	1,045,863

Semiconductors – 1.2%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
1,725,000	3.000		01/15/22	1,750,461
2,800,000	3.625		01/15/24	2,899,708
975,000	3.125		01/15/25	988,250
Broadcom, Inc.(c)
2,675,000	3.125		10/15/22	2,727,136
2,350,000	3.625	(a)	10/15/24	2,439,723
1,300,000	4.250	(a)	04/15/26	1,383,317
Microchip Technology, Inc.
1,025,000	3.922		06/01/21	1,047,279
NXP B.V./NXP Funding LLC(c)
1,975,000	4.125		06/01/21	2,024,533
NXP B.V./NXP Funding LLC(c)
225,000	4.625		06/01/23	240,329

				15,500,736

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – 0.5%
Fiserv, Inc.
$700,000	3.800%		10/01/23	$ 739,214
2,775,000	2.750		07/01/24	2,827,336
1,825,000	3.200		07/01/26	1,892,434
1,075,000	4.200		10/01/28	1,188,015

				6,646,999

Telecommunication Services – 2.7%
AT&T, Inc.(a)
1,600,000	3.950		01/15/25	1,712,720
6,125,000	3.400		05/15/25	6,418,571
1,449,000	3.600		07/15/25	1,532,607
2,975,000	3.875		01/15/26	3,187,772
100,000	4.125		02/17/26	108,281
1,975,000	4.250		03/01/27	2,166,615
425,000	4.900		08/15/37	490,429
725,000	4.750		05/15/46	818,170
725,000	5.150		11/15/46	866,491
100,000	5.450		03/01/47	123,597
575,000	4.500		03/09/48	635,490
Telefonica Emisiones SA
1,375,000	4.570		04/27/23	1,479,500
Verizon Communications, Inc.
5,066,000	4.329		09/21/28	5,739,778
625,000	3.875	(a)	02/08/29	689,375
2,251,000	4.016	(a)	12/03/29	2,515,020
500,000	5.250		03/16/37	626,605
25,000	4.125		08/15/46	28,137
50,000	4.862		08/21/46	61,984
693,000	5.012		04/15/49	885,217
Vodafone Group PLC
2,925,000	3.750		01/16/24	3,088,361

				33,174,720

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation(a) – 0.1%
Burlington Northern Santa Fe LLC
	$800,000	4.050%	06/15/48	$ 907,200

Trucking & Leasing(c) – 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
	1,225,000	3.375 (a)	02/01/22	1,250,578
	1,425,000	4.250	01/17/23	1,501,024

				2,751,602

TOTAL CORPORATE OBLIGATIONS (Cost $469,130,445)				$ 492,165,850

Mortgage-Backed Obligations – 49.8%
Collateralized Mortgage Obligations – 1.8%
Inverse Floaters(b) – 0.0%
GNMA REMIC Series 2002-13, Class SB (-1x1M USD LIBOR + 37.567%)
	$28,012	29.448%	02/16/32	$ 38,294

Sequential Fixed Rate – 0.4%
FHLMC REMIC Series 2755, Class ZA
	427,188	5.000	02/15/34	470,778
FHLMC REMIC Series 4246, Class PT
	203,785	6.500	02/15/36	234,890
FHLMC REMIC Series 4273, Class PD
	1,014,391	6.500	11/15/43	1,188,014
FNMA REMIC Series 2011-52, Class GB
	907,500	5.000	06/25/41	1,005,746
FNMA REMIC Series 2011-99, Class DB
	901,500	5.000	10/25/41	997,343
FNMA REMIC Series 2012-111, Class B
	138,456	7.000	10/25/42	161,354
FNMA REMIC Series 2012-153, Class B
	513,650	7.000	07/25/42	611,905

				4,670,030

Sequential Floating Rate(b) – 1.4%
Brunel Residential Mortgage Securitisation No. 1 PLC Series 2007-1X, Class A4B (3M GBP LIBOR + 0.220%)
GBP	665,123	1.005	01/13/39	868,965

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Harben Finance PLC Series 2017-1X, Class A (3M GBP LIBOR + 0.800%)
GBP	1,804,496	1.602%	08/20/56	$ 2,391,002
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1M USD LIBOR + 0.480%)
	$197,321	2.244	01/19/36	190,497
Impac CMB Trust Series 2004-08, Class 1A (1M USD LIBOR + 0.720%)
	176,877	2.512	10/25/34	174,866
London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
GBP	1,698,822	1.639	11/15/49	2,248,457
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A (12M MTA + 0.850%)
	$672,410	3.089	12/25/46	991,746
Ripon Mortgages PLC Series 1X, Class A1 (3M GBP LIBOR + 0.800%)
GBP	423,211	1.602	08/20/56	560,560
Ripon Mortgages PLC Series 1X, Class A2 (3M GBP LIBOR + 0.800%)
	4,443,836	1.602	08/20/56	5,886,045
Sequoia Mortgage Trust Series 2003-4, Class 1A2 (6M USD LIBOR + 0.660%)
	$408,707	2.677	07/20/33	390,893
Tower Bridge Funding No. 2 PLC, Class A (3M GBP LIBOR + 0.900%)
GBP	2,300,028	1.698	03/20/56	3,048,627
Tower Bridge Funding No. 1 PLC, Class A (3M GBP LIBOR + 1.000%)
	870,452	1.798	03/20/56	1,154,772
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2002-AR19, Class A7 (1 Year CMT + 2.592%)
	$17,685	4.276	02/25/33	17,882

				17,924,312

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 22,632,636

Commercial Mortgage-Backed Securities – 0.3%
Sequential Fixed Rate – 0.1%
Bank Series 2019-BN21, Class A5
	$950,000	2.851%	10/17/52	$ 964,421

Sequential Floating Rate(b)(c) – 0.2%
Exantas Capital Corp. Ltd. Series 2018-RSO6, Class A (1M USD LIBOR + 0.830%)
	1,039,010	2.567	06/15/35	1,038,203

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(c) – (continued)
Bancorp Commercial Mortgage Trust Series 2018-CRE4, Class A (1M USD LIBOR + 0.900%)
$1,901,990	2.640%	09/15/35	$ 1,902,054

			2,940,257

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 3,904,678

Federal Agencies – 47.7%
Adjustable Rate FNMA(b) – 0.2%
(1 Year CMT + 2.223%)
$3,449	4.765%	06/01/33	$ 3,621
(12M USD LIBOR + 1.233%)
157,102	4.230	06/01/35	161,876
(12M USD LIBOR + 1.541%)
960,424	4.003	09/01/34	997,167
(12M USD LIBOR + 1.672%)
404,545	4.457	07/01/34	422,356
(12M USD LIBOR + 1.734%)
902,729	4.766	05/01/35	941,042

			2,526,062

FHLMC – 1.6%
26,407	5.000	05/01/23	28,215
81,910	4.500	10/01/23	86,335
23,289	5.500	10/01/25	25,107
9,895	7.500	12/01/30	11,537
4,981	7.500	01/01/31	5,803
9,710	5.000	10/01/33	10,678
2,039	5.000	04/01/35	2,243
15,573	5.000	07/01/35	17,257
84,286	5.000	12/01/35	92,953
180,300	5.000	01/01/38	199,352
431,032	5.000	01/01/39	476,496
139,272	5.000	06/01/39	153,807
19,843	4.000	06/01/40	21,278
11,016	5.000	08/01/40	12,117
3,369	4.500	11/01/40	3,662
172,856	4.000	02/01/41	185,214
2,297	5.000	04/01/41	2,520
10,344	5.000	06/01/41	11,346
12,196	4.000	11/01/41	13,075
4,363,198	4.000	03/01/48	4,590,514
5,331,781	4.000	04/01/48	5,556,639
3,473,378	4.500	08/01/48	3,764,243
3,673,758	4.000	10/01/48	3,902,781

			19,173,172

FNMA – 0.0%
15,893	8.000	02/01/31	18,155
15,398	7.000	03/01/31	16,206

			34,361

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA – 18.3%
$7,842	6.000%	11/15/38		$ 8,975
51,659	5.000	07/15/40		54,551
83,390	5.000	01/15/41		89,596
7,111	4.000	02/20/41		7,577
10,819	4.000	11/20/41		11,518
1,798	4.000	01/20/42		1,914
5,773	4.000	04/20/42		6,146
3,313	4.000	10/20/42		3,520
58,489	4.000	08/20/43		62,032
5,993	4.000	03/20/44		6,344
7,258	4.000	05/20/44		7,684
500,197	4.000	11/20/44		528,776
32,430	4.000	05/20/45		34,191
4,780,902	4.000	07/20/45		5,037,619
81,309	4.000	10/20/45		85,675
619,458	4.500	02/20/48		656,254
1,842,151	4.500	04/20/48		1,945,244
5,170,678	4.500	05/20/48		5,449,947
11,028,157	4.500	08/20/48		11,610,866
37,658,973	4.500	09/20/48		39,622,332
1,885,890	5.000	09/20/48		2,000,104
3,631,319	5.000	10/20/48		3,847,269
3,834,164	5.000	11/20/48		4,058,583
1,857,311	5.000	12/20/48		1,962,975
4,972,659	4.500	01/20/49		5,210,931
21,417,793	5.000	01/20/49		22,614,512
3,966,325	5.000	03/20/49		4,171,520
86,000,000	3.000	TBA-30yr	(e)	88,340,069
28,000,000	5.000	TBA-30yr	(e)	29,487,500

				226,924,224

UMBS – 23.1%
10,584	5.000	04/01/23		11,302
15,065	5.000	05/01/23		16,166
45,761	5.000	07/01/23		48,866
13,485	5.000	09/01/23		13,532
26,823	5.500	09/01/23		27,778
9,028	5.500	10/01/23		9,350
78,245	5.000	02/01/24		80,347
30,371	5.000	04/01/24		32,447
20,474	5.000	07/01/24		21,874
22,043	5.000	12/01/24		23,550
27,464	7.000	08/01/27		30,410
1,008	6.500	09/01/27		1,106
100,691	7.000	03/01/28		112,653
25,250	5.000	04/01/28		27,244
1,570	6.500	05/01/28		1,737
35,215	5.000	02/01/32		37,997
23,633	4.500	04/01/39		25,773
8,559	4.500	05/01/39		9,334
6,864	4.500	07/01/39		7,486
34,861	4.500	08/01/39		38,018
328,490	4.500	12/01/39		358,238
685,800	4.500	05/01/41		744,987
103,255	4.500	08/01/41		111,895
27,122	3.000	11/01/42		28,089
560,994	3.000	12/01/42		580,005
794,247	3.000	01/01/43		822,808
112,368	3.000	02/01/43		116,409
818,102	3.000	03/01/43		847,522
1,404,793	3.000	04/01/43		1,455,312

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$1,012,459	3.000%	05/01/43		$ 1,048,870
97,558	3.000	06/01/43		101,066
862,936	3.000	07/01/43		893,969
897,423	5.000	05/01/44		979,310
3,097,497	4.500	04/01/45		3,407,040
353,148	4.500	05/01/45		388,439
1,317,245	4.500	06/01/45		1,422,848
196,702	4.000	03/01/46		207,959
134,859	4.000	06/01/46		142,243
33,765	4.000	08/01/46		35,614
213,695	4.000	10/01/46		225,397
437,105	4.000	06/01/47		465,297
5,260,271	4.500	07/01/47		5,638,004
1,208,287	4.500	11/01/47		1,294,674
505,285	4.000	12/01/47		540,559
2,088,869	4.000	01/01/48		2,234,042
5,430,114	4.000	02/01/48		5,784,311
4,234,390	4.000	03/01/48		4,507,338
848,354	4.000	05/01/48		901,746
4,383,936	4.000	06/01/48		4,659,151
4,336,050	4.000	07/01/48		4,616,208
6,250,702	4.000	08/01/48		6,636,280
1,701,669	4.500	09/01/48		1,841,943
4,338,187	4.000	11/01/48		4,511,601
9,979,817	5.000	11/01/48		10,933,886
2,439,779	4.000	01/01/49		2,538,826
43,114,596	5.000	10/01/49		46,120,974
43,130,981	2.500	11/01/49		42,658,172
31,597,014	2.500	12/01/49		31,250,643
269,002	2.500	12/01/49		266,054
93,996,185	3.000	12/01/49		95,348,081

				287,242,780

UMBS, 30 Year, Single Family(e) – 4.5%
27,000,000	3.000	TBA-30	yr	27,379,885
1,000,000	3.500	TBA-30	yr	1,028,710
15,000,000	4.000	TBA-30	yr	15,603,388
11,000,000	4.500	TBA-30	yr	11,582,657

				55,594,640

TOTAL FEDERAL AGENCIES				$ 591,495,239

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $614,321,823)				$ 618,032,553

Agency Debentures – 4.0%
FHLB
$6,800,000	2.125%	06/09/23		$ 6,905,944
3,500,000	3.375	09/08/23		3,714,410
750,000	3.375	12/08/23		798,532
2,400,000	5.000	09/28/29		2,966,568
FNMA
3,700,000	1.875	09/24/26		3,691,231
4,200,000	6.250	05/15/29		5,672,310

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debentures – (continued)
Israel Government AID Bond(f)
$7,827,000	5.500%	09/18/23	$ 8,869,087
1,200,000	5.500	12/04/23	1,365,396
2,400,000	5.500	04/26/24	2,760,192
4,700,000	5.500	09/18/33	6,420,106
Mexico Government International Bond
450,000	4.500	04/22/29	495,141
Republic of Colombia(a)
350,000	4.500	03/15/29	387,844
470,000	5.200	05/15/49	565,762
Tennessee Valley Authority
5,400,000	3.875	02/15/21	5,531,058

TOTAL AGENCY DEBENTURES (Cost $47,146,628)			$ 50,143,581

Asset-Backed Securities(b) – 6.8%
Collateralized Loan Obligations(c) – 4.1%
Catamaran CLO Ltd. Series 2013-1A, Class AR (3M USD LIBOR + 0.850%)
$5,000,000	2.786%	01/27/28	$ 4,976,650
Cutwater Ltd. Series 2014-1A, Class A1AR (3M USD LIBOR + 1.250%)
2,450,306	3.251	07/15/26	2,452,134
Galaxy XVIII CLO Ltd. Series 2018-28A, Class A2 (3M USD LIBOR + 1.070%)
6,000,000	3.071	07/15/31	6,000,804
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1R (3M USD LIBOR + 1.130%)
538,316	3.133	04/18/26	538,167
KREF Ltd. Series 2018-FL1, Class A (1M USD LIBOR + 1.100%)
4,200,000	2.837	06/15/36	4,206,559
Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
6,900,000	2.751	04/15/29	6,848,830
Mill City Mortgage Loan Trust Series 2017-2, Class A3
955,997	2.884	07/25/59	962,522
OHA Credit Funding 3 Ltd. Series 2019-3A, Class A1 (3M USD LIBOR + 1.320%)
2,150,000	3.945	07/20/32	2,152,563
Orec Ltd. Series 2018-CRE1, Class A (1M USD LIBOR + 1.180%)
2,450,000	2.920	06/15/36	2,448,477

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Collateralized Loan Obligations(c) – (continued)
Palmer Square CLO Ltd. Series 2019-1A, Class A1 (3M USD LIBOR + 1.340%)
$6,000,000	3.275%	11/14/32	$ 5,998,752
Palmer Square Loan Funding Ltd. Series 2017-1A, Class A1 (3M USD LIBOR + 0.740%)
2,043,696	2.741	10/15/25	2,043,741
Recette CLO Ltd. Series 2015-1A, Class AR (3M USD LIBOR + 0.920%)
6,095,884	2.886	10/20/27	6,095,963
TPG Real Estate Finance Issuer Ltd. Series 2018-FL2, Class A (1M USD LIBOR + 1.130%)
3,850,000	2.867	11/15/37	3,847,586
WhiteHorse VIII Ltd. Series 2014-1A, Class AR (3M USD LIBOR + 0.900%)
2,628,118	2.809	05/01/26	2,628,980

			51,201,728

Other(c) – 1.3%
Arbor Realty Commercial Real Estate Notes Ltd. Series 2018-FL1, Class A (1M USD LIBOR + 1.150%)
5,700,000	2.890	06/15/28	5,703,561
BSPRT Issuer Ltd. Series 2018 FL4, Class A (1M USD LIBOR + 1.050%)
3,100,000	2.790	09/15/35	3,098,981
Dryden Senior Loan Fund Series 2019-76A, Class A1 (3M USD LIBOR + 1.330%)
6,000,000	3.264	10/20/32	6,006,018
Ready Capital Mortgage Financing LLC Series 2018-FL2, Class A (1M USD LIBOR + 0.850%)
632,078	2.642	06/25/35	630,925

			15,439,485

Student Loan – 1.4%
Access Group, Inc. Series 2015-1, Class A(c) (1M USD LIBOR + 0.700%)
1,266,548	2.492	07/25/56	1,241,245
AccessLex Institute Series 2004-1, Class A2 (3M USD LIBOR + 0.210%)
1,885,716	2.157	09/26/33	1,837,514
Educational Funding of the South, Inc. Series 2011-1, Class A2 (3M USD LIBOR + 0.650%)
1,723,495	2.590	04/25/35	1,706,752
Higher Education Funding I Series 2014-1, Class A(c) (3M USD LIBOR + 1.050%)
4,030,502	2.960	05/25/34	4,030,489
Navient Student Loan Trust Series 2016-7A, Class A(c) (1M USD LIBOR + 1.150%)
1,891,715	2.955	03/25/66	1,893,491

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Student Loan – (continued)
Nelnet Student Loan Trust Series 2006-1, Class A5 (3M USD LIBOR + 0.110%)
	$670,395	2.020%		08/23/27	$ 669,402
Nelnet Student Loan Trust Series 2013-5A, Class A(c) (1M USD LIBOR + 0.630%)
	435,675	2.422		01/25/37	430,589
PHEAA Student Loan Trust Series 2016-1A, Class A(c) (1M USD LIBOR + 1.150%)
	3,060,336	2.942		09/25/65	3,060,332
Scholar Funding Trust Series 2010-A, Class A(c) (3M USD LIBOR + 0.750%)
	1,073,173	2.686		10/28/41	1,069,295
SLC Student Loan Trust Series 2006-2, Class A5 (3M USD LIBOR + 0.100%)
	992,436	1.994		09/15/26	990,570
SLM Student Loan Trust Series 2005-3, Class A5 (3M USD LIBOR + 0.090%)
	230,362	2.030		10/25/24	230,259

					17,159,938

TOTAL ASSET-BACKED SECURITIES (Cost $83,807,866)					$ 83,801,151

Foreign Debt Obligations – 1.2%
Sovereign – 1.2%
Abu Dhabi Government International Bond
	$460,000	2.500	%(c)	10/11/22	$ 464,600
	420,000	3.125	(c)	10/11/27	439,740
	240,000	4.125	(c)	10/11/47	279,150
	450,000	4.125		10/11/47	523,406
Perusahaan Penerbit SBSN Indonesia III
	2,030,000	4.550		03/29/26	2,222,216
Republic of Indonesia
	790,000	3.700	(c)	01/08/22	810,738
	200,000	5.875		01/15/24	226,375
EUR	280,000	2.150	(c)	07/18/24	335,080
	$420,000	4.125	(c)	01/15/25	449,925
	380,000	4.125		01/15/25	407,075
	1,380,000	4.350	(c)	01/08/27	1,507,650

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Kuwait
	$4,120,000	3.500%	03/20/27	$ 4,435,437
Republic of Qatar(c)
	210,000	3.875	04/23/23	221,550
	230,000	4.500	04/23/28	263,638
Republic of South Africa
	510,000	4.850	09/30/29	510,000
	380,000	5.750	09/30/49	369,911
United Mexican States
EUR	760,000	1.625	04/08/26	889,788
	$430,000	4.500 (a)	01/31/50	466,281

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $13,751,023)				$ 14,822,560

Municipal Debt Obligations – 1.7%
California(a) – 0.5%
California State GO Bonds Build America Taxable Series 2009
	$950,000	7.500%	04/01/34	$ 1,430,548
	1,650,000	7.550	04/01/39	2,646,633
California State GO Bonds Build America Taxable Series 2010
	1,645,000	7.950	03/01/36	1,660,562

				5,737,743

Illinois – 0.8%
Chicago Illinois GO Bonds Prerefunded Taxable Series B(a)
	5,475,000	7.750	01/01/42	6,868,004
Illinois State GO Bonds Build America Series 2010(a)
	160,000	6.630	02/01/35	187,607
	1,595,000	7.350	07/01/35	1,936,011
Illinois State GO Bonds Taxable-Pension Series 2003
	1,170,000	5.100	06/01/33	1,261,295

				10,252,917

New Hampshire(a)(b) – 0.2%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3 (3M USD LIBOR + 0.000%)
	3,167,907	2.790	10/25/37	3,146,194

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)
Ohio(a) – 0.2%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
$1,700,000	6.270%	02/15/50	$ 2,271,013

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $18,951,377)			$ 21,407,867

U.S. Treasury Obligations – 4.6%
United States Treasury Bill(g)
$4,251,000	0.000%	03/05/20	$ 4,239,939
United States Treasury Bonds(h)
210,000	3.375	05/15/44	248,653
27,960,000	2.875	11/15/46	30,672,994
2,060,000	2.250	08/15/49	1,998,200
United States Treasury Inflation Indexed Note(h)
436,020	0.125	07/15/22	437,981
United States Treasury Notes(h)
1,500,000	2.875	10/15/21	1,533,398
7,470,000	1.750	09/30/22	7,496,845
9,920,000	2.875	05/31/25	10,502,025

TOTAL U.S. TREASURY OBLIGATIONS (Cost $55,886,792)			$ 57,130,035

Shares	Dividend Rate		Value

Investment Company(i) – 3.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
37,183,090	1.638%		$ 37,183,090
(Cost $37,183,090)
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $1,340,179,044)			$1,374,686,687

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 2.0%
Certificates of Deposit(b) – 1.2%
Credit Suisse AG
$5,000,000	1.750%	02/14/20	$ 5,000,559
Societe Generale SA(c)
10,000,000	2.000	08/17/20	10,003,091

			15,003,650

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(c)(g) – 0.8%
VW Credit, Inc.
$10,000,000	0.000%	02/03/20	$ 9,980,582

TOTAL SHORT-TERM INVESTMENTS (Cost $24,977,542)			$ 24,984,232

TOTAL INVESTMENTS – 112.7% (Cost $1,365,156,586)			$1,399,670,919

LIABILITIES IN EXCESS OF OTHER ASSETS – (12.7)%			(157,742,836)

NET ASSETS – 100.0%			$1,241,928,083

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2019.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2019.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $173,422,209 which represents approximately 14.0% of the Fund’s net assets as of December 31, 2019.

(f)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $19,414,781, which represents approximately 1.6% of the Fund’s net assets as of December 31, 2019.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(i)	Represents an affiliated issuer.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTA	— Monthly Treasury Average
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Barclays Bank PLC	CAD	3,730,322	USD	2,839,958	03/18/20	$33,513
	CHF	2,832,982	GBP	2,211,267	03/18/20	8,241
	EUR	13,082,113	USD	14,657,946	03/18/20	88,539
	JPY	76,966,029	USD	707,569	03/18/20	3,949
	NZD	1,071,054	USD	708,224	03/18/20	13,628
BofA Securities LLC	CAD	929,361	USD	706,528	03/18/20	9,360
	EUR	13,082,113	USD	14,599,652	03/18/20	146,833
	NZD	3,211,402	USD	2,120,699	03/18/20	43,668
Citibank NA	NOK	8,328,972	EUR	833,247	03/18/20	9,666
	NZD	1,074,442	CAD	933,937	03/18/20	4,723
Deutsche Bank AG	AUD	2,306,592	USD	1,579,693	03/18/20	42,104
	CAD	1,864,805	EUR	1,272,305	03/18/20	2,287
	CAD	926,865	USD	706,000	03/18/20	7,965
	EUR	1,266,654	USD	1,414,589	03/18/20	13,215
HSBC Bank PLC	NZD	1,071,126	USD	706,536	03/18/20	15,364
JPMorgan Securities, Inc.	AUD	1,033,922	EUR	644,272	03/18/20	725
	AUD	1,028,299	USD	713,675	03/18/20	9,336
	CAD	926,045	CHF	685,736	03/18/20	819
	CAD	1,851,497	USD	1,412,324	03/18/20	13,886
	CHF	1,384,372	EUR	1,267,438	03/18/20	9,743
	CHF	691,721	JPY	77,173,253	03/18/20	5,299
	CHF	1,373,000	USD	1,405,179	03/18/20	21,436
	EUR	274,157	CAD	400,908	03/18/20	217
	NOK	66,621,487	EUR	6,542,422	03/18/20	215,429
	NOK	35,890,817	USD	3,922,579	03/18/20	166,475
	NZD	671,862	USD	452,103	03/18/20	708
MS & Co. Int. PLC	AUD	1,036,384	USD	726,267	03/18/20	2,429
	CAD	936,715	EUR	635,764	03/18/20	4,903
	GBP	529,152	USD	700,152	03/18/20	2,275
	SEK	6,658,829	USD	702,220	03/18/20	11,398
State Street Bank (London)	AUD	1,019,072	USD	706,049	03/18/20	10,475
UBS AG (London)	CHF	2,231,592	EUR	2,041,416	03/18/20	17,600
	GBP	844,000	USD	1,107,249	02/12/20	12,054
	NOK	530,865	EUR	52,398	03/18/20	1,417
	NOK	66,621,487	USD	7,289,601	03/18/20	300,610
Westpac Banking Corp.	AUD	1,028,053	USD	710,328	03/18/20	12,510

TOTAL						$1,262,799

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC	GBP	536,294	CAD	943,959	03/18/20	$(15,224)
	JPY	76,446,852	AUD	1,022,813	03/18/20	(12,435)
	USD	1,408,741	CHF	1,379,411	03/18/20	(24,535)
	USD	2,804,112	GBP	2,140,008	03/18/20	(36,664)
	USD	4,683,758	NZD	7,131,179	03/18/20	(122,398)
BofA Securities LLC	GBP	545,251	USD	737,279	03/18/20	(13,480)
	JPY	439,535,175	USD	4,070,449	03/18/20	(7,133)
	USD	1,414,999	AUD	2,061,643	03/18/20	(34,571)
	USD	2,860,646	EUR	2,552,689	03/18/20	(16,809)
	USD	586,145	GBP	448,331	03/18/20	(8,996)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Citibank NA	CAD	928,335	NOK	6,360,661	03/18/20	$(9,575)
	GBP	533,038	EUR	633,062	03/18/20	(6,017)
	GBP	535,248	USD	723,366	03/18/20	(12,846)
	SEK	6,625,115	NOK	6,418,876	03/18/20	(21,300)
	USD	708,781	AUD	1,027,891	03/18/20	(13,943)
	USD	12,124,432	CAD	16,052,088	03/18/20	(240,506)
	USD	8,943,414	CHF	8,781,270	03/18/20	(180,761)
	USD	723,308	EUR	644,314	03/18/20	(2,979)
	USD	1,413,989	NZD	2,162,155	03/18/20	(43,225)
Deutsche Bank AG	JPY	76,308,727	EUR	634,146	03/18/20	(9,383)
	USD	2,110,742	CHF	2,065,055	03/18/20	(34,952)
	USD	2,005,560	EUR	1,810,644	02/20/20	(31,811)
	USD	720,525	GBP	547,318	03/18/20	(6,018)
	USD	4,683,865	NZD	7,131,179	03/18/20	(122,291)
JPMorgan Securities, Inc.	AUD	1,001,431	NOK	6,208,242	03/18/20	(3,187)
	EUR	645,183	GBP	548,225	03/18/20	(480)
	EUR	1,267,838	NOK	12,967,144	03/18/20	(48,213)
	SEK	13,258,725	EUR	1,267,870	03/18/20	(8,254)
	SEK	6,613,412	NOK	6,449,215	03/18/20	(26,010)
	USD	871,562	AUD	1,273,929	03/18/20	(24,155)
	USD	1,136,512	CAD	1,499,229	03/18/20	(18,346)
	USD	1,429,913	EUR	1,280,211	03/18/20	(13,173)
MS & Co. Int. PLC	EUR	633,054	NOK	6,412,858	03/18/20	(17,026)
	GBP	535,170	CHF	705,252	03/18/20	(22,375)
	USD	8,931,952	CHF	8,781,270	03/18/20	(192,223)
State Street Bank (London)	JPY	151,472,751	USD	1,403,858	03/18/20	(3,557)
	SEK	6,629,998	EUR	633,171	03/18/20	(3,198)
	USD	16,836,476	GBP	13,016,599	02/12/20	(425,976)
	USD	5,861,014	SEK	55,584,981	03/18/20	(95,956)
UBS AG (London)	EUR	1,280,223	GBP	1,094,283	03/18/20	(9,516)
	EUR	635,264	NOK	6,375,839	03/18/20	(10,316)
	GBP	529,263	EUR	632,709	03/18/20	(10,630)
	SEK	12,331,486	EUR	1,174,279	03/18/20	(2,128)
	USD	4,198,856	AUD	6,103,306	03/18/20	(92,463)
	USD	1,404,246	CHF	1,378,536	03/18/20	(28,121)
	USD	1,855,168	EUR	1,654,377	03/18/20	(9,687)
	USD	5,874,214	SEK	55,584,981	03/18/20	(82,757)
Westpac Banking Corp.	AUD	1,036,121	CAD	949,106	03/18/20	(2,586)

TOTAL						$(2,178,185)

FORWARD SALES CONTRACTS — At December 31, 2019, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA	4.000%	TBA-30yr	01/21/20	$(1,000,000)	$(1,035,156)
GNMA	4.500	TBA-30yr	01/21/20	(11,000,000)	(11,501,875)
UMBS, 30 Year, Single Family	2.500	TBA-30yr	01/14/20	(1,000,000)	(988,452)
UMBS, 30 Year, Single Family	3.000	TBA-30yr	02/12/20	(23,000,000)	(23,309,230)
UMBS, 30 Year, Single Family	5.000	TBA-30yr	01/14/20	(8,000,000)	(8,552,500)

TOTAL (Proceeds Receivable: $45,276,914)					$(45,387,213)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Eurodollars	1	03/16/20	$245,663	$239
Eurodollars	3	06/15/20	737,325	365
Japan 10 Year Government Bonds	6	03/13/20	8,403,479	(2,506)
Ultra Long U.S. Treasury Bonds	426	03/20/20	77,385,562	(1,910,333)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
Ultra 10 Year U.S. Treasury Notes	64	03/20/20	$9,005,000	$(24,380)
3 Month SOFR	26	03/17/20	6,398,600	27
2 Year U.S. Treasury Notes	3	03/31/20	646,500	745
5 Year U.S. Treasury Notes	410	03/31/20	48,629,844	(31,600)
10 Year U.S. Treasury Notes	25	03/20/20	3,210,547	2,302
20 Year U.S. Treasury Bonds	81	03/20/20	12,628,406	(279,057)

Total				$(2,244,198)

Short position contracts:
30 Day Federal Funds	(5)	01/31/20	(2,051,154)	(166)
30 Day Federal Funds	(5)	02/28/20	(2,050,997)	408
30 Day Federal Funds	(3)	03/31/20	(1,230,599)	432
10 Year U.K. Long Gilt	(8)	03/27/20	(1,392,207)	(5,974)

Total				$(5,300)

TOTAL FUTURES CONTRACTS				$(2,249,498)

SWAP CONTRACTS — At December 31, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.780%(a)	6M AUDOR	06/17/21	AUD	44,360	(b)	$60,012	$22,218	$37,794
3M LIBOR(c)	1.259%	12/15/21		$10,250	(b)	(31,271)	(2,172)	(29,099)
3M CDOR(a)	1.750	03/18/22	CAD	45,450	(b)	(170,253)	(235,968)	65,715
1.750(a)	3M LIBOR(d)	03/18/22		$32,760	(b)	(55,843)	(127,077)	71,234
0.000(d)	3M LIBOR	07/25/24		23,200		856	376	480
6M EURO(a)	0.000(c)	03/18/25	EUR	9,140	(b)	47,655	79,502	(31,847)
3M LIBOR(d)	1.500(a)	03/18/25	NZD	5,790		6,496	19,083	(12,587)
6M LIBOR(a)	1.500	03/18/25	AUD	18,800	(b)	190,705	275,570	(84,865)
3M CDOR(a)	1.750	03/18/25	CAD	10,640	(b)	(120,746)	(81,086)	(39,660)
1.750(a)	3M LIBOR(d)	03/18/25		$15,170	(b)	(18,705)	(69,074)	50,369
2.000(c)	6M NIBOR(a)	03/18/25	NOK	138,740	(b)	4,374	(39,675)	44,049
1.333(c)	3M LIBOR	11/15/26		$10,660	(b)	153,522	(10,893)	164,415
6M AUDOR(a)	1.200	06/17/27	AUD	5,670	(b)	(49,601)	(21,339)	(28,262)
3M CDOR(a)	3.000	06/19/29	CAD	6,720	(b)	169,522	205,543	(36,021)
3.000(a)	3M LIBOR(d)	06/19/29		$5,240	(b)	(224,278)	(321,032)	96,754
3M LIBOR(d)	1.654(a)	08/15/29		4,910	(b)	(96,889)	(3,363)	(93,526)
6M EURO(a)	0.500(c)	03/18/30	EUR	5,460	(b)	167,041	223,648	(56,607)
6M AUDOR(a)	1.750	03/18/30	AUD	2,940	(b)	39,771	84,487	(44,717)
3M LIBOR(d)	2.000(a)	03/18/30		$15,740	(b)	141,943	213,921	(71,978)
3M CDOR(d)	2.000(a)	03/18/30	CAD	5,170		(63,255)	(16,263)	(46,992)
2.000(c)	6M NIBOR(a)	03/18/30	NOK	48,950	(b)	35,749	(24,075)	59,824
0.500(c)	3M STIBOR(d)	03/18/30	SEK	66,680	(b)	148,761	59,343	89,419
6M LIBOR(a)	0.250	03/19/30	JPY	294,100	(b)	591	(28,411)	29,002
6M NIBOR(a)	2.000(c)	03/19/30	NOK	28,470	(b)	(19,903)	797	(20,700)
0.002(c)	6M EURO(a)	09/16/30	EUR	6,920	(b)	224,382	143,106	81,276
0.330(c)	6M EURO(a)	05/12/31		190	(b)	793	974	(181)
1.842(a)	3M LIBOR(d)	05/15/45		$5,460	(b)	274,451	12,116	262,335

TOTAL						$815,880	$360,256	$455,624

(a)	Payments made semi-annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2019.
(c)	Payments made annually.
(d)	Payments made quarterly.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2019(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 32	1.000%	0.394%	06/20/24	$14,000	$369,466	$180,945	$188,521
CDX.NA.IG Index 33	1.000	0.453	12/20/24	81,225	2,133,237	1,605,919	527,318
General Electric Co. 2.700%, 10/09/22	1.000	0.776	06/20/24	2,825	27,967	(43,145)	71,112
General Electric Co. 2.700%, 10/09/22	1.000	0.866	12/20/24	1,225	8,130	(19,387)	27,517
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.575	12/20/24	1,080	22,254	14,228	8,026
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.465	06/20/24	2,950	69,071	44,490	24,581
Republic of Chile, 3.875%, 08/05/20	1.000	0.420	12/20/24	1,000	28,082	21,048	7,034
Republic of Colombia, 10.375%, 01/28/33	1.000	0.632	06/20/24	3,580	57,902	(14,242)	72,144
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.563	06/20/24	2,160	41,336	11,430	29,906
Russian Federation, 7.500%, 03/31/30	1.000	0.550	12/20/24	1,000	21,810	3,944	17,866
State of Qatar, 9.750%, 06/15/30	1.000	0.367	12/20/24	170	5,218	3,571	1,647
The Boeing Co., 8.750%, 08/15/21	1.000	0.477	06/20/24	1,225	28,006	23,776	4,230
United Mexican States, 4.150%, 03/28/27	1.000	0.685	06/20/24	410	5,686	(5,428)	11,114

TOTAL					$2,818,165	$1,827,149	$991,016

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2019, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
6M IRS	Barclays Bank PLC	1.300%	03/11/2020	3,410,000	$3,410,000	$1,744	$31,969	$(30,225)
1M IRS	Citibank NA	1.736	01/13/2020	22,700,000	22,700,000	13,491	189,204	(175,713)
1Y IRS	UBS AG (London)	1.270	08/27/2020	3,300,000	3,300,000	11,718	66,555	(54,837)

				29,410,000	$29,410,000	$26,953	$287,728	$(260,775)

Puts
1M IRS	Citibank NA	1.736	01/13/2020	22,700,000	22,700,000	347,584	189,205	158,379
6M IRS	Deutsche Bank AG (London)	1.985	06/09/2020	2,400,000	2,400,000	29,492	24,000	5,492
3M IRS	JPMorgan Securities, Inc.	1.683	02/19/2020	3,900,000	3,900,000	87,270	46,020	41,250
3M IRS	JPMorgan Securities, Inc.	1.734	02/18/2020	4,500,000	4,500,000	83,593	55,263	28,330
3M IRS	JPMorgan Securities, Inc.	2.183	02/19/2020	3,900,000	3,900,000	5,819	4,290	1,529

				37,400,000	$37,400,000	$553,758	$318,778	$234,980

Total Purchased option contracts				66,810,000	$66,810,000	$580,711	$606,506	$(25,795)

Written option contracts
Calls
5M IRS	Barclays Bank PLC	0.350	05/27/2020	(7,570,000)	(7,570,000)	(5,105)	(9,075)	3,970
6M IRS	Barclays Bank PLC	0.280	03/11/2020	(4,190,000)	(4,190,000)	(609)	(29,894)	29,285
6M IRS	Barclays Bank PLC	0.350	05/27/2020	(11,390,000)	(11,390,000)	(7,682)	(19,045)	11,363
1Y IRS	BofA Securities LLC	0.065	09/14/2020	(5,770,000)	(5,770,000)	(45,694)	(152,742)	107,048
6M IRS	BofA Securities LLC	0.330	05/10/2021	(3,000,000)	(3,000,000)	(69,017)	(76,710)	7,693
1Y IRS	Deutsche Bank AG (London)	0.065	09/14/2020	(2,400,000)	(2,400,000)	(19,007)	(51,549)	32,542
1Y IRS	JPMorgan Securities, Inc.	0.065	09/14/2020	(3,520,000)	(3,520,000)	(16,719)	(74,646)	57,927
1Y IRS	UBS AG (London)	0.065	09/14/2020	(2,350,000)	(2,350,000)	(18,612)	(67,077)	48,465
1Y IRS	UBS AG (London)	0.256	08/27/2020	(3,980,000)	(3,980,000)	(8,089)	(64,115)	56,026
5M IRS	UBS AG (London)	0.350	05/27/2020	(3,850,000)	(3,850,000)	(2,596)	(4,267)	1,671
6M IRS	UBS AG (London)	0.330	05/10/2021	(1,850,000)	(1,850,000)	(42,560)	(52,541)	9,981

				(49,870,000)	$(49,870,000)	$(235,690)	$(601,661)	$365,971

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts
5M IRS	Barclays Bank PLC	0.100%	05/27/2020	(7,570,000)	$(7,570,000)	$(39,560)	$(29,773)	$(9,787)
6M IRS	Barclays Bank PLC	0.100	05/27/2020	(11,390,000)	(11,390,000)	(59,523)	(27,900)	(31,623)
1Y IRS	BofA Securities LLC	0.065	09/14/2020	(5,770,000)	(5,770,000)	(182,302)	(98,748)	(83,554)
6M IRS	BofA Securities LLC	0.330	05/10/2021	(3,000,000)	(3,000,000)	(76,669)	(74,395)	(2,274)
1Y IRS	Deutsche Bank AG (London)	0.065	09/14/2020	(2,400,000)	(2,400,000)	(75,828)	(51,549)	(24,279)
6M IRS	Deutsche Bank AG (London)	1.894	06/09/2020	(21,600,000)	(21,600,000)	(9,301)	(13,600)	4,299
6M IRS	Deutsche Bank AG (London)	2.235	06/09/2020	(2,400,000)	(2,400,000)	(12,337)	(10,400)	(1,937)
1Y IRS	JPMorgan Securities, Inc.	0.065	09/14/2020	(3,520,000)	(3,520,000)	(151,801)	(74,646)	(77,155)
3M IRS	JPMorgan Securities, Inc.	1.582	02/18/2020	(15,700,000)	(15,700,000)	(36,459)	(36,895)	436
3M IRS	JPMorgan Securities, Inc.	1.933	02/19/2020	(7,800,000)	(7,800,000)	(57,916)	(29,737)	(28,179)
3M IRS	JPMorgan Securities, Inc.	1.984	02/18/2020	(4,500,000)	(4,500,000)	(24,574)	(18,158)	(6,416)
1Y IRS	UBS AG (London)	0.065	09/14/2020	(2,350,000)	(2,350,000)	(74,248)	(36,610)	(37,638)
5M IRS	UBS AG (London)	0.100	05/27/2020	(3,850,000)	(3,850,000)	(20,119)	(13,228)	(6,891)
6M IRS	UBS AG (London)	0.330	05/10/2021	(1,850,000)	(1,850,000)	(47,279)	(40,068)	(7,211)

				(93,700,000)	$(93,700,000)	$(867,916)	$(555,707)	$(312,209)

Total Written option contracts				(143,570,000)	$(143,570,000)	$(1,103,606)	$(1,157,368)	$53,762

TOTAL				(76,760,000)	$(76,760,000)	$(522,895)	$(550,862)	$27,967

Abbreviations:
BofA Securities LLC	— Bank of America Securities LLC
CDX.NA.IG Index 32	— CDX North America Investment Grade Index 32
CDX.NA.IG Index 33	— CDX North America Investment Grade Index 33
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Sovereign Debt Obligations – 36.9%
British Pound – 2.0%
United Kingdom Treasury
GBP	1,450,000	4.500%	09/07/34	$ 2,810,401
	3,970,000	3.500	01/22/45	7,692,054
	1,270,000	3.500	07/22/68	3,088,057

				13,590,512

Canadian Dollar – 2.1%
British Columbia Province of Canada
CAD	800,000	3.250	12/18/21	633,026
	2,600,000	2.850	06/18/25	2,084,945
	2,000,000	4.950	06/18/40	2,152,971
Canadian Government Bond
	1,760,000	2.750	12/01/48	1,659,270
Ontario Province of Canada
	3,700,000	2.850	06/02/23	2,935,667
	1,700,000	2.600	06/02/25	1,342,667
	2,300,000	4.650	06/02/41	2,389,694
Quebec Province of Canada
	1,800,000	4.250	12/01/21	1,448,788

				14,647,028

Chinese Yuan – 2.1%
China Development Bank
CNY	26,490,000	3.500	08/13/26	3,781,700
	7,420,000	4.040	04/10/27	1,095,179
	12,220,000	3.740	07/12/29	1,752,916
	10,700,000	3.450	09/20/29	1,510,228
China Government Bond
	18,480,000	3.250	06/06/26	2,669,973
	7,810,000	3.290	05/23/29	1,126,247
	14,570,000	3.860	07/22/49	2,133,513

				14,069,756

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Sovereign Debt Obligations – (continued)
Danish Krone – 0.1%
Kingdom of Denmark
DKK	3,000,000	4.500%		11/15/39	$ 841,406

Euro – 5.8%
French Republic Government Bond OAT
EUR	1,700,000	4.500		04/25/41	3,366,328
	800,000	1.750	(a)	05/25/66	1,119,645
Ireland Government Bond
	1,030,000	0.900		05/15/28	1,238,860
Italy Buoni Poliennali Del Tesoro
	2,210,000	1.450		05/15/25	2,572,637
	3,580,000	2.800		12/01/28	4,545,435
	1,750,000	2.950	(a)	09/01/38	2,226,897
	1,000,000	2.800	(a)	03/01/67	1,172,906
Italy Certificati di Credito del Tesoro/CCTS-eu(b) (-1x6M Euribor + 1.850%)
	4,320,000	1.508		01/15/25	5,068,987
Kingdom of Belgium(a)
	580,000	0.800		06/22/27	693,609
	1,020,000	0.900		06/22/29	1,232,186
	910,000	2.150		06/22/66	1,405,079
Portugal Obrigacoes do Tesouro OT(a)
	1,200,000	1.950		06/15/29	1,535,051
Republic of Austria(a)
	450,000	1.500		11/02/86	623,173
	460,000	2.100	(c)	09/20/17	810,938
Republic of Indonesia(a)
	650,000	2.625		06/14/23	783,788
	240,000	2.150		07/18/24	287,211
Spain Government Bond(a)
	2,100,000	3.800		04/30/24	2,753,991
	1,215,000	5.900		07/30/26	1,875,657
	3,250,000	1.500		04/30/27	3,984,923
	1,110,000	3.450		07/30/66	1,977,061

					39,274,362

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Sovereign Debt Obligations – (continued)
Indonesian Rupiah – 0.2%
Republic of Indonesia
IDR	18,441,000,000	8.750%	05/15/31	$ 1,480,460

Israeli Shekel – 0.1%
Israel Government Bond
ILS	2,430,000	2.000	03/31/27	766,707

Japanese Yen – 16.7%
Government of Japan
JPY	171,350,000	0.100	08/01/21	1,582,813
	1,324,200,000	0.100	09/20/21	12,238,140
	1,715,800,000	0.100	11/01/21	15,858,853
	3,171,150,000	0.100	12/01/21	29,315,955
	590,850,000	0.100	09/20/24	5,497,018
	448,000,000	0.100	03/20/29	4,177,980
	1,078,250,000	2.500	09/20/34	13,345,967
	464,050,000	0.400	03/20/39	4,376,177
	921,550,000	0.300	09/20/39	8,521,040
	145,000,000	1.400	09/20/45	1,675,010
	396,650,000	0.400	09/20/49	3,638,133
	202,650,000	0.500	03/20/59	1,908,851
Japanese Government CPI Linked Bond
	1,249,470,768	0.100	03/10/29	11,816,241

				113,952,178

Mexican Peso(d) – 2.3%
Mexico Cetes
MXN	208,487,590	0.000	03/12/20	10,789,419
	9,667,120	0.000	03/05/20	501,775
	9,667,110	0.000	02/27/20	501,736
	70,191,370	0.000	01/30/20	3,663,542

				15,456,472

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Sovereign Debt Obligations – (continued)
Russian Ruble – 0.1%
Russian Federation Bond
RUB	26,160,000	7.050%		01/19/28	$ 445,151

Singapore Dollar – 0.2%
Singapore Government Bond
SGD	2,150,000	2.750		07/01/23	1,658,679

South Korean Won – 1.2%
Inflation Linked Korea Treasury Bond
KRW	7,081,205,557	1.000		06/10/26	6,212,722
Korea Treasury Bond
	2,598,070,000	1.875		06/10/29	2,280,788

					8,493,510

Swedish Krona – 0.4%
Sweden Government Bond
SEK	21,290,000	3.500		06/01/22	2,483,877

Thai Baht – 1.8%
Thailand Government Bond
THB	126,490,000	1.875		06/17/22	4,271,170
	47,730,000	3.625		06/16/23	1,721,185
	170,880,000	2.400		12/17/23	5,930,534

					11,922,889

United States Dollar – 1.8%
Abu Dhabi Government International Bond
	$500,000	3.125	(a)	10/11/27	523,500
	600,000	4.125	(a)	10/11/47	697,875
	1,370,000	4.125		10/11/47	1,593,481
Republic of Indonesia
	970,000	5.875		01/15/24	1,097,919
	200,000	4.125	(a)	01/15/25	214,250
	4,340,000	4.125		01/15/25	4,649,225
	790,000	3.850	(a)	07/18/27	842,091
Republic of Qatar(a)
	1,820,000	5.103		04/23/48	2,338,700

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
United Mexican States(e)
	$200,000	4.500%	01/31/50	$ 216,875

				12,173,916

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS (Cost $238,749,636)				$251,256,903

Corporate Obligations – 32.1%
Aerospace & Defense(e) – 1.1%
General Dynamics Corp.
	$400,000	3.375%	05/15/23	$ 417,880
Northrop Grumman Corp.
	1,700,000	2.930	01/15/25	1,751,425
	2,250,000	3.250	01/15/28	2,345,220
United Technologies Corp.
	800,000	3.650	08/16/23	843,528
	850,000	3.950	08/16/25	927,282
	928,000	4.125	11/16/28	1,044,102

				7,329,437

Agriculture – 0.2%
Altria Group, Inc.(e)
EUR	200,000	3.125	06/15/31	250,467
BAT Capital Corp.(e)
	$450,000	3.222	08/15/24	459,963
	50,000	3.557	08/15/27	51,067
BAT International Finance PLC(a)
	200,000	3.500	06/15/22	205,454
Reynolds American, Inc.
	108,000	3.250	06/12/20	108,479
	150,000	4.000	06/12/22	156,147

				1,231,577

Automotive – 0.2%
General Motors Financial Co., Inc.(e)
	200,000	5.650	01/17/29	227,056
Volkswagen Leasing GmbH
EUR	1,050,000	1.625	08/15/25	1,231,292

				1,458,348

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – 11.1%
AIB Group PLC(a)(b)(e)(3M USD LIBOR + 1.874%)
	$1,050,000	4.263%		04/10/25	$ 1,111,456
Banco Bilbao Vizcaya Argentaria SA
EUR	600,000	0.750		09/11/22	684,253
Banco de Sabadell SA
	400,000	0.875		03/05/23	454,145
Banco Santander SA
	$800,000	2.706		06/27/24	810,744
	400,000	3.306		06/27/29	412,548
Bank of America Corp.
	1,450,000	4.125		01/22/24	1,558,793
	150,000	3.875		08/01/25	161,384
	750,000	5.875		02/07/42	1,063,718
Barclays PLC(e)
	900,000	3.684		01/10/23	922,509
(3M USD LIBOR + 1.400%)
	800,000	4.610	(b)	02/15/23	835,176
BNP Paribas SA
	1,450,000	3.375	(a)	01/09/25	1,505,433
	1,250,000	3.375		01/09/25	1,297,787
(3M Euribor + 1.800%)
EUR	1,100,000	2.125	(b)(e)	01/23/27	1,347,041
(5 Year USD Swap + 1.483%)
	$950,000	4.375	(a)(b)(e)	03/01/33	1,025,953
(5 Year USD Swap + 4.149%)
	400,000	6.625	(a)(b)(e)	12/31/99	433,288
BPCE SA(a)
	2,350,000	4.000		09/12/23	2,480,213
CaixaBank SA
EUR	400,000	1.125		05/17/24	464,029
Citigroup, Inc.(e)
GBP	600,000	2.750		01/24/24	831,510
Commerzbank AG
EUR	550,000	4.000		03/23/26	694,835
Commonwealth Bank of Australia(a)(b)(e) (5 Year CMT + 2.050%)
	$1,000,000	3.610		09/12/34	1,010,540
Cooperatieve Rabobank UA
EUR	550,000	3.875		07/25/23	694,891

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Credit Agricole SA(a)
	$800,000	3.375%		01/10/22	$ 818,584
	300,000	3.750		04/24/23	313,590
Credit Suisse Group AG(a)(b)(e)
(3M USD LIBOR + 1.410%)
	950,000	3.869		01/12/29	1,014,306
(SOFR + 1.560%)
	1,550,000	2.593		09/11/25	1,553,782
Deutsche Bank AG
	2,400,000	2.700		07/13/20	2,401,776
	100,000	3.125		01/13/21	100,431
Dexia Credit Local SA
GBP	5,900,000	1.125		06/15/22	7,842,726
HSBC Holdings PLC
	$200,000	4.250		08/18/25	214,198
(3M USD LIBOR + 1.211%)
	1,950,000	3.803	(b)(e)	03/11/25	2,046,720
JPMorgan Chase & Co.(b)(e)
(3M USD LIBOR + 1.000%)
	2,050,000	4.023		12/05/24	2,185,628
(3M USD LIBOR + 1.360%)
	950,000	3.882		07/24/38	1,051,356
KBC Group NV
EUR	800,000	0.750		10/18/23	915,738
Kreditanstalt fuer Wiederaufbau(f)
AUD	3,000,000	6.000		08/20/20	2,170,028
EUR	3,340,000	0.000	(d)	12/15/22	3,790,611
	5,800,000	0.375		03/15/23	6,660,439
	3,000,000	0.625		01/07/28	3,539,042
Macquarie Group Ltd.(a)(b)(e) (3M USD LIBOR + 1.372%)
	$300,000	3.763		11/28/28	313,602
Mitsubishi UFJ Financial Group, Inc.
	750,000	3.751		07/18/39	820,155
Morgan Stanley, Inc.
	50,000	3.875		04/29/24	53,175
	1,700,000	3.700		10/23/24	1,804,635
	300,000	4.000		07/23/25	324,519
(-1x3M Euribor + 0.753%)
EUR	550,000	0.637	(b)(e)	07/26/24	626,312
(SOFR + 1.152%)
	$1,300,000	2.720	(b)(e)	07/22/25	1,318,408

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Royal Bank of Scotland Group PLC
	$200,000	3.875%		09/12/23	$ 209,314
(3M Euribor + 1.080%)
EUR	550,000	1.750	(b)(e)	03/02/26	646,998
(3M USD LIBOR + 1.480%)
	$1,200,000	3.498	(b)(e)	05/15/23	1,229,016
(3M USD LIBOR + 1.550%)
	900,000	4.519	(b)(e)	06/25/24	955,593
(5 Year CMT + 2.100%)
	400,000	3.754	(b)(e)	11/01/29	408,000
Santander UK PLC
	1,700,000	2.875		06/18/24	1,736,533
Societe Generale SA
EUR	1,700,000	1.750		03/22/29	2,051,051
The Huntington National Bank(e)
	$1,950,000	3.250		05/14/21	1,982,136
The PNC Financial Services Group, Inc.(e)
	600,000	3.500		01/23/24	632,454
Wells Fargo Bank NA(e)
	2,600,000	3.550		08/14/23	2,723,864
Westpac Banking Corp.(b)(e) (5 Year CMT + 2.000%)
	1,000,000	4.110		07/24/34	1,049,290

					75,304,256

Beverages(e) – 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
	750,000	4.900		02/01/46	890,377
Anheuser-Busch InBev Worldwide, Inc.
	500,000	4.150		01/23/25	544,135
	2,300,000	4.750		01/23/29	2,666,298
	700,000	4.600		04/15/48	796,943
Bacardi Ltd.(a)
	1,200,000	4.700		05/15/28	1,308,936
Constellation Brands, Inc.
	1,500,000	3.200		02/15/23	1,539,855

					7,746,544

Chemicals – 0.8%
CNAC HK Finbridge Co. Ltd.
	630,000	3.125		06/19/22	635,594
	410,000	4.625		03/14/23	430,756

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
DuPont de Nemours, Inc.(e)
	$600,000	4.493%		11/15/25	$ 660,240
	1,200,000	4.725		11/15/28	1,360,656
Sasol Financing International Ltd.
	560,000	4.500		11/14/22	578,550
Sasol Financing USA LLC(e)
	200,000	5.875		03/27/24	216,688
Syngenta Finance NV(a)(e)
	750,000	4.441		04/24/23	779,107
	600,000	4.892		04/24/25	643,746
	200,000	5.182		04/24/28	215,496
	200,000	5.676		04/24/48	208,292

					5,729,125

Commercial Services – 0.1%
Global Payments, Inc.(e)
	300,000	3.200		08/15/29	305,520
Societa Iniziative Autostradali e Servizi SpA
EUR	550,000	3.375		02/13/24	679,122

					984,642

Computers(e) – 0.3%
Apple, Inc.
	$400,000	2.950		09/11/49	389,760
Dell International LLC/EMC Corp.(a)
	600,000	6.020		06/15/26	692,268
	950,000	4.900		10/01/26	1,045,561

					2,127,589

Diversified Financial Services – 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	1,400,000	3.500	(e)	05/26/22	1,438,010
	2,149,000	4.625		07/01/22	2,269,602
Air Lease Corp.(e)
	1,150,000	3.250		03/01/25	1,185,340
Avolon Holdings Funding Ltd.(a)(e)
	400,000	3.950		07/01/24	417,324
GE Capital International Funding Co.
	1,350,000	3.373		11/15/25	1,405,201
	700,000	4.418		11/15/35	746,690

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Huarong Finance 2019 Co. Ltd.
	$380,000	3.750%		05/29/24	$ 389,015
Huarong Finance II Co. Ltd.
	370,000	5.000		11/19/25	403,300
	200,000	4.625		06/03/26	212,688
	200,000	4.875		11/22/26	215,875

					8,683,045

Electrical – 0.4%
Ameren Corp.(e)
	150,000	2.500		09/15/24	151,175
Electricite de France SA(a)(e)
	1,450,000	4.500		09/21/28	1,609,572
innogy Finance B.V.
GBP	250,000	6.125		07/06/39	508,603
Sempra Energy(e)
	$700,000	3.400		02/01/28	725,620

					2,994,970

Engineering & Construction(e) – 0.2%
Mexico City Airport Trust
	540,000	3.875	(a)	04/30/28	552,994
	200,000	5.500	(a)	10/31/46	206,625
	430,000	5.500	(a)	07/31/47	444,378
	200,000	5.500		07/31/47	206,687

					1,410,684

Food & Drug Retailing(e) – 0.0%
Kraft Heinz Foods Co.
	80,000	2.800		07/02/20	80,160

Healthcare Providers & Services(e) – 1.0%
DH Europe Finance II S.a.r.l.
EUR	500,000	0.450		03/18/28	554,277
	$250,000	2.600		11/15/29	249,275
EUR	800,000	0.750		09/18/31	876,146

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(e) – (continued)
Medtronic Global Holdings SCA
EUR	1,500,000	0.375%	03/07/23	$ 1,701,597
	400,000	0.250	07/02/25	449,977
	500,000	1.625	03/07/31	615,325
	800,000	1.000	07/02/31	923,985
	300,000	2.250	03/07/39	382,625
	150,000	1.500	07/02/39	168,196
Thermo Fisher Scientific, Inc.
	500,000	0.500	03/01/28	554,557
	450,000	0.875	10/01/31	496,527

				6,972,487

Insurance – 0.6%
Aviva PLC(b)(e)
(5 Year EUR Swap + 5.130%)
	450,000	6.125	07/05/43	593,927
(5 Year UK Government Bond + 2.850%)
GBP	450,000	6.125	11/14/36	723,343
AXA SA(b)(e) (3M Euribor + 3.200%)
EUR	550,000	3.250	05/28/49	702,930
Chubb INA Holdings, Inc.(e)
	100,000	0.875	06/15/27	114,315
	400,000	1.550	03/15/28	477,956
	550,000	1.400	06/15/31	644,530
MetLife, Inc.
	$500,000	4.368	09/15/23	542,040
	110,000	3.600	04/10/24	117,470

				3,916,511

Internet(a)(e) – 0.2%
Expedia Group, Inc.
	1,150,000	3.250	02/15/30	1,108,290

Lodging(e) – 0.2%
Marriott International, Inc.
	1,500,000	4.650	12/01/28	1,695,135

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital(e)
	$150,000	3.579%		07/23/20	$ 150,964
	900,000	4.500		02/01/24	968,040
	3,400,000	4.908		07/23/25	3,746,392
	650,000	4.800		03/01/50	685,945
Comcast Corp.
	1,000,000	3.700	(e)	04/15/24	1,065,590
	750,000	3.950	(e)	10/15/25	818,325
	800,000	5.650		06/15/35	1,044,240
Fox Corp.(a)(e)
	200,000	4.030		01/25/24	213,038
Time Warner Cable LLC
	450,000	5.000		02/01/20	450,855
	100,000	4.125	(e)	02/15/21	101,607

					9,244,996

Mining(a) – 0.3%
Glencore Funding LLC
	1,400,000	4.125		05/30/23	1,461,376
	650,000	4.125	(e)	03/12/24	680,869

					2,142,245

Miscellaneous Manufacturing – 0.1%
General Electric Co.
	100,000	2.700		10/09/22	101,259
	300,000	3.100		01/09/23	306,471
	300,000	6.750		03/15/32	384,672

					792,402

Multi-National – 0.6%
European Investment Bank
EUR	3,400,000	0.875		01/14/28	4,090,164

Oil Field Services – 1.0%
BP Capital Markets America, Inc.(e)
	$2,100,000	3.790		02/06/24	2,233,182
BP Capital Markets PLC
	250,000	3.814		02/10/24	266,780
Devon Energy Corp.(e)
	100,000	5.850		12/15/25	118,531

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Gazprom PJSC Via Gaz Capital SA
	$310,000	5.150	%(a)	02/11/26	$ 345,262
	210,000	5.150		02/11/26	233,888
	240,000	8.625	(g)	04/28/34	359,925
	310,000	7.288		08/16/37	433,903
Occidental Petroleum Corp.
	600,000	5.550	(e)	03/15/26	680,826
	200,000	3.200	(e)	08/15/26	202,182
	150,000	3.500	(e)	08/15/29	152,865
	350,000	6.450		09/15/36	428,715
Petroleos Mexicanos
EUR	500,000	5.125		03/15/23	625,523
	$210,000	6.500		03/13/27	222,490
Reliance Industries Ltd.(a)
	260,000	3.667		11/30/27	269,263
Total Capital International SA(e)
	350,000	3.461		07/12/49	368,987

					6,942,322

Pharmaceuticals(e) – 2.6%
AbbVie, Inc.
	300,000	3.750		11/14/23	315,681
	1,350,000	2.600	(a)	11/21/24	1,361,259
	1,350,000	2.950	(a)	11/21/26	1,371,816
	200,000	4.250		11/14/28	221,532
	1,350,000	3.200	(a)	11/21/29	1,376,190
	550,000	4.050	(a)	11/21/39	576,417
	1,650,000	4.250	(a)	11/21/49	1,745,964
Bayer US Finance II LLC(a)
	750,000	3.875		12/15/23	787,395
	1,000,000	4.250		12/15/25	1,078,380
	550,000	4.375		12/15/28	600,198
Becton Dickinson & Co.
	1,600,000	2.894		06/06/22	1,625,488
	3,275,000	3.363		06/06/24	3,408,718
Cigna Corp.
	1,050,000	3.750		07/15/23	1,101,660
	600,000	4.900		12/15/48	715,872

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(e) – (continued)
CVS Health Corp.
$550,000	2.800%	07/20/20	$ 551,942
650,000	5.050	03/25/48	769,333

			17,607,845

Pipelines – 1.1%
Abu Dhabi Crude Oil Pipeline LLC(a)
1,260,000	4.600	11/02/47	1,455,300
Energy Transfer Operating LP(e)
250,000	5.250	04/15/29	281,095
Enterprise Products Operating LLC(e)
700,000	2.850	04/15/21	707,469
500,000	3.750	02/15/25	533,515
200,000	4.150	10/16/28	220,958
EQM Midstream Partners LP(e)
550,000	4.750	07/15/23	551,771
MPLX LP(e)
250,000	4.500	04/15/38	254,395
150,000	5.500	02/15/49	169,686
Plains All American Pipeline LP/PAA Finance Corp.(e)
50,000	4.700	06/15/44	48,609
Sabine Pass Liquefaction LLC(e)
1,500,000	5.625	03/01/25	1,684,305
Sunoco Logistics Partners Operations LP(e)
350,000	5.300	04/01/44	369,551
The Williams Cos., Inc.(e)
550,000	3.600	03/15/22	564,877
450,000	3.900	01/15/25	472,896
Western Midstream Operating LP(e)
250,000	4.750	08/15/28	248,780
50,000	5.450	04/01/44	44,037
50,000	5.300	03/01/48	43,379

			7,650,623

Real Estate Investment Trust(e) – 1.0%
Alexandria Real Estate Equities, Inc.
500,000	3.375	08/15/31	520,685
American Tower Corp.
450,000	3.300	02/15/21	455,980
400,000	3.800	08/15/29	427,248

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(e) – (continued)
Healthpeak Properties, Inc.
	$200,000	3.250%	07/15/26	$ 207,500
Logicor Financing S.a.r.l.
EUR	600,000	2.250	05/13/25	720,663
	550,000	3.250	11/13/28	690,986
Ventas Realty LP/Ventas Capital Corp.
	$200,000	3.250	08/15/22	205,252
VEREIT Operating Partnership LP
	900,000	4.625	11/01/25	985,581
WEA Finance LLC(a)
	700,000	3.500	06/15/29	726,089
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
	400,000	3.750	09/17/24	420,568
WPC Eurobond B.V.
EUR	1,200,000	1.350	04/15/28	1,331,503

				6,692,055

Retailing(e) – 0.5%
Dollar Tree, Inc.
	$650,000	4.000	05/15/25	694,506
	950,000	4.200	05/15/28	1,019,388
Lowe’s Cos., Inc.
	1,550,000	3.650	04/05/29	1,654,547

				3,368,441

Savings & Loans(a)(b)(e) – 0.1%
Nationwide Building Society
(3M USD LIBOR + 1.181%)
	200,000	3.622	04/26/23	205,428
(3M USD LIBOR + 1.855%)
	500,000	3.960	07/18/30	536,340

				741,768

Semiconductors – 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd.(e)
	500,000	3.000	01/15/22	507,380

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors – (continued)
Broadcom, Inc.(a)
	$1,850,000	3.125%		10/15/22	$ 1,886,057
	1,850,000	3.625	(e)	10/15/24	1,920,633
	1,850,000	4.250	(e)	04/15/26	1,968,566

					6,282,636

Software(e) – 0.6%
Fidelity National Information Services, Inc.
EUR	400,000	0.750		05/21/23	457,945
GBP	250,000	2.602		05/21/25	346,966
EUR	550,000	0.625		12/03/25	621,081
	650,000	1.500		05/21/27	770,948
Fiserv, Inc.
	$650,000	3.200		07/01/26	674,017
	850,000	3.500		07/01/29	893,656

					3,764,613

Supranational(f) – 0.2%
European Financial Stability Facility
EUR	900,000	1.375		05/31/47	1,182,412

Telecommunication Services – 2.8%
AT&T, Inc.(e)
	$2,000,000	2.800		02/17/21	2,017,580
	1,450,000	3.200		03/01/22	1,484,350
	250,000	3.000		06/30/22	255,378
	300,000	3.950		01/15/25	321,135
	150,000	3.400		05/15/25	157,190
	1,600,000	4.100		02/15/28	1,739,504
	1,600,000	4.350		03/01/29	1,776,912
EUR	600,000	1.800		09/14/39	642,505
	$100,000	4.350		06/15/45	107,611
	100,000	4.850		07/15/45	114,292
	600,000	4.500		03/09/48	663,120

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
British Telecommunications PLC(e)
	$850,000	5.125%	12/04/28	$ 976,063
Deutsche Telekom International Finance B.V.(a)(e)
	500,000	2.485	09/19/23	504,175
	1,300,000	4.375	06/21/28	1,446,692
Telefonica Emisiones SA(e)
EUR	500,000	1.788	03/12/29	608,034
Verizon Communications, Inc.
	$350,000	2.625	08/15/26	355,464
	3,084,000	4.329	09/21/28	3,494,172
	650,000	5.012	04/15/49	830,291
Vodafone Group PLC
	1,550,000	3.750	01/16/24	1,636,567

				19,131,035

Trading Companies & Distributors(e) – 0.1%
Blackstone Property Partners Europe Holdings S.a.r.l.
EUR	450,000	2.200	07/24/25	537,363

TOTAL CORPORATE OBLIGATIONS (Cost $211,414,508)				$218,943,720

Asset-Backed Securities(b) – 6.5%
Collateralized Loan Obligations(a) – 3.5%
Catamaran CLO Ltd. Series 2013-1A, Class AR (3M USD LIBOR + 0.850%)
	$3,800,000	2.786%	01/27/28	$ 3,782,254
GoldentTree Loan Management US CLO 1 Ltd. Series 2017-1A, Class A (3M USD LIBOR + 1.220%)
	4,650,000	3.186	04/20/29	4,650,107
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1R (3M USD LIBOR + 1.130%)
	886,639	3.133	04/18/26	886,393
Madison Park Funding XII Ltd. Series 2014-12A, Class AR (3M USD LIBOR + 1.260%)
	1,690,947	3.226	07/20/26	1,691,808
Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
	5,300,000	2.751	04/15/29	5,260,695
Magnetite XXIV Ltd. Series 2019-24A, Class A (3M USD LIBOR + 1.330%)
	1,400,000	3.237	01/15/33	1,399,975
OFSI Fund VII Ltd. Series 2014-7A, Class AR (3M USD LIBOR + 0.900%)
	941,520	2.903	10/18/26	941,620

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Collateralized Loan Obligations(a) – (continued)
Trinitas CLO II Ltd. Series 2014-2A, Class A1R (3M USD LIBOR + 1.180%)
$496,193	3.181%	07/15/26	$ 496,896
Tryon Park CLO Ltd. Series 2013-1A, Class A1SR (3M USD LIBOR + 0.890%)
3,700,000	2.891	04/15/29	3,698,165
WhiteHorse VIII Ltd. Series 2014-1A, Class AR (3M USD LIBOR + 0.900%)
1,226,455	2.809	05/01/26	1,226,857

			24,034,770

Home Equity – 0.0%
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 1A1
2,414	7.000	09/25/37	2,410
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 2A1
46,581	7.000	09/25/37	48,148

			50,558

Other(a) – 0.1%
Mill City Mortgage Loan Trust Series 2017-2, Class A3
584,220	2.884	07/25/59	588,208

Student Loans – 2.9%
ECMC Group Student Loan Trust Series 2017-1A, Class A(a) (1M USD LIBOR + 1.200%)
5,280,271	2.992	12/27/66	5,280,265
Educational Services of America, Inc. Series 2015-2, Class A(a) (1M USD LIBOR + 1.000%)
978,770	2.792	12/25/56	981,202
Higher Education Funding I Series 2014-1, Class A(a) (3M USD LIBOR + 1.050%)
3,313,968	2.960	05/25/34	3,313,957
Knowledgeworks Foundation Student Loan Series 2010-1, Class A (3M USD LIBOR + 0.950%)
322,547	2.860	02/25/42	320,830
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A3 (1M USD LIBOR + 1.050%)
1,200,000	2.815	07/20/43	1,194,009
Navient Student Loan Trust Series 2017-2A, Class A(a) (1M USD LIBOR + 1.050%)
4,970,238	2.842	12/27/66	4,965,532
Nelnet Student Loan Trust Series 2011-1A, Class A(a) (1M USD LIBOR + 0.850%)
193,953	2.642	02/25/48	195,042
PHEAA Student Loan Trust Series 2016-1A, Class A(a) (1M USD LIBOR + 1.150%)
2,503,912	2.942	09/25/65	2,503,908

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Student Loans – (continued)
Scholar Funding Trust Series 2010-A, Class A(a) (3M USD LIBOR + 0.750%)
$637,197	2.686%	10/28/41	$ 634,894

			19,389,639

TOTAL ASSET-BACKED SECURITIES (Cost $44,040,814)			$ 44,063,175

Mortgage-Backed Obligations – 28.1%
Collateralized Mortgage Obligations – 2.3%
Interest Only(h) – 0.6%
FHLMC REMIC Series 3852, Class SW(b) (-1x1M USD LIBOR + 6.000%)
$404,982	4.260%	05/15/41	$ 63,332
FHLMC REMIC Series 4314, Class SE(b) (-1x1M USD LIBOR + 6.050%)
342,449	4.310	03/15/44	54,896
FHLMC REMIC Series 4320, Class SD(b) (-1x1M USD LIBOR + 6.100%)
249,675	4.360	07/15/39	41,975
FHLMC REMIC Series 4583, Class ST(b) (-1x1M USD LIBOR + 6.000%)
1,166,417	4.260	05/15/46	201,512
FHLMC REMIC Series 4792, Class SA(b) (-1x1M USD LIBOR + 6.200%)
1,089,902	4.460	05/15/48	161,675
FHLMC REMIC Series 4936, Class ES(b) (-1x1M USD LIBOR + 6.000%)
349,664	4.260	12/25/49	55,340
FHLMC STRIPS Series 304, Class C45
267,491	3.000	12/15/27	17,595
FNMA REMIC Series 2011-124, Class SC(b) (-1x1M USD LIBOR + 6.550%)
364,439	4.758	12/25/41	65,767
FNMA REMIC Series 2012-5, Class SA(b) (-1x1M USD LIBOR + 5.950%)
522,673	4.158	02/25/42	84,787
FNMA REMIC Series 2014-6, Class SA(b) (-1x1M USD LIBOR + 6.600%)
425,115	4.808	02/25/44	78,691
FNMA REMIC Series 2015-34, Class LS(b) (-1x1M USD LIBOR + 6.100%)
1,490,115	4.308	06/25/45	270,037
FNMA REMIC Series 2018-38, Class SG(b) (-1x1M USD LIBOR + 6.200%)
374,558	4.408	06/25/48	54,350

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(h) – (continued)
GNMA REMIC Series 2010-101, Class S(b) (-1x1M USD LIBOR + 6.000%)
$804,537	4.235%	08/20/40	$ 137,353
GNMA REMIC Series 2010-20, Class SE(b) (-1x1M USD LIBOR + 6.250%)
614,672	4.485	02/20/40	115,112
GNMA REMIC Series 2013-124, Class CS(b) (-1x1M USD LIBOR + 6.050%)
655,650	4.285	08/20/43	119,515
GNMA REMIC Series 2013-134, Class DS(b) (-1x1M USD LIBOR + 6.100%)
133,142	4.335	09/20/43	23,929
GNMA REMIC Series 2013-152, Class SG(b) (-1x1M USD LIBOR + 6.150%)
237,831	4.385	06/20/43	42,229
GNMA REMIC Series 2013-152, Class TS(b) (-1x1M USD LIBOR + 6.100%)
227,952	4.335	06/20/43	39,680
GNMA REMIC Series 2013-181, Class SA(b) (-1x1M USD LIBOR + 6.100%)
777,811	4.335	11/20/43	143,272
GNMA REMIC Series 2014-117, Class SJ(b) (-1x1M USD LIBOR + 5.600%)
1,876,125	3.835	08/20/44	297,036
GNMA REMIC Series 2014-132, Class SL(b) (-1x1M USD LIBOR + 6.100%)
536,907	4.335	10/20/43	69,195
GNMA REMIC Series 2014-133, Class BS(b) (-1x1M USD LIBOR + 5.600%)
277,383	3.835	09/20/44	43,258
GNMA REMIC Series 2014-158, Class SA(b) (-1x1M USD LIBOR + 5.600%)
889,844	3.860	10/16/44	142,894
GNMA REMIC Series 2015-110, Class MS(b) (-1x1M USD LIBOR + 5.710%)
1,561,360	3.945	08/20/45	237,746
GNMA REMIC Series 2015-111, Class IM
751,675	4.000	08/20/45	99,546
GNMA REMIC Series 2015-123, Class SP(b) (-1x1M USD LIBOR + 6.250%)
387,071	4.485	09/20/45	65,896
GNMA REMIC Series 2015-129, Class IC
312,809	4.500	09/16/45	57,673
GNMA REMIC Series 2015-167, Class AS(b) (-1x1M USD LIBOR + 6.250%)
272,660	4.485	11/20/45	43,538

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(h) – (continued)
GNMA REMIC Series 2015-168, Class SD(b) (-1x1M USD LIBOR + 6.200%)
$184,744	4.435%	11/20/45	$ 33,504
GNMA REMIC Series 2015-57, Class AS(b) (-1x1M USD LIBOR + 5.600%)
1,274,402	3.835	04/20/45	184,159
GNMA REMIC Series 2016-1, Class ST(b) (-1x1M USD LIBOR + 6.200%)
349,880	4.435	01/20/46	55,795
GNMA REMIC Series 2016-138, Class GI
822,969	4.000	10/20/46	118,200
GNMA REMIC Series 2016-27, Class IA
464,441	4.000	06/20/45	51,729
GNMA REMIC Series 2018-72, Class IB
963,708	4.000	04/20/46	148,289
GNMA REMIC Series 2019-110, Class SD(b) (-1x1M USD LIBOR + 6.100%)
1,280,103	4.335	09/20/49	193,565
GNMA REMIC Series 2019-110, Class SE(b) (-1x1M USD LIBOR + 6.100%)
1,353,372	4.335	09/20/49	195,177
GNMA REMIC Series 2019-128, Class IO
895,095	4.000	10/20/49	145,246
GNMA REMIC Series 2019-129, Class AI
1,193,087	3.500	10/20/49	207,711
GNMA REMIC Series 2019-98, Class SC(b) (-1x1M USD LIBOR + 6.050%)
1,485,654	4.285	08/20/49	230,936

			4,392,140

Sequential Fixed Rate – 0.2%
FNMA REMIC Series 2011-52, Class GB
392,668	5.000	06/25/41	435,178
FNMA REMIC Series 2011-99, Class DB
371,206	5.000	10/25/41	410,671
FNMA REMIC Series 2012-111, Class B
42,602	7.000	10/25/42	49,647
FNMA REMIC Series 2012-153, Class B
181,288	7.000	07/25/42	215,967

			1,111,463

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – 1.5%
Countrywide Alternative Loan Trust Series 2005-38, Class A1 (12M MTA + 1.500%)
	$77,408	3.739%	09/25/35	$ 76,420
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1 (1M USD LIBOR + 0.210%)
	246,531	1.975	03/20/46	228,381
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB5, Class 2A1
	28,154	4.177	04/20/35	27,279
Harben Finance PLC Series 2017-1X, Class A (3M GBP LIBOR + 0.800%)
GBP	830,200	1.602	08/20/56	1,100,035
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
	$337,560	4.453	08/19/36	316,430
London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
GBP	862,089	1.639	11/15/49	1,141,008
Residential Accredit Loans, Inc. Series 2005-QO5, Class A1 (12M MTA + 1.000%)
	$535,047	3.239	01/25/46	494,458
Ripon Mortgages PLC Series 1X, Class A1 (3M GBP LIBOR + 0.800%)
GBP	357,540	1.602	08/20/56	473,577
Ripon Mortgages PLC Series 1X, Class A2 (3M GBP LIBOR + 0.800%)
	3,144,893	1.602	08/20/56	4,165,541
Sequoia Mortgage Trust Series 2004-10, Class A3A (6M USD LIBOR + 0.660%)
	$64,251	2.635	11/20/34	62,286
Tower Bridge Funding No. 2 PLC, Class A (3M GBP LIBOR + 0.900%)
GBP	884,626	1.698	03/20/56	1,172,549
Tower Bridge Funding No.1 PLC, Class A (3M GBP LIBOR + 1.000%)
	529,989	1.798	03/20/56	703,101

				9,961,065

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 15,464,668

Federal Agencies – 25.8%
FHLMC – 0.0%
	$2,426	5.000%	01/01/33	$ 2,670
	381	5.000	06/01/33	419
	4,173	5.000	07/01/33	4,590
	5,201	5.000	08/01/33	5,722
	804	5.000	10/01/33	884
	2,617	5.000	11/01/33	2,878
	1,254	5.000	12/01/33	1,379
	3,978	5.000	02/01/34	4,383
	1,617	5.000	03/01/34	1,793
	2,714	5.000	04/01/34	3,007
	4,263	5.000	05/01/34	4,690
	63,404	5.000	06/01/34	69,799
	924	5.000	11/01/34	1,024
	17,220	5.000	04/01/35	18,942
	727	5.000	11/01/35	800

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$7,483	5.000%	02/01/37		$ 8,280
279	5.000	11/01/37		309
23,166	5.000	01/01/40		25,556
14,882	4.000	06/01/40		15,958
129,642	4.000	02/01/41		138,910
9,147	4.000	11/01/41		9,806

				321,799

GNMA – 9.9%
500,197	4.000	11/20/44		528,776
46,400	4.000	05/20/45		48,921
1,160,322	4.000	07/20/45		1,222,627
844,854	4.000	01/20/46		888,635
464,375	4.500	02/20/48		491,959
155,525	4.500	03/20/48		164,472
614,050	4.500	04/20/48		648,415
1,452,771	4.500	05/20/48		1,531,235
1,946,145	4.500	08/20/48		2,048,976
8,439,743	4.500	09/20/48		8,879,750
1,256,881	5.000	09/20/48		1,333,001
1,452,528	5.000	10/20/48		1,538,908
1,943,929	5.000	11/20/48		2,057,710
928,656	5.000	12/20/48		981,487
11,201,906	4.500	01/20/49		11,738,661
5,189,382	5.000	01/20/49		5,479,338
22,000,000	3.000	TBA-30yr	(i)	22,598,622
5,000,000	5.000	TBA-30yr	(i)	5,265,625

				67,447,118

UMBS – 9.3%
420,298	5.000	06/01/23		448,813
80,915	5.000	01/01/24		86,408
75,925	5.000	01/01/25		81,077
306,363	4.500	07/01/36		332,803
28,785	4.500	12/01/36		31,270
32,288	4.500	05/01/38		35,182
21,466	4.500	05/01/39		23,410
13,722	4.500	06/01/39		14,964
8,461	4.500	08/01/39		9,227
14,464	4.500	09/01/39		15,761
19,732	4.500	10/01/39		21,502
7,815	4.500	03/01/40		8,516
116,526	4.500	04/01/40		126,584
9,256	4.500	12/01/40		10,054
116,851	4.500	01/01/41		126,937
34,820	4.500	04/01/41		37,825
57,001	4.500	06/01/41		61,921
47,148	4.500	07/01/41		51,217
71,554	4.500	08/01/41		77,601
220,009	4.500	09/01/41		238,996
168,743	4.500	10/01/41		183,306
150,378	4.500	11/01/41		163,356
102,666	4.500	12/01/41		111,526
95,975	4.500	01/01/42		104,257
9,118	4.500	03/01/42		10,006
39,542	4.500	04/01/42		43,018
92,138	3.000	12/01/42		95,451

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$224,698	3.000%	01/01/43	$ 232,779
281,051	3.000	04/01/43	291,157
658,623	4.500	06/01/45	711,424
3,364,519	4.500	11/01/47	3,606,121
6,922,186	4.000	01/01/48	7,360,001
850,834	4.500	09/01/48	920,972
601,131	5.000	11/01/48	658,599
5,616,354	4.000	01/01/49	5,962,803
999,901	3.000	05/01/49	1,014,032
7,000,004	3.000	06/01/49	7,100,681
999,900	3.000	07/01/49	1,014,281
5,000,002	3.000	09/01/49	5,071,914
999,997	3.000	10/01/49	1,014,380
10,226,005	5.000	10/01/49	10,939,064
1,999,800	2.500	12/01/49	1,977,878
11,999,997	3.000	12/01/49	12,172,586
1,000,000	2.500	01/01/50	989,038

			63,588,698

UMBS, 30 Year, Single Family(i) – 6.6%
1,000,000	2.500	TBA-30yr	988,451
14,000,000	3.000	TBA-30yr	14,196,977
17,000,000	4.000	TBA-30yr	17,683,840
11,000,000	5.000	TBA-30yr	11,759,688

			44,628,956

TOTAL FEDERAL AGENCIES			$175,986,571

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $190,633,843)			$191,451,239

Agency Debenture – 0.4%
FHLMC
$1,800,000	6.750%	03/15/31	$ 2,604,618
(Cost $2,258,037)

Municipal Debt Obligation(b)(e) – 0.4%
New Hampshire – 0.4%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3(3M USD LIBOR + 0.000%)
$2,624,837	2.790%	10/25/37	$ 2,606,847
(Cost $2,603,732)

Shares	Dividend Rate		Value

Investment Company(j) – 1.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares
12,939,266	1.638%		$ 12,939,266
(Cost $12,939,266)

TOTAL INVESTMENTS – 106.3% (Cost $702,639,836)			$723,865,768

LIABILITIES IN EXCESS OF OTHER ASSETS – (6.3)%			(42,843,036)

NET ASSETS – 100.0%			$681,022,732

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2019.

(c)	Actual maturity date is September 20, 2117.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Guaranteed by a foreign government until maturity.

(g)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2019.

(h)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(i)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $72,493,203 which represents approximately 10.6% of the Fund’s net assets as of December 31, 2019.

(j)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
CPI	— Consumer Price Index
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GMAC	— General Motors Acceptance Corporation
GNMA	— Government National Mortgage Association
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTA	— Monthly Treasury Average
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	RUB	565,012,847	USD	8,817,391	01/27/20	$254,587
	USD	294,418	KRW	339,846,559	02/25/20	93
	EUR	172,995	CAD	252,976	03/18/20	137
	USD	215,938	BRL	868,285	02/04/20	319
	USD	1,268,491	CLP	950,191,998	01/21/20	4,473
	BRL	35,146,145	USD	8,555,939	01/03/20	179,897
	NZD	3,865,785	USD	2,558,178	03/18/20	47,222
	AUD	661,453	EUR	412,174	03/18/20	464
	USD	2,021,667	TRY	12,147,107	03/18/20	19,650
	CAD	593,029	CHF	439,138	03/18/20	525
	USD	4,078,594	INR	290,284,040	01/21/20	10,625
	HUF	207,040,657	EUR	623,473	03/18/20	1,652
	MXN	135,547,073	USD	6,917,007	03/18/20	168,949
	NOK	57,139,859	EUR	5,628,076	03/18/20	165,858
	INR	91,866,742	USD	1,280,658	01/21/20	6,740
	CNH	40,002,207	USD	5,697,730	03/18/20	38,397
	USD	453,598	COP	1,488,613,446	02/04/20	1,330
	GBP	339,097	USD	448,680	03/18/20	1,458
	CAD	1,791,160	EUR	1,220,044	03/18/20	4,468
	AUD	3,942,588	USD	2,726,176	03/18/20	45,912
	ZAR	10,418,167	USD	727,154	03/18/20	9,037
	USD	456,800	MXN	8,705,813	03/18/20	1,688
	EUR	404,750	HUF	133,521,398	03/18/20	1,945
	JPY	49,245,213	USD	452,724	03/18/20	2,527
	IDR	2,993,688,637	USD	213,530	01/21/20	2,538
	ILS	4,208,373	USD	1,212,271	03/18/20	11,598
	NZD	694,285	CAD	603,494	03/18/20	3,052
	CHF	441,822	JPY	49,292,742	03/18/20	3,385
	BRL	9,585,410	USD	2,356,645	02/04/20	23,678
	KRW	5,209,554,154	USD	4,403,073	02/25/20	108,680
	INR	428,643,413	USD	5,949,342	02/03/20	50,202
	COP	5,514,839,178	USD	1,645,973	02/04/20	29,535
	CAD	5,994,229	USD	4,564,781	03/18/20	52,577
	EUR	12,451,131	USD	13,939,478	02/20/20	70,774
	CHF	1,814,530	GBP	1,416,320	03/18/20	5,279
	PLN	30,131,756	USD	7,807,443	03/18/20	136,253
	CZK	11,693,550	USD	509,600	01/13/20	6,223
	CHF	2,331,973	EUR	2,133,916	03/18/20	17,632
	SGD	3,684,211	USD	2,719,721	03/18/20	21,690
	SEK	4,306,422	USD	454,142	03/18/20	7,371
	EUR	6,546,474	USD	7,320,115	03/18/20	59,235
	CAD	1,235,000	USD	941,045	01/30/20	10,170
	CHF	887,320	USD	908,116	03/18/20	13,854
	GBP	575,000	USD	744,844	02/12/20	17,714
	HUF	1,018,077,636	USD	3,426,140	03/18/20	37,819
	CZK	177,560,698	USD	7,738,337	03/18/20	95,582
	NOK	91,553,892	USD	10,012,135	03/18/20	418,635

TOTAL						$2,171,429

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	655,077	CAD	599,783	03/18/20	$(1,420)
	AUD	1,089,499	NOK	6,754,209	03/18/20	(3,467)
	CAD	595,215	NOK	4,078,226	03/18/20	(6,139)
	CNH	6,330,327	USD	908,331	03/18/20	(591)
	EUR	2,250,039	CZK	57,657,342	03/18/20	(7,523)
	EUR	1,225,258	GBP	1,045,249	03/18/20	(6,384)
	EUR	1,632,100	NOK	16,575,280	03/18/20	(48,686)
	EUR	1,676,731	PLN	7,184,066	03/18/20	(3,897)
	GBP	345,190	CAD	607,585	03/18/20	(9,798)
	GBP	344,109	CHF	453,471	03/18/20	(14,388)
	GBP	682,185	EUR	812,853	03/18/20	(10,694)
	GBP	695,114	USD	939,673	03/18/20	(16,937)
	HUF	269,827,500	EUR	815,867	03/18/20	(1,591)
	INR	62,621,843	USD	881,396	01/21/20	(3,829)
	JPY	49,021,637	AUD	655,880	03/18/20	(7,974)
	JPY	49,347,914	EUR	410,094	03/18/20	(6,068)
	JPY	161,978,000	USD	1,495,044	02/05/20	(1,335)
	JPY	442,744,790	USD	4,100,649	03/18/20	(7,662)
	SEK	20,595,714	EUR	1,965,834	03/18/20	(8,722)
	SEK	8,543,166	NOK	8,304,058	03/18/20	(30,525)
	TRY	28,412,041	USD	4,801,765	03/18/20	(119,055)
	USD	2,015,269	AUD	2,927,995	01/29/20	(41,009)
	USD	6,069,707	AUD	8,831,842	03/18/20	(140,085)
	USD	8,623,546	BRL	35,146,145	01/03/20	(112,292)
	USD	1,817,273	BRL	7,380,555	02/04/20	(15,522)
	USD	15,313,923	CAD	20,246,094	01/30/20	(279,907)
	USD	10,234,949	CAD	13,541,838	03/18/20	(196,341)
	USD	15,460,878	CHF	15,178,829	03/18/20	(310,678)
	USD	453,272	CLP	345,711,308	01/21/20	(6,620)
	USD	13,959,847	CNH	98,177,397	01/31/20	(134,660)
	USD	6,879,732	CNH	48,576,857	03/18/20	(85,960)
	USD	2,427,167	COP	8,476,303,355	02/04/20	(148,087)
	USD	510,089	CZK	11,752,298	01/13/20	(8,325)
	USD	596,409	DKK	4,009,174	01/30/20	(6,670)
	USD	97,832,283	EUR	88,319,250	02/20/20	(1,546,227)
	USD	4,399,293	EUR	3,926,992	03/18/20	(27,311)
	USD	32,898,622	GBP	25,434,548	02/12/20	(832,361)
	USD	2,633,057	GBP	2,008,453	03/18/20	(33,087)
	USD	453,972	HUF	134,840,227	03/18/20	(4,815)
	USD	1,496,023	IDR	21,328,803,338	02/25/20	(39,269)
	USD	684,393	ILS	2,412,747	01/13/20	(14,715)
	USD	8,517,700	ILS	29,423,642	03/18/20	(39,217)
	USD	2,036,664	INR	145,565,949	01/21/20	(3,262)
	USD	115,276,076	JPY	12,514,187,740	02/05/20	(125,761)
	USD	12,256,332	KRW	14,264,965,978	02/25/20	(97,898)
	USD	3,597,617	MXN	69,523,940	01/30/20	(62,020)
	USD	490,015	MXN	9,521,479	02/27/20	(9,296)
	USD	6,378,194	MXN	124,027,549	03/05/20	(118,257)
	USD	4,635,069	MXN	90,199,590	03/12/20	(84,528)
	USD	2,630,135	MXN	51,029,394	03/18/20	(37,514)
	USD	8,069,880	NZD	12,297,110	03/18/20	(217,926)
	USD	2,048,692	RUB	130,564,233	01/27/20	(47,678)
	USD	2,543,505	SEK	24,155,095	02/14/20	(40,962)
	USD	8,125,411	SEK	76,973,510	03/18/20	(123,741)
	USD	1,583,847	SGD	2,151,540	01/29/20	(16,237)
	USD	2,842,480	SGD	3,887,148	03/18/20	(49,937)
	USD	11,948,825	THB	361,882,010	03/18/20	(154,961)
	USD	457,086	TRY	2,775,520	03/18/20	(359)
	USD	4,468,898	TWD	134,900,949	02/24/20	(59,818)
	USD	1,722,062	ZAR	25,439,663	03/18/20	(75,608)

TOTAL						$(5,665,606)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At December 31, 2019, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA	4.000%	TBA-30yr	01/21/20	$(2,000,000)	$(2,070,313)
UMBS, 30 Year, Single Family	3.000	TBA-30yr	02/12/20	(18,000,000)	(18,242,006)

TOTAL (Proceeds Receivable: $20,285,938)					$(20,312,319)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 3 Year Government Bonds	59	03/16/20	$4,761,939	$(13,616)
Australian 10 Year Government Bonds	34	03/16/20	3,410,910	(27,763)
Eurodollars	1	03/16/20	245,662	239
Eurodollars	13	06/15/20	3,195,075	1,584
French 10 Year Government Bonds	56	03/06/20	10,224,430	(94,309)
Italian 10 Year Government Bonds	20	03/06/20	2,522,255	6,026
Italian 10 Year Government Bonds	3	03/06/20	479,392	(2,596)
Japan 10 Year Government Bonds	7	03/13/20	9,804,059	(2,924)
Ultra Long U.S. Treasury Bonds	137	03/20/20	24,886,906	(654,243)
3 Month SOFR	32	03/17/20	7,875,200	33
2 Year German Euro-Schatz	127	03/06/20	15,941,527	(3,758)
5 Year German Euro-Bobl	58	03/06/20	8,693,780	(25,844)
10 Year German Euro-Bund	93	03/06/20	17,785,192	(180,614)
10 Year U.S. Treasury Notes	344	03/20/20	44,177,125	(193,829)
20 Year U.S. Treasury Bonds	20	03/20/20	3,118,125	(61,257)

Total				$(1,252,871)

Short position contracts:
Canada 10 Year Government Bonds	(29)	03/20/20	(3,070,286)	55,541
Euro Buxl 30 Year Bonds	(4)	03/06/20	(890,091)	23,864
Ultra 10 Year U.S. Treasury Notes	(13)	03/20/20	(1,829,141)	24,975
30 Day Federal Funds	(6)	01/31/20	(2,461,384)	(198)
30 Day Federal Funds	(6)	02/28/20	(2,461,197)	409
30 Day Federal Funds	(3)	03/31/20	(1,230,598)	369
2 Year U.S. Treasury Notes	(145)	03/31/20	(31,247,500)	(6,296)
5 Year U.S. Treasury Notes	(68)	03/31/20	(8,065,438)	(1,582)
10 Year U.K. Long Gilt	(2)	03/27/20	(348,052)	(1,566)

Total				$95,516

TOTAL FUTURES CONTRACTS				$(1,157,355)

SWAP CONTRACTS — At December 31, 2019, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

3M KLIBOR	3.565%	JPMorgan Securities, Inc.	03/14/24	MYR 10,040	$31,448

(a)	Payments made quarterly.
*	There are no upfront payments on the swap contracts (s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

8.360%(a)	Mexico IB TIIE 28D	03/18/20	MXN	40,100		$(4,206)	$(55,336)	$51,130
0.780(b)	6M AUDOR	06/17/21	AUD	49,070	(c)	66,384	24,578	41,806
3M LIBOR(d)	1.259%	12/15/21		$12,200	(c)	(37,220)	(2,556)	(34,664)
1M BID Average(a)	5.440	01/03/22	BRL	6,320		6,786	7,370	(584)
Mexico IB TIIE 28D(a)	6.600	03/16/22	MXN	147,610	(c)	7,702	(2,562)	10,264
3M KWCDC(e)	1.500	03/18/22	KRW	14,775,220		49,075	44,735	4,340
6M CDOR(b)	1.750	03/18/22	CAD	52,310	(c)	(195,951)	(271,723)	75,772
1.500(b)	3M LIBOR(e)	03/18/22		$2,500	(c)	7,970	3,554	4,416
1.750(b)	3M LIBOR(e)	03/18/22		39,500	(c)	(67,332)	(153,729)	86,397
1M BID Average(f)	5.750	01/02/23	BRL	2,525		924	—	924
1M BID Avg(a)	6.660	01/02/23		2,505		17,002	5,771	11,231
Mexico IB TIIE 28D(a)	6.490	03/15/23	MXN	19,200	(c)	(434)	276	(710)
0.000(e)	3M LIBOR	07/25/24		$28,200		1,040	452	588
6.260(a)	1M BID Average	01/02/25	BRL	1,725		(120)	50	(170)
6M EURO(b)	0.080(d)	01/15/25	EUR	4,960		56,597	28,986	27,611
6M EURO(b)	0.000(d)	03/18/25		4,680	(c)	24,401	32,993	(8,592)
6M GBP(b)	1.000	03/18/25	GBP	2,250	(c)	17,062	19,271	(2,209)
3M NZDOR(e)	1.500(b)	03/18/25	NZD	6,570		7,371	21,654	(14,283)
6M AUDOR(b)	1.500	03/18/25	AUD	21,880	(c)	221,947	322,957	(101,010)
6M CDOR(b)	1.750	03/18/25	CAD	12,410	(c)	(140,833)	(94,576)	(46,257)
1.750(b)	3M LIBOR(e)	03/18/25		$17,660	(c)	(21,775)	(81,008)	59,233
2.000(d)	3M NIBOR(b)	03/18/25	NOK	161,540	(c)	5,093	(46,545)	51,638
1.333(d)	3M LIBOR	11/15/26		$17,740	(c)	255,487	78,168	177,319
6M JYOR(b)	0.000	03/18/27	JPY	1,613,830	(c)	(72,224)	(15,201)	(57,023)
6M EURO(b)	0.250(d)	03/18/27	EUR	7,700	(c)	130,306	188,929	(58,623)
6M AUDOR(b)	1.200	06/17/27	AUD	6,270	(c)	(54,850)	(23,611)	(31,239)
6M CDOR(b)	2.750	06/21/28	CAD	8,010	(c)	151,254	(52,195)	203,449
1.500(d)	6M EURO(b)	06/21/28	EUR	5,050	(c)	(335,483)	(59,157)	(276,326)
6M CDOR(b)	3.000	06/19/29	CAD	7,730	(c)	195,001	232,596	(37,595)
3.000(b)	3M LIBOR(e)	06/19/29		$5,660	(c)	(242,254)	(352,020)	109,766
3M LIBOR(e)	1.654(b)	08/15/29		7,660	(c)	(151,156)	(5,247)	(145,909)
6M CHFOR(b)	0.200(d)	03/18/30	CHF	1,110	(c)	(13,131)	459	(13,590)
6M EURO(b)	0.500(d)	03/18/30	EUR	3,560	(c)	108,913	145,821	(36,908)
6M GBP(b)	1.000	03/18/30	GBP	3,160	(c)	(6,744)	9,842	(16,586)
3M KWCDC(e)	1.500	03/18/30	KRW	2,195,450		21,821	28,105	(6,284)
6M AUDOR(b)	1.750	03/18/30	AUD	4,250	(c)	57,492	122,133	(64,641)
3M LIBOR(e)	2.000(b)	03/18/30		$490	(c)	4,419	10,914	(6,495)
6M CDOR(e)	2.000(b)	03/18/30	CAD	6,540		(80,017)	(20,573)	(59,444)
2.000(d)	3M NIBOR(b)	03/18/30	NOK	63,450	(c)	46,338	(31,207)	77,545
0.500(d)	3M STIBOR(e)	03/18/30	SEK	81,780	(c)	182,449	72,781	109,668
0.000(b)	6M JYOR	03/18/30	JPY	1,148,650	(c)	147,575	98,515	49,060
6M JYOR(b)	0.250	03/19/30		324,640	(c)	653	(33,500)	34,153
6M NIBOR(b)	2.000(d)	03/19/30	NOK	35,100	(c)	(24,539)	782	(25,321)
0.002(d)	6M EURO(b)	09/16/30	EUR	8,210	(c)	266,210	169,926	96,284
0.330(d)	6M EURO(b)	05/12/31		220	(c)	918	1,128	(210)
1.250(b)	6M GBP	03/18/35	GBP	1,360	(c)	(39,924)	(50,529)	10,605
6M EURO(b)	0.750(d)	03/18/40	EUR	1,170	(c)	36,150	66,269	(30,119)
6M GBP(b)	1.250	03/18/40	GBP	540	(c)	17,863	22,841	(4,978)
1.842(b)	3M LIBOR(e)	05/15/45		$8,650	(c)	434,799	19,194	415,605
6M GBP(b)	1.250	03/18/50	GBP	550	(c)	28,433	32,841	(4,408)

TOTAL						$1,087,242	$462,616	$624,626

(a)	Payments made monthly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2019.
(d)	Payments made annually.
(e)	Payments made quarterly.
(f)	Payments made at maturity.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at December 31, 2019(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)%	0.078%	Barclays Bank PLC	12/20/21	$460	$(8,465)	$(722)	$(7,743)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.037	Citibank NA	12/20/20	13,280	(129,094)	19,519	(148,613)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.057	Deutsche Bank AG (London)	06/20/21	100	(1,417)	(7)	(1,410)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.132	JPMorgan Securities, Inc.	12/20/22	9,110	(234,430)	(123,945)	(110,485)

TOTAL						$(373,406)	$(105,155)	$(268,251)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2019(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 32	1.000%	0.394%	06/20/24		$13,890	$366,563	$179,523	$187,040
CDX.NA.IG Index 33	1.000	0.453	12/20/24		83,850	2,202,236	1,607,243	594,993
iTraxx Europe Series 32	1.000	0.855	12/20/29	EUR	7,950	124,634	35,214	89,420
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.505	06/20/24		$1,130	24,527	4,825	19,702
Republic of Chile, 3.875%, 08/05/20	1.000	0.420	12/20/24		1,000	28,082	25,172	2,910
Republic of Colombia, 10.375%, 01/28/33	1.000	0.632	06/20/24		2,950	47,712	(9,768)	57,480
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.563	06/20/24		110	2,105	(223)	2,328
Republic of Peru, 8.750%, 11/21/33	1.000	0.367	06/20/24		20	555	439	116
Russian Federation, 7.500%, 03/31/30	1.000	0.550	12/20/24		1,580	34,457	9,353	25,104
Unibail-Rodamco-Westfield SE, 2.375%, 02/25/21(a)	1.000	0.480	06/20/24	EUR	1,200	31,985	22,506	9,479
United Mexican States, 4.150%, 03/28/27	1.000	0.685	06/20/24		$320	4,438	(4,236)	8,674

TOTAL						$2,867,294	$1,870,048	$997,246

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2019, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
6M IRS	Barclays Bank PLC	1.300%	03/11/2020	4,100,000	$4,100,000	$2,096	$38,437	$(36,341)
1Y IRS	UBS AG (London)	1.270	08/27/2020	4,200,000	4,200,000	14,914	84,706	(69,792)

				8,300,000	$8,300,000	$17,010	$123,143	$(106,133)

Puts
6M IRS	Deutsche Bank AG (London)	1.985	06/09/2020	2,700,000	2,700,000	33,178	27,000	6,178
3M IRS	JPMorgan Securities, Inc.	1.734	02/18/2020	5,000,000	5,000,000	92,882	61,404	31,478
3M IRS	JPMorgan Securities, Inc.	1.683	02/19/2020	4,400,000	4,400,000	98,459	51,920	46,539
3M IRS	JPMorgan Securities, Inc.	2.183	02/19/2020	4,400,000	4,400,000	6,565	4,840	1,725

				16,500,000	$16,500,000	$231,084	$145,164	$85,920

Total Purchased option contracts				24,800,000	$24,800,000	$248,094	$268,307	$(20,213)

Written option contracts
Calls
5M IRS	Barclays Bank PLC	0.350	05/27/2020	(8,730,000)	(8,730,000)	(5,887)	(10,466)	4,579
6M IRS	Barclays Bank PLC	0.280	03/11/2020	(5,030,000)	(5,030,000)	(730)	(35,886)	35,156
6M IRS	Barclays Bank PLC	0.350	05/27/2020	(13,460,000)	(13,460,000)	(9,077)	(22,506)	13,429
1Y IRS	BofA Securities LLC	0.065	09/14/2020	(6,850,000)	(6,850,000)	(54,249)	(181,231)	126,982
6M IRS	BofA Securities LLC	0.330	05/10/2021	(3,560,000)	(3,560,000)	(81,900)	(91,029)	9,129
1Y IRS	Deutsche Bank AG (London)	0.065	09/14/2020	(2,820,000)	(2,820,000)	(22,333)	(60,570)	38,237
1Y IRS	JPMorgan Securities, Inc.	0.065	09/14/2020	(4,190,000)	(4,190,000)	(19,902)	(88,853)	68,951
1Y IRS	UBS AG (London)	0.065	09/14/2020	(2,780,000)	(2,780,000)	(22,017)	(79,345)	57,328
1Y IRS	UBS AG (London)	0.256	08/27/2020	(5,070,000)	(5,070,000)	(10,304)	(81,676)	71,372
5M IRS	UBS AG (London)	0.350	05/27/2020	(4,560,000)	(4,560,000)	(3,075)	(5,054)	1,979
6M IRS	UBS AG (London)	0.330	05/10/2021	(2,050,000)	(2,050,000)	(47,161)	(58,221)	11,060

				(59,100,000)	$(59,100,000)	$(276,635)	$(714,837)	$438,202

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts
5M IRS	Barclays Bank PLC	0.100%	05/27/2020	(8,730,000)	$(8,730,000)	$(45,621)	$(34,335)	$(11,286)
6M IRS	Barclays Bank PLC	0.100	05/27/2020	(13,460,000)	(13,460,000)	(70,340)	(32,970)	(37,370)
1Y IRS	BofA Securities LLC	0.065	09/14/2020	(6,850,000)	(6,850,000)	(216,427)	(117,303)	(99,124)
6M IRS	BofA Securities LLC	0.330	05/10/2021	(3,560,000)	(3,560,000)	(90,980)	(88,282)	(2,698)
1Y IRS	Deutsche Bank AG (London)	0.065	09/14/2020	(2,820,000)	(2,820,000)	(89,098)	(60,570)	(28,528)
6M IRS	Deutsche Bank AG (London)	1.894	06/09/2020	(24,300,000)	(24,300,000)	(10,464)	(15,300)	4,836
6M IRS	Deutsche Bank AG (London)	2.235	06/09/2020	(2,700,000)	(2,700,000)	(13,879)	(11,700)	(2,179)
1Y IRS	JPMorgan Securities, Inc.	0.065	09/14/2020	(4,190,000)	(4,190,000)	(180,695)	(88,853)	(91,842)
3M IRS	JPMorgan Securities, Inc.	1.582	02/18/2020	(17,700,000)	(17,700,000)	(41,103)	(41,595)	492
3M IRS	JPMorgan Securities, Inc.	1.933	02/19/2020	(8,800,000)	(8,800,000)	(65,342)	(33,550)	(31,792)
3M IRS	JPMorgan Securities, Inc.	1.984	02/18/2020	(5,000,000)	(5,000,000)	(27,303)	(20,175)	(7,128)
1Y IRS	UBS AG (London)	0.065	09/14/2020	(2,780,000)	(2,780,000)	(87,834)	(43,313)	(44,521)
5M IRS	UBS AG (London)	0.100	05/27/2020	(4,560,000)	(4,560,000)	(23,830)	(15,668)	(8,162)
6M IRS	UBS AG (London)	0.330	05/10/2021	(2,050,000)	(2,050,000)	(52,390)	(44,399)	(7,991)

				(107,500,000)	$(107,500,000)	$(1,015,306)	$(648,013)	$(367,293)

Total Written option contracts				(166,600,000)	$(166,600,000)	$(1,291,941)	$(1,362,850)	$70,909

TOTAL				(141,800,000)	$(141,800,000)	$(1,043,848)	$(1,094,543)	$50,696

Abbreviations:
1M BID Avg	— 1 month Brazilian Interbank Deposit Average
3M IRS	— 3 Months Interest Rate Swaptions
5M IRS	— 5 Months Interest Rate Swaptions
6M IRS	— 6 Months Interest Rate Swaptions
1Y IRS	— 3 Year Interest Rate Swaptions
BofA Securities LLC	— Bank of America Securities LLC
CDX.NA.IG Index 32	— CDX North America Investment Grade Index 32
CDX.NA.IG Index 33	— CDX North America Investment Grade Index 33
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS INCOME FUND

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a)(b) – 0.5%
Entertainment – 0.3%
Playtika Holding Corp.
$65,000	0.000%	12/10/24	$ 65,617

Technology - Software/Services – 0.2%
Vertafore, Inc.
39,899	0.000	07/02/25	39,391
25,000	0.000	07/02/26	24,667

			64,058

TOTAL BANK LOANS (Cost $129,038)			$ 129,675

Corporate Obligations – 81.8%
Advertising(c)(d) – 0.4%
Terrier Media Buyer, Inc.
$100,000	8.875%	12/15/27	$ 105,750

Aerospace & Defense(c)(d) – 0.4%
Bombardier, Inc.
85,000	7.500	12/01/24	89,250

Agriculture – 0.8%
MHP Lux SA
200,000	6.950	04/03/26	209,625

Automotive(c) – 0.5%
General Motors Financial Co., Inc.
50,000	3.250	01/05/23	51,090
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.(d)
60,000	6.250	05/15/26	64,800

			115,890

Banks – 12.8%
Banco do Brasil SA(c)(e) (10 Year CMT + 4.398%)
200,000	6.250	10/29/49	203,188
Banco Mercantil del Norte SA(c)(e) (10 year CMT + 5.353%)
200,000	7.625	12/31/99	214,125
Bank of America Corp.
125,000	4.200	08/26/24	134,234
175,000	3.248 (c)	10/21/27	182,564
BNP Paribas SA(d)
200,000	3.375	01/09/25	207,646
Citigroup, Inc.
125,000	3.400	05/01/26	131,276
125,000	4.300	11/20/26	135,861

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Credit Suisse Group Funding Guernsey Ltd.
$250,000	4.550%		04/17/26	$ 277,380
Huntington Bancshares, Inc.(c)
50,000	2.625		08/06/24	50,682
Itau Unibanco Holding SA(c)(e) (5 Year CMT + 3.981%)
200,000	6.125		12/31/99	208,937
JPMorgan Chase & Co.(c) (SOFR + 1.160%)
200,000	2.301	(e)	10/15/25	199,772
125,000	3.625		12/01/27	131,893
Morgan Stanley, Inc. (SOFR + 1.152%)
175,000	2.720	(c)(e)	07/22/25	177,478
125,000	3.950		04/23/27	133,759
Truist Financial Corp.(c)
75,000	3.750		12/06/23	79,482
Turkiye Vakiflar Bankasi TAO
210,000	6.000		11/01/22	206,062
United Bank for Africa PLC
200,000	7.750		06/08/22	212,437
Wells Fargo & Co.
125,000	4.300		07/22/27	136,781
Yapi ve Kredi Bankasi A/S(c)(d)(e) (5 Year USD Swap + 11.245%)
200,000	13.875		12/31/99	225,750

				3,249,307

Beverages(c) – 2.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
175,000	3.650		02/01/26	186,643
Anheuser-Busch InBev Worldwide, Inc.
50,000	4.750		01/23/29	57,963
Constellation Brands, Inc.
175,000	3.700		12/06/26	185,761
Keurig Dr Pepper, Inc.
225,000	4.057		05/25/23	237,602

				667,969

Building Materials(c)(d) – 1.1%
Builders FirstSource, Inc.
60,000	6.750		06/01/27	65,775

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(c)(d) – (continued)
JELD-WEN, Inc.
$200,000	4.875%	12/15/27	$ 204,500

			270,275

Chemicals(c) – 2.1%
Kraton Polymers LLC/Kraton Polymers Capital Corp.(d)
195,000	7.000	04/15/25	200,850
OCI NV(d)
200,000	5.250	11/01/24	207,500
The Sherwin-Williams Co.
125,000	3.125	06/01/24	129,107

			537,457

Commercial Services(c) – 2.4%
IHS Markit Ltd.
50,000	3.625	05/01/24	52,071
MPH Acquisition Holdings LLC(d)
50,000	7.125	06/01/24	48,500
PayPal Holdings, Inc.
250,000	2.650	10/01/26	253,297
Refinitiv US Holdings, Inc.(d)
55,000	8.250	11/15/26	61,944
United Rentals North America, Inc.
190,000	4.875	01/15/28	197,363

			613,175

Computers(c) – 2.0%
Dell International LLC/EMC Corp.(d)
240,000	4.000	07/15/24	251,405
Hewlett Packard Enterprise Co.
225,000	4.900	10/15/25	250,218

			501,623

Distribution & Wholesale(c)(d) – 0.8%
Core & Main LP
195,000	6.125	08/15/25	202,312

Diversified Financial Services – 3.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(c)
150,000	4.875	01/16/24	162,779
Air Lease Corp.(c)
120,000	3.750	06/01/26	125,510
Allied Universal Holdco LLC/Allied Universal Finance Corp.(c)(d)
50,000	9.750	07/15/27	53,500

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Avolon Holdings Funding Ltd.(c)(d)
$60,000	3.950%	07/01/24	$ 62,599
Global Aircraft Leasing Co. Ltd.(c)(d)(f) (PIK 7.250%, Cash 6.500%)
85,000	6.500	09/15/24	88,719
LPL Holdings, Inc.(c)(d)
195,000	4.625	11/15/27	198,900
Muthoot Finance Ltd.(d)
200,000	6.125	10/31/22	207,833

			899,840

Electrical(c) – 1.3%
Calpine Corp.(d)
100,000	4.500	02/15/28	101,000
Sempra Energy
50,000	3.400	02/01/28	51,830
The Southern Co.
120,000	3.250	07/01/26	124,486
Vistra Operations Co. LLC(d)
60,000	4.300	07/15/29	60,961

			338,277

Engineering & Construction(c) – 1.6%
IHS Netherlands Holdco B.V.
200,000	7.125	03/18/25	208,500
Mexico City Airport Trust
200,000	5.500	10/31/46	206,625

			415,125

Entertainment(c)(d) – 2.2%
Lions Gate Capital Holdings LLC
130,000	5.875	11/01/24	131,300
Motion Bondco DAC
200,000	6.625	11/15/27	211,500
Scientific Games International, Inc.
185,000	8.250	03/15/26	203,731

			546,531

Environmental(c)(d) – 1.6%
GFL Environmental, Inc.
195,000	7.000	06/01/26	206,212

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Environmental(c)(d) – (continued)
Waste Pro USA, Inc.
$195,000	5.500%	02/15/26	$ 202,313

			408,525

Gaming(c)(d) – 0.8%
Boyd Gaming Corp.
200,000	4.750	12/01/27	207,750

Gas(c) – 0.2%
NiSource, Inc.
50,000	3.490	05/15/27	52,526

Healthcare Providers & Services(c) – 1.6%
Centene Corp.(d)
60,000	4.250	12/15/27	61,780
Charles River Laboratories International, Inc.(d)
60,000	4.250	05/01/28	61,200
CHS/Community Health Systems, Inc.(d)
40,000	8.000	03/15/26	41,500
HCA, Inc.
110,000	5.625	09/01/28	125,675
MEDNAX, Inc.(d)
100,000	6.250	01/15/27	102,535

			392,690

Insurance(c) – 2.0%
Acrisure LLC/Acrisure Finance, Inc.(d)
60,000	8.125	02/15/24	65,100
60,000	10.125	08/01/26	64,350
American International Group, Inc.
175,000	3.900	04/01/26	187,450
Arch Capital Finance LLC
55,000	4.011	12/15/26	60,676
AXA Equitable Holdings, Inc.
60,000	4.350	04/20/28	64,867
HUB International Ltd.(d)
60,000	7.000	05/01/26	63,600

			506,043

Internet – 2.7%
Netflix, Inc.
185,000	5.875	02/15/25	206,506
Twitter, Inc.(c)(d)
60,000	3.875	12/15/27	59,925

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Internet – (continued)
Uber Technologies, Inc.(c)(d)
$195,000	7.500%	11/01/23	$ 204,019
Zayo Group LLC/Zayo Capital, Inc.(c)
195,000	6.375	05/15/25	200,850

			671,300

Iron/Steel(c)(d) – 0.3%
Cleveland-Cliffs, Inc.
75,000	4.875	01/15/24	76,688

Media – 7.2%
Altice Financing SA(c)(d)
200,000	7.500	05/15/26	215,000
Charter Communications Operating LLC/Charter Communications Operating Capital(c)
175,000	4.908	07/23/25	192,829
Comcast Corp.(c)
100,000	4.150	10/15/28	112,498
DISH DBS Corp.
195,000	7.750	07/01/26	206,212
Entercom Media Corp.(c)(d)
190,000	6.500	05/01/27	203,300
Gray Television, Inc.(c)(d)
180,000	7.000	05/15/27	200,250
iHeartCommunications, Inc.(c)
55,000	8.375	05/01/27	60,775
Meredith Corp.(c)
195,000	6.875	02/01/26	202,800
Scripps Escrow, Inc.(c)(d)
195,000	5.875	07/15/27	204,263
Virgin Media Secured Finance PLC(c)(d)
200,000	5.500	05/15/29	211,750

			1,809,677

Mining(c) – 1.5%
Aleris International, Inc.(d)
85,000	10.750	07/15/23	88,400
FMG Resources August 2006 Pty Ltd.(d)
35,000	5.125	03/15/23	36,969
Freeport-McMoRan, Inc.
200,000	5.400	11/14/34	209,000

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Mining(c) – (continued)
Glencore Funding LLC(d)
	$50,000	4.125%	03/12/24	$ 52,374

				386,743

Miscellaneous Manufacturing – 0.5%
General Electric Co.
	125,000	3.375	03/11/24	129,481

Oil Field Services – 5.4%
Antero Resources Corp.(c)
	30,000	5.125	12/01/22	26,850
BP Capital Markets America, Inc.(c)
	115,000	3.796	09/21/25	124,368
Devon Energy Corp.(c)
	55,000	5.850	12/15/25	65,192
DNO ASA(c)(d)
	100,000	8.750	05/31/23	102,000
Gulfport Energy Corp.(c)
	80,000	6.625	05/01/23	67,200
Kosmos Energy Ltd.(c)
	200,000	7.125	04/04/26	204,125
MEG Energy Corp.(c)(d)
	100,000	6.375	01/30/23	100,000
Occidental Petroleum Corp.(c)
	60,000	2.700	02/15/23	60,430
Petrobras Global Finance B.V.
	190,000	5.299	01/27/25	206,292
Petroleos Mexicanos
EUR	180,000	2.500	11/24/22	209,730
USA Compression Partners LP/USA Compression Finance Corp.(c)
	$195,000	6.875	04/01/26	204,750

				1,370,937

Packaging(c)(d) – 0.9%
Trivium Packaging Finance B.V.
	200,000	8.500	08/15/27	222,500

Pharmaceuticals(c) – 3.5%
AbbVie, Inc.(d)
	175,000	3.200	11/21/29	178,395
Bausch Health Cos., Inc.(d)
	175,000	9.000	12/15/25	198,843
	35,000	5.000	01/30/28	35,875
	35,000	5.250	01/30/30	36,225

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(c) – (continued)
Becton Dickinson & Co.
$175,000	3.700%	06/06/27	$ 186,258
Cigna Corp.
125,000	3.750	07/15/23	131,150
CVS Health Corp.
125,000	3.375	08/12/24	130,104

			896,850

Pipelines(c) – 3.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
60,000	5.375	09/15/24	55,650
Buckeye Partners LP
215,000	3.950	12/01/26	206,131
Cheniere Energy Partners LP(d)
200,000	4.500	10/01/29	205,500
Energy Transfer Operating LP
60,000	4.050	03/15/25	62,657
EnLink Midstream Partners LP
40,000	4.400	04/01/24	38,788
Enterprise Products Operating LLC
60,000	3.350	03/15/23	62,077
MPLX LP
60,000	4.000	03/15/28	62,199
Plains All American Pipeline LP/PAA Finance Corp.
60,000	3.850	10/15/23	62,113
Sabine Pass Liquefaction LLC
115,000	5.625	04/15/23	125,152
The Williams Cos., Inc.
60,000	4.550	06/24/24	64,708

			944,975

Real Estate Investment Trust(c) – 2.2%
Alexandria Real Estate Equities, Inc.
115,000	3.800	04/15/26	122,837
American Tower Corp.
175,000	3.375	05/15/24	181,706
Regency Centers LP
60,000	2.950	09/15/29	59,872
Spirit Realty LP
60,000	4.000	07/15/29	63,071

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(c) – (continued)
VEREIT Operating Partnership LP
$55,000	4.875%	06/01/26	$ 60,815
WP Carey, Inc.
60,000	3.850	07/15/29	63,324

			551,625

Retailing(c)(d) – 0.8%
Beacon Roofing Supply, Inc.
205,000	4.875	11/01/25	205,512

Semiconductors(c) – 2.4%
Amkor Technology, Inc.(d)
55,000	6.625	09/15/27	60,569
Broadcom Corp./Broadcom Cayman Finance Ltd.
185,000	3.625	01/15/24	191,588
NXP B.V./NXP Funding LLC/NXP USA, Inc.(d)
240,000	3.875	06/18/26	254,114
Qorvo, Inc.(d)
100,000	4.375	10/15/29	104,750

			611,021

Software(c) – 1.8%
Camelot Finance SA(d)
195,000	4.500	11/01/26	200,119
Fair Isaac Corp.(d)
15,000	4.000	06/15/28	15,075
Fiserv, Inc.
240,000	3.200	07/01/26	248,868

			464,062

Telecommunication Services – 7.8%
Altice France SA(c)(d)
200,000	7.375	05/01/26	214,250
AT&T, Inc.(c)
175,000	4.125	02/17/26	189,492
50,000	4.250	03/01/27	54,851
Intelsat Jackson Holdings SA(d)
55,000	9.500	09/30/22	62,288
Level 3 Financing, Inc.(c)(d)
195,000	4.625	09/15/27	199,631
MTN Mauritius Investments Ltd.
200,000	6.500	10/13/26	221,250

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
SoftBank Group Corp.(c)
EUR	100,000	3.125%	09/19/25	$ 114,720
Sprint Capital Corp.
	$85,000	8.750	03/15/32	103,275
Sprint Corp.
	90,000	7.875	09/15/23	99,337
Telecom Italia SpA(c)
EUR	175,000	2.875	01/28/26	206,707
Telesat Canada/Telesat LLC(c)(d)
	$195,000	6.500	10/15/27	202,800
Verizon Communications, Inc.
	225,000	3.376	02/15/25	237,985
	50,000	4.329	09/21/28	56,650

				1,963,236

Toys/Games/Hobbies(c)(d) – 0.3%
Mattel, Inc.
	60,000	5.875	12/15/27	63,150

TOTAL CORPORATE OBLIGATIONS (Cost $20,544,163)				$20,697,697

Mortgage-Backed Obligations(g) – 16.4%
Federal Agencies – 16.4%
GNMA – 4.1%
	$1,000,000	3.000%	TBA-30yr	$ 1,027,210

UMBS, 30 Year, Single Family – 12.3%
	1,000,000	2.500	TBA-30yr	988,451
	1,000,000	4.500	TBA-30yr	1,052,969
	1,000,000	5.000	TBA-30yr	1,069,063

				3,110,483

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $4,135,078)				$ 4,137,693

Foreign Debt Obligations – 15.4%
Sovereign – 15.4%
Dominican Republic
	$190,000	5.500%	01/27/25	$ 204,369

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Mexico Government International Bond
	$340,000	4.500%	04/22/29	$ 374,106
Perusahaan Penerbit SBSN
	350,000	4.150	03/29/27	376,469
Republic of Angola(d)
	200,000	8.250	05/09/28	215,625
Republic of Colombia(c)
	340,000	4.500	03/15/29	376,762
Republic of Egypt
EUR	180,000	4.750	04/11/25	212,822
Republic Of Ghana(d)
	$200,000	7.875	08/07/23	219,562
Republic of Morocco Ecuador
	200,000	10.500	03/24/20	202,500
	200,000	10.750	03/28/22	203,625
Republic Of Nigeria
	200,000	7.625	11/21/25	221,000
Republic of Paraguay
	200,000	4.700	03/27/27	219,312
Republic Of Sri Lanka
	200,000	6.850	03/14/24	202,798
Republic of Turkey
	200,000	6.125	10/24/28	202,563
Russian Federation Bond
	400,000	4.750	05/27/26	446,750
Ukraine Government Bond
	190,000	7.750	09/01/23	205,913

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $3,829,707)				$ 3,884,176

TOTAL INVESTMENTS – 114.1% (Cost $28,637,986)				$28,849,241

LIABILITIES IN EXCESS OF OTHER ASSETS – (14.1)%				(3,559,362)

NET ASSETS – 100.0%				$25,289,879

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2019. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2019.

(f)	Pay-in-kind securities.

(g)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $4,137,693 which represents approximately 16.4% of the Fund’s net assets as of December 31, 2019.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
GNMA	— Government National Mortgage Association
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
SOFR	— Secured Overnight Funding Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	USD	746,564	EUR	670,086	02/20/20	$(7,430)

FUTURES CONTRACTS — At December 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	6	03/20/20	$1,089,938	$(41,699)
10 Year U.S. Treasury Notes	13	03/20/20	1,669,484	(7)

Total				$(41,706)

Short position contracts:
Ultra 10 Year U.S. Treasury Notes	(2)	03/20/20	(281,406)	1,059
2 Year U.S. Treasury Notes	(5)	03/31/20	(1,077,500)	(909)
5 Year German Euro-Bobl	(2)	03/06/20	(299,786)	1,253
5 Year U.S. Treasury Notes	(22)	03/31/20	(2,609,406)	5,379

Total				$6,782

TOTAL FUTURES CONTRACTS				$(34,924)

SWAP CONTRACTS — At December 31, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACT

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.000%(b)	6M EURO(c)	03/18/24	EUR	310	$(2,199)	$(3,218)	$1,018

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2019.
(b)	Payments made annually.
(c)	Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2019(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 33	1.000%	0.453%	12/20/24	$6,025	$173,484	$136,630	$36,854

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – 2.3%
Building Materials(b) – 0.2%
CPG International, Inc. (3M LIBOR + 3.750%)
$2,722,010	5.933%	05/05/24	$ 2,719,751

Chemicals(b) – 0.3%
Momentive Performance Materials, Inc. (1M LIBOR + 3.250%)
2,328,300	5.050	05/15/24	2,312,305
Starfruit Finco B.V. (1M LIBOR + 3.250%)
1,692,520	4.960	10/01/25	1,691,115

			4,003,420

Food & Drug Retailers(b) – 0.0%
B&G Foods, Inc. (1M LIBOR + 2.500%)
548,625	4.299	10/10/26	552,509

Health Care - Services(b) – 0.3%
MPH Acquisition Holdings LLC (3M LIBOR + 2.750%)
1,977,046	4.695	06/07/23	1,946,323
Sotera Health Holdings LLC (3M LIBOR + 4.500%)
1,984,733	6.289	12/11/26	1,989,079

			3,935,402

Media - Broadcasting & Radio(b) – 0.1%
Getty Images, Inc. (1M LIBOR + 4.500%)
940,500	6.313	02/19/26	941,676

Media - Cable(b) – 0.2%
CSC Holdings LLC (1M LIBOR + 2.250%)
1,984,733	3.990	07/17/25	1,985,844

Media - Non Cable(c) – 0.0%
Terrier Media Buyer, Inc.
500,000	0.000	12/17/26	504,690

Real Estate Investment Trust(b) – 0.2%
Brookfield Property REIT, Inc. (1M LIBOR + 2.250%)
2,050,000	4.195	08/28/23	2,039,750

Services Cyclical - Business Services(b) – 0.3%
Travelport Finance (Luxembourg) S.a.r.l. (3M LIBOR + 5.000%)
3,640,875	6.945	05/29/26	3,393,296

Services Cyclical - Consumer Services(b) – 0.2%
Asurion LLC (1M LIBOR + 3.000%)
2,707,034	4.799	08/04/22	2,721,137

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans (a)– (continued)
Technology - Software/Services(b) – 0.5%
Infor (US), Inc. (3M LIBOR + 2.750%)
$2,012,880	4.695%	02/01/22	$ 2,020,790
The Ultimate Software Group, Inc. (1M LIBOR + 3.750%)
922,688	5.549	05/04/26	928,021
Vertafore, Inc. (1M LIBOR + 3.250%)
3,910,500	5.049	07/02/25	3,860,719

			6,809,530

TOTAL BANK LOANS (Cost $29,503,570)			$ 29,607,005

Corporate Obligations – 39.5%
Advertising(d)(e) – 0.1%
Outfront Media Capital LLC/Outfront Media Capital Corp.
$665,000	5.000%	08/15/27	$ 696,588
Terrier Media Buyer, Inc.
800,000	8.875	12/15/27	846,000

			1,542,588

Aerospace & Defense(e) – 0.6%
Bombardier, Inc.(d)
3,241,000	7.500	12/01/24	3,403,050
550,000	7.500	03/15/25	566,500
SSL Robotics LLC(d)
440,000	9.750	12/31/23	478,500
TransDigm, Inc.
1,685,000	6.500	05/15/25	1,754,506
1,400,000	5.500 (d)	11/15/27	1,417,500
Triumph Group, Inc.
450,000	7.750	08/15/25	469,125

			8,089,181

Automotive(e) – 0.6%
Adient US LLC(d)
980,000	7.000	05/15/26	1,068,200
American Axle & Manufacturing, Inc.
550,000	6.250	04/01/25	572,688
465,000	6.250	03/15/26	476,625
460,000	6.500	04/01/27	477,250
Cooper-Standard Automotive, Inc.(d)
650,000	5.625	11/15/26	614,250

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Automotive(e) – (continued)
Dana, Inc.
$515,000	5.375%	11/15/27	$ 529,806
Jaguar Land Rover Automotive PLC(d)
545,000	4.500	10/01/27	478,919
Navistar International Corp.(d)
460,000	6.625	11/01/25	471,500
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.(d)
1,570,000	8.500	05/15/27	1,664,200
Tesla, Inc.(d)
1,085,000	5.300	08/15/25	1,052,450

			7,405,888

Banks – 5.0%
Banco do Brasil SA(b)(e)
(10 Year CMT + 4.398%)
1,900,000	6.250	10/29/49	1,930,281
(10 Year CMT + 6.362%)
630,000	9.000	06/29/49	718,200
Bank of America Corp.(b)(e)
(3M USD LIBOR + 0.930%)
6,100,000	2.816	07/21/23	6,196,563
(3M USD LIBOR + 0.970%)
7,125,000	3.458	03/15/25	7,436,790
BNP Paribas SA(d)
5,700,000	3.375	01/09/25	5,917,911
BPCE SA(d)
675,000	4.875	04/01/26	741,704
CIT Bank NA(b)(e) (SOFR + 1.715%)
1,850,000	2.969	09/27/25	1,843,950
Citigroup, Inc.(e)
6,250,000	3.200	10/21/26	6,480,187
Freedom Mortgage Corp.(d)(e)
480,000	8.125	11/15/24	472,200
490,000	8.250	04/15/25	480,813
ING Groep NV(d)
4,000,000	4.625	01/06/26	4,439,280
JPMorgan Chase & Co.(b)(e) (SOFR + 1.160%)
7,525,000	2.301	10/15/25	7,516,421
Morgan Stanley, Inc.(b)(e) (SOFR + 1.152%)
7,225,000	2.720	07/22/25	7,327,306
QNB Finance Ltd.
230,000	3.500	03/28/24	237,763
Royal Bank of Scotland Group PLC(b)(e)
(3M USD LIBOR + 1.762%)
1,975,000	4.269	03/22/25	2,099,504
(5 Year CMT + 2.100%)
675,000	3.754	11/01/29	688,500

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Truist Bank(b)(e) (5 Year CMT + 1.150%)
$4,025,000	2.636%	09/17/29	$ 4,018,037
Turkiye Vakiflar Bankasi TAO
200,000	8.125	03/28/24	212,063
UBS Group AG(d)
5,050,000	4.125	09/24/25	5,492,329

			64,249,802

Beverages(e) – 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3,225,000	4.900	02/01/46	3,828,623
Constellation Brands, Inc.
2,325,000	4.400	11/15/25	2,539,644
Keurig Dr Pepper, Inc.
5,650,000	4.057	05/25/23	5,966,456
3,475,000	4.417	05/25/25	3,793,762

			16,128,485

Building Materials(d)(e) – 0.3%
Cemex SAB de CV
590,000	5.450	11/19/29	618,025
Cornerstone Building Brands, Inc.
1,760,000	8.000	04/15/26	1,834,800
JELD-WEN, Inc.
560,000	4.875	12/15/27	572,600
Summit Materials LLC/Summit Materials Finance Corp.
520,000	6.500	03/15/27	560,950

			3,586,375

Chemicals – 2.1%
CNAC HK Finbridge Co. Ltd.
2,560,000	3.125	06/19/22	2,582,732
1,020,000	4.625	03/14/23	1,071,637
370,000	3.375	06/19/24	376,359
DuPont de Nemours, Inc.(e)
3,425,000	4.493	11/15/25	3,768,870
Hexion, Inc.(d)(e)
1,040,000	7.875	07/15/27	1,084,200
Kraton Polymers LLC/Kraton Polymers Capital Corp.(d)(e)
1,555,000	7.000	04/15/25	1,601,650

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
OCI NV(d)(e)
$975,000	5.250%	11/01/24	$ 1,011,562
PQ Corp.(d)(e)
2,705,000	6.750	11/15/22	2,799,675
Sasol Financing International Ltd.
4,008,000	4.500	11/14/22	4,140,765
Sasol Financing USA LLC(e)
2,580,000	5.875	03/27/24	2,795,269
Starfruit Finco B.V./Starfruit US Holdco LLC(d)(e)
2,300,000	8.000	10/01/26	2,426,500
The Chemours Co.(e)
1,055,000	6.625	05/15/23	1,056,319
490,000	7.000	05/15/25	491,225
550,000	5.375	05/15/27	486,063
Tronox Finance PLC(d)(e)
470,000	5.750	10/01/25	477,050
Tronox, Inc.(d)(e)
465,000	6.500	04/15/26	477,788
Univar Solutions USA, Inc.(d)(e)
550,000	5.125	12/01/27	574,062

			27,221,726

Commercial Services(d)(e) – 0.8%
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC
800,000	7.125	07/31/26	843,000
Herc Holdings, Inc.
2,330,000	5.500	07/15/27	2,452,325
MPH Acquisition Holdings LLC
495,000	7.125	06/01/24	480,150
The Hertz Corp.
490,000	7.625	06/01/22	509,600
3,260,000	6.000	01/15/28	3,260,000
The Nielsen Co. Luxembourg S.a.r.l.
1,485,000	5.000	02/01/25	1,529,550
Verscend Escrow Corp.
970,000	9.750	08/15/26	1,054,875

			10,129,500

Computers(e) – 0.9%
Banff Merger Sub, Inc.(d)
485,000	9.750	09/01/26	492,275

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(e) – (continued)
Dell International LLC/EMC Corp.(d)
$5,625,000	6.020%		06/15/26	$ 6,490,012
Hewlett Packard Enterprise Co.
3,725,000	4.900		10/15/25	4,142,498

				11,124,785

Distribution & Wholesale(d)(e) – 0.5%
Core & Main Holdings LP(f) (PIK 9.375%, Cash 8.625%)
1,900,000	8.625		09/15/24	1,971,250
Performance Food Group, Inc.
1,900,000	5.500		10/15/27	2,023,500
Resideo Funding, Inc.
1,650,000	6.125		11/01/26	1,648,152
Wolverine Escrow LLC
460,000	8.500		11/15/24	477,250
460,000	9.000		11/15/26	481,850

				6,602,002

Diversified Financial Services – 1.6%
AerCap Holdings NV(b)(e) (5 Year CMT + 4.535%)
985,000	5.875		10/10/79	1,053,950
Air Lease Corp.
2,425,000	2.250		01/15/23	2,428,613
Allied Universal Holdco LLC/Allied Universal Finance Corp.(d)(e)
1,500,000	6.625		07/15/26	1,605,000
1,485,000	9.750		07/15/27	1,588,950
Global Aircraft Leasing Co. Ltd.(d)(e)(f) (PIK 7.250%, Cash 6.500%)
3,175,000	6.500		09/15/24	3,313,906
Huarong Finance 2017 Co., Ltd.
250,000	4.250		11/07/27	259,688
Huarong Finance 2019 Co. Ltd.
200,000	3.750		05/29/24	204,745
220,000	3.875	(e)	11/13/29	221,787
Huarong Finance II Co. Ltd.
2,090,000	5.500		01/16/25	2,304,878
220,000	5.000		11/19/25	239,800
450,000	4.625		06/03/26	478,547
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(d)(e)
1,475,000	4.750		09/15/24	1,519,250
LPL Holdings, Inc.(d)(e)
825,000	4.625		11/15/27	841,500

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Nationstar Mortgage Holdings, Inc.(d)(e)
$525,000	8.125%		07/15/23	$ 554,531
Navient Corp.
682,000	8.000		03/25/20	690,525
2,100,000	5.875		03/25/21	2,173,500
Springleaf Finance Corp.(e)
975,000	5.375		11/15/29	1,017,656

				20,496,826

Electrical(e) – 0.7%
Calpine Corp.
2,715,000	5.750		01/15/25	2,789,663
1,000,000	4.500	(d)	02/15/28	1,010,000
Talen Energy Supply LLC(d)
1,125,000	6.625		01/15/28	1,147,500
Vistra Operations Co. LLC(d)
3,336,000	3.550		07/15/24	3,391,978

				8,339,141

Electrical Components & Equipment(d)(e) – 0.0%
Energizer Holdings, Inc.
500,000	7.750		01/15/27	558,750

Electronics(e) – 0.1%
APX Group, Inc.
490,000	8.750		12/01/20	489,387
475,000	7.875		12/01/22	478,563

				967,950

Engineering & Construction(e) – 0.4%
Mexico City Airport Trust
200,000	4.250		10/31/26	208,938
320,000	4.250	(d)	10/31/26	334,300
310,000	3.875	(d)	04/30/28	317,459
468,000	5.500		10/31/46	483,503
690,000	5.500	(d)	10/31/46	712,856
2,985,000	5.500		07/31/47	3,084,811
520,000	5.500	(d)	07/31/47	537,387

				5,679,254

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(e) – 0.5%
AMC Entertainment Holdings, Inc.
$2,450,000	5.875%	11/15/26	$ 2,205,000
Lions Gate Capital Holdings LLC(d)
470,000	6.375	02/01/24	486,450
565,000	5.875	11/01/24	570,650
Motion Bondco DAC(d)
1,010,000	6.625	11/15/27	1,068,075
Scientific Games International, Inc.(d)
1,400,000	8.250	03/15/26	1,541,750

			5,871,925

Environmental(d)(e) – 0.2%
GFL Environmental, Inc.
115,000	5.125	12/15/26	120,894
1,550,000	8.500	05/01/27	1,697,250
Stericycle, Inc.
1,000,000	5.375	07/15/24	1,050,000

			2,868,144

Food & Drug Retailing(e) – 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
500,000	7.500	03/15/26	561,875
875,000	4.625	01/15/27	872,813
870,000	5.875	02/15/28	922,200
B&G Foods, Inc.
2,005,000	5.250	04/01/25	2,065,150
475,000	5.250	09/15/27	474,406
Post Holdings, Inc.(d)
775,000	5.500	12/15/29	826,344

			5,722,788

Forest Products&Paper(e) – 0.2%
Mercer International, Inc.
1,000,000	7.375	01/15/25	1,075,000
1,040,000	5.500	01/15/26	1,060,800

			2,135,800

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(e) – 1.3%
Acadia Healthcare Co., Inc.
$100,000	6.125%		03/15/21	$ 100,250
800,000	5.125		07/01/22	809,000
535,000	6.500		03/01/24	555,062
Alcon Finance Corp.(d)
5,575,000	3.000		09/23/29	5,670,946
CHS/Community Health Systems, Inc.
470,000	6.250		03/31/23	475,875
450,000	8.625	(d)	01/15/24	475,875
465,000	8.000	(d)	03/15/26	482,438
DH Europe Finance II S.a.r.l.
1,325,000	2.200		11/15/24	1,326,895
Encompass Health Corp.
1,100,000	4.500		02/01/28	1,139,875
Envision Healthcare Corp.(d)
1,175,000	8.750		10/15/26	731,437
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA(d)
1,055,000	6.625		05/15/22	1,047,087
Polaris Intermediate Corp.(d)(f) (PIK 9.250%, Cash 8.500%)
550,000	8.500		12/01/22	512,188
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(d)
420,000	9.750		12/01/26	475,650
Select Medical Corp.(d)
1,200,000	6.250		08/15/26	1,299,000
West Street Merger Sub, Inc.(d)
1,095,000	6.375		09/01/25	1,089,525

				16,191,103

Insurance – 1.1%
Acrisure LLC/Acrisure Finance, Inc.(d)(e)
440,000	8.125		02/15/24	477,400
2,980,000	7.000		11/15/25	2,875,700
American International Group, Inc.(e)
825,000	3.900		04/01/26	883,690
Arch Capital Finance LLC(e)
2,253,000	4.011		12/15/26	2,485,510
Genworth Holdings, Inc.
450,000	7.625		09/24/21	473,625
GTCR AP Finance, Inc.(d)(e)
1,375,000	8.000		05/15/27	1,428,281

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
HUB International Ltd.(d)(e)
$2,610,000	7.000%		05/01/26	$ 2,766,600
USI, Inc.(d)(e)
2,250,000	6.875		05/01/25	2,289,375

				13,680,181

Internet – 0.8%
GrubHub Holdings, Inc.(d)(e)
2,530,000	5.500		07/01/27	2,371,875
Netflix, Inc.
3,350,000	5.500		02/15/22	3,542,625
Photo Holdings Merger Sub, Inc.(d)(e)
525,000	8.500		10/01/26	484,313
Twitter, Inc.(d)(e)
920,000	3.875		12/15/27	918,850
Uber Technologies, Inc.(d)(e)
2,150,000	7.500		11/01/23	2,249,437
Zayo Group LLC/Zayo Capital, Inc.(e)
460,000	6.375		05/15/25	473,800
465,000	5.750	(d)	01/15/27	472,556

				10,513,456

Iron/Steel(d)(e) – 0.0%
Cleveland-Cliffs, Inc.
585,000	5.875		06/01/27	561,600

Leisure Time(d)(e) – 0.0%
Viking Cruises Ltd.
520,000	5.875		09/15/27	554,450

Lodging(d)(e) – 0.1%
Diamond Resorts International, Inc.
460,000	7.750		09/01/23	472,650
455,000	10.750		09/01/24	474,338

				946,988

Machinery - Construction & Mining(d)(e) – 0.1%
The Manitowoc Co., Inc.
565,000	9.000		04/01/26	593,956

Media – 2.9%
Altice Financing SA(d)(e)
2,535,000	6.625		02/15/23	2,579,362

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Altice Luxembourg SA(d)(e)
$1,865,000	10.500%		05/15/27	$ 2,137,756
Charter Communications Operating LLC/Charter Communications Operating Capital(e)
5,950,000	4.464		07/23/22	6,254,759
3,325,000	4.908		07/23/25	3,663,751
CSC Holdings LLC(d)(e)
2,300,000	5.750		01/15/30	2,449,500
Cumulus Media New Holdings, Inc.(d)(e)
1,415,000	6.750		07/01/26	1,517,587
Diamond Sports Group LLC/Diamond Sports Finance Co.(d)(e)
875,000	5.375		08/15/26	883,750
2,340,000	6.625		08/15/27	2,275,650
DISH DBS Corp.
470,000	5.875		11/15/24	478,813
450,000	7.750		07/01/26	475,875
Entercom Media Corp.(d)(e)
2,705,000	7.250		11/01/24	2,853,775
iHeartCommunications, Inc.(e)
430,000	8.375		05/01/27	475,150
1,300,000	5.250	(d)	08/15/27	1,358,500
LCPR Senior Secured Financing DAC(d)(e)
450,000	6.750		10/15/27	479,250
Meredith Corp.(e)
1,550,000	6.875		02/01/26	1,612,000
Nexstar Broadcasting, Inc.(d)(e)
1,350,000	5.625		07/15/27	1,420,875
Scripps Escrow, Inc.(d)(e)
1,555,000	5.875		07/15/27	1,628,862
Sinclair Television Group, Inc.(d)(e)
470,000	5.500		03/01/30	480,575
Sirius XM Radio, Inc.(d)(e)
1,310,000	4.625		07/15/24	1,368,950
TEGNA, Inc.(d)(e)
1,045,000	5.000		09/15/29	1,063,288
Univision Communications, Inc.(d)(e)
565,000	5.125		05/15/23	564,294
485,000	5.125		02/15/25	479,544

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
UPC Holding B.V.(d)(e)
	$465,000	5.500%		01/15/28	$ 475,463

					36,977,329

Mining(e) – 0.4%
First Quantum Minerals Ltd.(d)
	2,121,000	7.250		04/01/23	2,196,296
Freeport-McMoRan, Inc.
	2,582,000	3.550		03/01/22	2,614,275

					4,810,571

Miscellaneous Manufacturing(d)(e) – 0.1%
Foxtrot Escrow Issuer LLC/Foxtrot Escrow Corp.
	455,000	12.250		11/15/26	473,200
FXI Holdings, Inc.
	500,000	7.875		11/01/24	480,000

					953,200

Oil Field Services – 1.9%
Antero Resources Corp.(e)
	3,790,000	5.375		11/01/21	3,600,500
Gazprom PJSC Via Gaz Capital SA(d)
	4,280,000	5.150		02/11/26	4,766,850
Gulfport Energy Corp.(e)
	2,800,000	6.000		10/15/24	1,988,000
MEG Energy Corp.(d)(e)
	575,000	7.000		03/31/24	579,312
Nabors Industries, Inc.
	590,000	4.625		09/15/21	587,050
Petrobras Global Finance B.V.
	250,000	5.999		01/27/28	284,688
	192,000	5.093	(d)	01/15/30	205,344
Petroleos de Venezuela SA(g)
	137,050,000	6.000		10/28/22	7,195,125
Petroleos Mexicanos
EUR	810,000	5.125		03/15/23	1,013,347
Reliance Industries Ltd.(d)
	$1,020,000	3.667		11/30/27	1,056,337
USA Compression Partners LP/USA Compression Finance Corp.(e)
	545,000	6.875		04/01/26	572,250
Whiting Petroleum Corp.
	1,259,000	1.250		04/01/20	1,228,895

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
WPX Energy, Inc.(e)
$545,000	5.250%	09/15/24	$ 579,063

			23,656,761

Packaging(e) – 1.5%
ARD Finance SA(d)(f) (PIK 7.250%, Cash 6.500%)
2,400,000	6.500	06/30/27	2,481,000
Berry Global, Inc.(d)
1,495,000	4.500	02/15/26	1,536,113
Flex Acquisition Co., Inc.(d)
1,095,000	6.875	01/15/25	1,103,213
480,000	7.875	07/15/26	484,200
LABL Escrow Issuer LLC(d)
450,000	6.750	07/15/26	478,125
465,000	10.500	07/15/27	474,300
Mauser Packaging Solutions Holding Co.(d)
2,010,000	7.250	04/15/25	1,989,900
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5,087,815	5.750	10/15/20	5,087,815
Sealed Air Corp.(d)
2,450,000	6.500	12/01/20	2,499,000
500,000	4.000	12/01/27	506,250
Trivium Packaging Finance B.V.(d)
875,000	5.500	08/15/26	926,406
1,775,000	8.500	08/15/27	1,974,687

			19,541,009

Pharmaceuticals(e) – 2.0%
AbbVie, Inc.(d)
8,725,000	3.200	11/21/29	8,894,265
Bausch Health Americas, Inc.(d)
485,000	9.250	04/01/26	557,750
Bausch Health Cos., Inc.(d)
3,150,000	6.500	03/15/22	3,220,875
Becton Dickinson & Co.
6,725,000	2.894	06/06/22	6,832,130
3,475,000	3.363	06/06/24	3,616,884
Elanco Animal Health, Inc.
1,735,000	4.272	08/28/23	1,832,559

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(e) – (continued)
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.(d)
$535,000	7.250%		08/15/26	$ 567,100
Par Pharmaceutical, Inc.(d)
480,000	7.500		04/01/27	480,000

				26,001,563

Pipelines(e) – 3.2%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(d)
480,000	6.125		11/15/22	470,400
Buckeye Partners LP
1,145,000	4.350		10/15/24	1,148,916
2,247,000	3.950		12/01/26	2,154,311
688,000	4.125		12/01/27	663,707
Cheniere Energy Partners LP(d)
2,000,000	4.500		10/01/29	2,055,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
465,000	6.250		04/01/23	474,300
465,000	5.750		04/01/25	474,300
475,000	5.625	(d)	05/01/27	482,125
Energy Transfer Operating LP
6,075,000	3.600		02/01/23	6,219,646
EQM Midstream Partners LP
4,150,000	4.750		07/15/23	4,163,363
Genesis Energy LP/Genesis Energy Finance Corp.
2,870,000	6.750		08/01/22	2,898,700
595,000	6.000		05/15/23	589,050
Global Partners LP/GLP Finance Corp.(d)
445,000	7.000		08/01/27	472,812
NGL Energy Partners LP/NGL Energy Finance Corp.(d)
520,000	7.500		04/15/26	503,100
Plains All American Pipeline LP/PAA Finance Corp.
4,925,000	3.600		11/01/24	5,079,793
Sabine Pass Liquefaction LLC
800,000	5.625		04/15/23	870,624
5,550,000	5.625		03/01/25	6,231,928
The Williams Cos., Inc.
5,975,000	3.600		03/15/22	6,136,624

				41,088,699

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – 1.3%
China Evergrande Group(e)
$750,000	8.250%	03/23/22	$ 701,250
Corporacion Geo SA(h)
557,340	8.000	04/13/21	—
Kaisa Group Holdings Ltd.(e)
800,000	9.375	06/30/24	759,000
MPT Operating Partnership LP/MPT Finance Corp.(e)
3,080,000	4.625	08/01/29	3,177,390
Realogy Group LLC/Realogy Co-Issuer Corp.(d)(e)
1,585,000	9.375	04/01/27	1,648,400
SBA Communications Corp.(e)
3,800,000	4.000	10/01/22	3,871,250
Spirit Realty LP(e)
3,750,000	3.200	01/15/27	3,755,362
Starwood Property Trust, Inc.(e)
1,550,000	5.000	12/15/21	1,608,125
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(d)(e)
495,000	6.000	04/15/23	475,819
560,000	7.125	12/15/24	474,600

			16,471,196

Retailing(d)(e) – 0.6%
Beacon Roofing Supply, Inc.
1,635,000	4.875	11/01/25	1,639,087
eG Global Finance PLC
1,413,000	6.750	02/07/25	1,437,728
1,000,000	8.500	10/30/25	1,061,250
Golden Nugget, Inc.
440,000	8.750	10/01/25	470,800
PetSmart, Inc.
485,000	7.125	03/15/23	476,513
565,000	5.875	06/01/25	577,006
485,000	8.875	06/01/25	480,150
Staples, Inc.
460,000	7.500	04/15/26	478,400
1,555,000	10.750	04/15/27	1,582,212

			8,203,146

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors – 1.4%
Broadcom Corp./Broadcom Cayman Finance Ltd.(e)
	$2,775,000	3.875%		01/15/27	$ 2,880,450
Broadcom, Inc.(d)(e)
	9,100,000	4.250		04/15/26	9,683,219
NXP B.V./NXP Funding LLC(d)
	3,325,000	4.125		06/01/21	3,408,391
NXP B.V./NXP Funding LLC(d)(e)
	1,975,000	4.875		03/01/24	2,150,676

					18,122,736

Software(e) – 1.0%
Camelot Finance SA(d)
	2,750,000	4.500		11/01/26	2,822,188
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.(d)
	3,347,000	5.750		03/01/25	3,455,777
Fidelity National Information Services, Inc.
EUR	1,600,000	0.750		05/21/23	1,831,781
	2,100,000	1.500		05/21/27	2,490,756
Rackspace Hosting, Inc.(d)
	$490,000	8.625		11/15/24	478,975
Solera LLC/Solera Finance, Inc.(d)
	1,000,000	10.500		03/01/24	1,060,000
The Dun & Bradstreet Corp.(d)
	415,000	10.250		02/15/27	478,806
Veritas US, Inc. / Veritas Bermuda Ltd.(d)
	475,000	7.500		02/01/23	475,000

					13,093,283

Telecommunication Services – 2.7%
Altice France SA(d)(e)
	420,000	8.125		02/01/27	475,650
	460,000	5.500		01/15/28	472,075
AT&T, Inc.(e)
	6,850,000	4.125		02/17/26	7,417,248
CenturyLink, Inc.
	1,680,000	5.800		03/15/22	1,764,000
	445,000	5.625	(e)	04/01/25	471,700
	465,000	5.125	(d)(e)	12/15/26	471,975

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
CommScope Technologies LLC(d)(e)
	$1,665,000	6.000%		06/15/25	$ 1,665,000
Connect Finco S.a.r.l./Connect US Finco LLC(d)(e)
	210,000	6.750		10/01/26	222,075
Digicel Group One Ltd.(d)(e)
	2,172,000	8.250		12/30/22	1,219,035
Digicel Ltd.(e)
	1,950,000	6.000	(d)	04/15/21	1,511,835
	909,000	6.000		04/15/21	704,748
Frontier Communications Corp.(d)(e)
	470,000	8.500		04/01/26	475,875
	455,000	8.000		04/01/27	475,475
Hughes Satellite Systems Corp.
	425,000	6.625		08/01/26	470,688
Intelsat Jackson Holdings SA(d)(e)
	2,900,000	8.000		02/15/24	2,976,125
SoftBank Group Corp.(e)
	2,175,000	4.750		09/19/24	2,204,906
Sprint Communications, Inc.
	2,875,000	6.000		11/15/22	3,011,562
Telecom Italia Capital SA
	950,000	7.200		07/18/36	1,125,750
	315,000	7.721		06/04/38	388,238
Verizon Communications, Inc.
	6,800,000	4.125		03/16/27	7,543,784

					35,067,744

Toys/Games/Hobbies(d)(e) – 0.2%
Mattel, Inc.
	995,000	6.750		12/31/25	1,068,381
	1,310,000	5.875		12/15/27	1,378,775

					2,447,156

Trucking & Leasing(d)(e) – 0.0%
Fortress Transportation & Infrastructure Investors LLC
	450,000	6.500		10/01/25	474,750

Water Utilities(b)(e) – 0.5%
Thames Water Utilities Finance PLC (-1x3M GBP LIBOR + 7.970%)
GBP	3,975,000	5.750		09/13/30	5,733,315

TOTAL CORPORATE OBLIGATIONS (Cost $531,521,265)					$ 504,405,102

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 40.7%
Collateralized Mortgage Obligations – 12.4%
Interest Only(i) – 2.7%
FHLMC REMIC Series 3753, Class SK(b) (-1x1M USD LIBOR + 6.050%)
$5,978,131	4.310%	11/15/38	$ 242,235
FHLMC REMIC Series 3852, Class SW(b) (-1x1M USD LIBOR + 6.000%)
3,209,484	4.260	05/15/41	501,909
FHLMC REMIC Series 4468, Class SY(b) (-1x1M USD LIBOR + 6.100%)
10,108,522	4.360	05/15/45	1,683,628
FHLMC STRIPS Series 304, Class C45
18,059,702	3.000	12/15/27	1,187,965
FNMA REMIC Series 2011-100, Class S(b) (-1x1M USD LIBOR + 6.450%)
7,913,914	4.658	10/25/41	1,297,013
FNMA REMIC Series 2012-88, Class SB(b) (-1x1M USD LIBOR + 6.670%)
7,301,784	4.878	07/25/42	1,237,890
GNMA REMIC Series 2010-35, Class DS(b) (-1x1M USD LIBOR + 5.680%)
7,588,581	3.915	03/20/40	1,204,413
GNMA REMIC Series 2010-85, Class SN(b) (-1x1M USD LIBOR + 5.940%)
9,377,194	4.175	07/20/40	1,618,131
GNMA REMIC Series 2013-103, Class DS(b) (-1x1M USD LIBOR + 6.150%)
9,285,626	4.385	07/20/43	1,683,217
GNMA REMIC Series 2013-117, Class PS(b) (-1x1M USD LIBOR + 6.150%)
12,828,693	4.385	04/20/43	1,825,111
GNMA REMIC Series 2013-134, Class DS(b) (-1x1M USD LIBOR + 6.100%)
81,043	4.335	09/20/43	14,566
GNMA REMIC Series 2013-152, Class TS(b) (-1x1M USD LIBOR + 6.100%)
227,952	4.335	06/20/43	39,680
GNMA REMIC Series 2014-11, Class NI
6,324,115	4.500	12/16/42	653,092
GNMA REMIC Series 2014-132, Class SL(b) (-1x1M USD LIBOR + 6.100%)
15,742,869	4.335	10/20/43	2,028,903
GNMA REMIC Series 2014-133, Class BS(b) (-1x1M USD LIBOR + 5.600%)
7,489,328	3.835	09/20/44	1,167,965

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(i) – (continued)
GNMA REMIC Series 2014-180, Class PI
$8,526,183	4.000%	08/20/44	$ 1,234,373
GNMA REMIC Series 2015-111, Class SM(b) (-1x1M USD LIBOR + 6.200%)
9,644,230	4.435	08/20/45	1,580,994
GNMA REMIC Series 2015-126, Class LS(b) (-1x1M USD LIBOR + 6.200%)
6,279,803	4.435	09/20/45	1,029,458
GNMA REMIC Series 2015-129, Class IC
3,128,085	4.500	09/16/45	576,726
GNMA REMIC Series 2015-133, Class SA(b) (-1x1M USD LIBOR + 5.700%)
3,599,025	3.935	09/20/45	534,443
GNMA REMIC Series 2015-133, Class SB(b) (-1x1M USD LIBOR + 5.700%)
4,978,934	3.935	09/20/45	702,169
GNMA REMIC Series 2015-144, Class QS(b) (-1x1M USD LIBOR + 5.700%)
10,536,469	3.935	10/20/45	1,506,362
GNMA REMIC Series 2015-168, Class SD(b) (-1x1M USD LIBOR + 6.200%)
18,169,573	4.435	11/20/45	3,295,136
GNMA REMIC Series 2015-95, Class GI
29,169,653	4.500	07/16/45	6,124,014
GNMA REMIC Series 2016-6, Class S(b) (-1x1M USD LIBOR + 5.650%)
13,414,047	3.885	01/20/46	2,114,853

			35,084,246

Regular Floater(b) – 0.4%
FHLMC REMIC Series 3231, Class FB (1M USD LIBOR + 0.350%)
334,098	2.090	10/15/36	333,196
FHLMC REMIC Series 3314, Class FC (1M USD LIBOR + 0.400%)
202,472	2.140	12/15/36	202,310
FHLMC REMIC Series 3371, Class FA (1M USD LIBOR + 0.600%)
302,242	2.340	09/15/37	304,551
FHLMC REMIC Series 3545, Class FA (1M USD LIBOR + 0.850%)
173,668	2.590	06/15/39	175,392
FHLMC REMIC Series 3827, Class KF (1M USD LIBOR + 0.370%)
503,716	2.110	03/15/41	503,104
FNMA REMIC Series 2006-45, Class TF (1M USD LIBOR + 0.400%)
627,943	2.192	06/25/36	627,466
FNMA REMIC Series 2006-76, Class QF (1M USD LIBOR + 0.400%)
682,742	2.192	08/25/36	682,228

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Regular Floater(b) – (continued)
FNMA REMIC Series 2006-79, Class PF (1M USD LIBOR + 0.400%)
$710,987	2.192%	08/25/36	$ 710,446
FNMA REMIC Series 2007-33, Class HF (1M USD LIBOR + 0.350%)
887,367	2.142	04/25/37	884,985
FNMA REMIC Series 2007-75, Class VF (1M USD LIBOR + 0.450%)
249,848	2.242	08/25/37	250,124
FNMA REMIC Series 2009-84, Class WF (1M USD LIBOR + 1.100%)
94,721	2.892	10/25/39	96,144

			4,769,946

Sequential Fixed Rate – 0.4%
Residential Accredit Loans, Inc. Series 2006-QS2, Class 1A9
391,763	5.500	02/25/36	351,465
Residential Accredit Loans, Inc. Series 2006-QS6, Class 1A13
645,151	6.000	06/25/36	576,502
Residential Accredit Loans, Inc. Series 2006-QS9, Class 1A11
1,250,861	6.500	07/25/36	1,173,623
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
968,004	6.000	08/25/36	837,361
Residential Funding Mortgage Securities I Series 2007-S9, Class 1A1
3,068,355	6.000	10/25/37	2,513,279

			5,452,230

Sequential Floating Rate(b) – 8.9%
American Home Mortgage Investment Trust Series 2007-2, Class 11A1 (1M USD LIBOR + 0.230%)
3,139,521	2.022	03/25/47	1,898,827
Banc of America Funding Trust Series 2006-H, Class 6A1 (1M USD LIBOR + 0.190%)
14,124,823	1.955	10/20/36	12,145,283
Banc of America Funding Trust Series 2007-2, Class 2A1
41,080	4.428	03/25/37	40,436
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2(d) (1M USD LIBOR + 2.400%)
4,830,772	4.192	04/25/31	4,873,874
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2(d) (1M USD LIBOR + 2.300%)
4,205,000	4.092	08/25/31	4,233,778
Connecticut Avenue Securities Trust Series 2019-R03, Class 1M2(d) (1M USD LIBOR + 2.150%)
635,000	3.942	09/25/31	638,349
Countrywide Alternative Loan Trust Series 2005-26CB, Class A1 (1M USD LIBOR + 0.500%)
475,424	2.292	07/25/35	385,195

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12 (1M USD LIBOR + 0.800%)
	$623,675	2.592%	12/25/35	$ 566,788
Countrywide Alternative Loan Trust Series 2005-9CB, Class 1A5 (1M USD LIBOR + 0.500%)
	519,657	2.292	05/25/35	465,238
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A2B (1M USD LIBOR + 0.170%)
	613,555	1.962	11/25/36	641,883
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A3 (1M USD LIBOR + 0.500%)
	3,206,243	2.292	08/25/37	2,635,712
Credit Suisse European Mortgage Capital Ltd. Series 2015-1HWA, Class A(d) (3M Euribor + 2.750%)
EUR	2,992,486	2.750	05/22/20	3,356,671
FHLMC Structured Agency Credit Risk Debt Notes Trust Series 2016-DNA3, Class M3 (1M USD LIBOR + 5.000%)
	$350,000	6.792	12/25/28	380,727
FHLMC Structured Agency Credit Risk Debt Notes Trust Series 2019-DNA1, Class M2(d) (1M USD LIBOR + 2.650%)
	1,030,000	4.442	01/25/49	1,047,428
FNMA Connecticut Avenue Securities Series 2018-C01, Class 1M2 (1M USD LIBOR + 2.250%)
	2,837,000	4.042	07/25/30	2,874,450
FNMA Connecticut Avenue Securities Series 2018-C03, Class 1M2 (1M USD LIBOR + 2.150%)
	2,175,000	3.942	10/25/30	2,191,778
FNMA Connecticut Avenue Securities Series 2016-C01, Class 1M2 (1M USD LIBOR + 6.750%)
	1,571,606	8.542	08/25/28	1,732,444
FNMA Connecticut Avenue Securities Series 2016-C07, Class 2M2 (1M USD LIBOR + 4.350%)
	1,631,340	6.142	05/25/29	1,715,304
FNMA Connecticut Avenue Securities Series 2017-C07, Class 1M2 (1M USD LIBOR + 2.400%)
	1,565,000	4.192	05/25/30	1,590,953
FNMA Connecticut Avenue Securities Series 2018-C06, Class 1M2 (1M USD LIBOR + 2.000%)
	1,462,474	3.792	03/25/31	1,463,886
Indymac Index Mortgage Loan Trust Series 2005-AR10, Class A1 (1M USD LIBOR + 0.260%)
	3,045,028	2.052	06/25/35	2,809,226
Lehman XS Trust Series 2007-5H, Class 3A4
	3,805,092	3.180	05/25/37	3,676,175

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
GBP	6,136,044	1.639%	11/15/49	$ 8,121,293
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 1A1 (12M MTA + 0.800%)
	$5,424,046	3.040	12/25/46	7,661,030
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A (12M MTA + 0.850%)
	856,389	3.090	12/25/46	1,263,099
Master Adjustable Rate Mortgages Trust Series 2007-3, Class 12A1 (1M LIBOR + 0.200%)
	1,073,667	1.992	05/25/47	1,159,189
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-AR4, Class A4A (1M USD LIBOR + 0.240%)
	1,296,252	2.032	12/25/36	1,259,188
Residential Accredit Loans, Inc. Series 2005-QA12, Class CB3
	2,260,463	4.761	12/25/35	2,095,985
Residential Accredit Loans, Inc. Series 2005-QO5, Class A1 (12M MTA + 1.000%)
	2,989,573	3.240	01/25/46	2,762,781
Residential Accredit Loans, Inc. Series 2006-QO1, Class 3A1 (1M USD LIBOR + 0.270%)
	1,810,259	2.062	02/25/46	1,299,045
Residential Accredit Loans, Inc. Series 2006-QO7, Class 1A1 (12M MTA + 0.800%)
	3,348,784	3.040	09/25/46	3,235,305
Residential Accredit Loans, Inc. Series 2006-QO7, Class 3A2 (1M USD LIBOR + 0.205%)
	149,944	1.997	09/25/46	145,291
Residential Funding Mortgage Securities I Series 2005-SA5, Class 2A
	1,209,125	4.393	11/25/35	1,146,450
Ripon Mortgages PLC Series 1X, Class A1 (3M GBP LIBOR + 0.800%)
GBP	2,130,647	1.602	08/20/56	2,822,130
Ripon Mortgages PLC Series 1X, Class A2 (3M GBP LIBOR + 0.800%)
	21,737,432	1.602	08/20/56	28,792,131

				113,127,322

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 158,433,744

Commercial Mortgage-Backed Securities – 1.8%
Sequential Fixed Rate – 0.5%
WF-RBS Commercial Mortgage Trust Series 2012-C6, Class B
	$2,500,000	4.697%	04/15/45	$ 2,603,643
CSMC Trust Series 2014-USA, Class E(d)
	3,550,000	4.373	09/15/37	3,364,345

				5,967,988

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(d) – 1.3%
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class E
$12,450,000	3.786%	04/10/28		$ 12,458,369
Exantas Capital Corp. Ltd. Series 2018-RSO6, Class A (1M USD LIBOR + 0.830%)
3,841,921	2.567	06/15/35		3,838,937

				16,297,306

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 22,265,294

Federal Agencies – 26.5%
FHLMC – 0.1%
$14,749	5.000%	01/01/33		$ 16,228
575	5.000	03/01/33		632
8,073	5.000	04/01/33		8,880
1,222	5.000	05/01/33		1,344
4,037	5.000	06/01/33		4,441
25,367	5.000	07/01/33		27,903
36,421	5.000	08/01/33		40,053
4,419	5.000	09/01/33		4,854
7,272	5.000	10/01/33		8,000
15,908	5.000	11/01/33		17,499
8,828	5.000	12/01/33		9,711
8,367	5.000	01/01/34		9,203
26,638	5.000	02/01/34		29,354
11,570	5.000	03/01/34		12,809
19,886	5.000	04/01/34		22,037
27,956	5.000	05/01/34		30,768
385,407	5.000	06/01/34		424,280
6,923	5.000	11/01/34		7,672
104,672	5.000	04/01/35		115,137
4,419	5.000	11/01/35		4,861

				795,666

GNMA – 8.9%
23,321,037	5.000	12/20/48		24,647,785
11,450,919	4.500	01/20/49		11,999,606
10,000,000	2.500	TBA-30yr	(j)	10,036,510
65,000,000	3.000	TBA-30yr	(j)	66,768,656

				113,452,557

UMBS – 4.4%
7	5.500	01/01/20		7
1	5.500	06/01/20		1
315	5.500	07/01/20		315
25,371	5.500	05/01/25		26,010

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$37,129	4.500%	08/01/37	$ 39,784
8,964	4.500	04/01/39	9,742
14,141	4.000	08/01/39	15,156
7,688	4.000	09/01/39	8,240
39,537	4.500	10/01/39	42,969
5,276	4.500	05/01/41	5,727
21,841	4.500	06/01/41	23,683
30,052	4.500	08/01/41	32,645
7,468	4.500	10/01/41	8,107
3,678	4.500	11/01/42	3,982
35,105	4.500	12/01/43	38,119
52,540,330	5.000	10/01/49	56,203,964

			56,458,451

UMBS, 30 Year, Single Family(j) – 13.1%
76,000,000	2.500	TBA-30yr	75,122,306
44,000,000	3.000	TBA-30yr	44,619,071
13,000,000	4.000	TBA-30yr	13,522,937
10,000,000	4.500	TBA-30yr	10,529,688
23,000,000	5.000	TBA-30yr	24,588,438

			168,382,440

TOTAL FEDERAL AGENCIES			$ 339,089,114

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $504,621,413)			$ 519,788,152

Asset-Backed Securities(b) – 19.9%
Collateralized Loan Obligations(d) – 7.6%
ACIS CLO Ltd. Series 2014-4A, Class A (3M USD LIBOR + 1.420%)
$34,290,342	3.329%	05/01/26	$ 34,272,820
Crown Point CLO III Ltd. Series 2015-3A, Class A1AR (3M USD LIBOR + 0.910%)
30,199,558	2.911	12/31/27	30,201,219
Halsey Point CLO I Ltd. Series 2019-1A, Class A1A1 (3M USD LIBOR + 1.350%)
25,900,000	3.257	01/20/33	25,705,750
Mill City Mortgage Loan Trust Series 2017-2, Class A3
1,410,391	2.884	07/25/59	1,420,017
OCP CLO Ltd. Series 2014-5A, Class A2R (3M USD LIBOR + 1.400%)
2,950,000	3.336	04/26/31	2,893,086
OCP CLO Ltd. Series 2014-5A, Class BR (3M USD LIBOR + 1.800%)
2,200,000	3.736	04/26/31	2,073,759
OCP CLO Ltd. Series 2015-8A, Class A2AR (3M USD LIBOR + 1.450%)
850,000	3.452	04/17/27	850,268

			97,416,919

Home Equity – 0.3%
Lehman XS Trust Series 2007-3, Class 1BA2 (6M USD LIBOR + 0.500%)
162,316	2.407	03/25/37	156,115

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Home Equity – (continued)
Morgan Stanley Mortgage Loan Trust Series 2006-16AX, Class 1A (1M USD LIBOR + 0.170%)
$791,611	1.962%	11/25/36	$ 257,814
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-EQ1, Class A1 (1M USD LIBOR + 0.215%)
3,643,287	2.007	03/25/37	3,021,719

			3,435,648

Other(d) – 1.5%
Orec Ltd. Series 2018-CRE1, Class A (1M USD LIBOR + 1.180%)
3,947,000	2.920	06/15/36	3,944,546
Ready Capital Mortgage Financing LLC Series 2018-FL2, Class A (1M USD LIBOR + 0.850%)
2,374,565	2.642	06/25/35	2,370,232
TPG Real Estate Finance Issuer Ltd. Series 2018-FL2, Class A (1M USD LIBOR + 1.130%)
13,225,000	2.867	11/15/37	13,216,707

			19,531,485

Student Loan – 10.5%
Academic Loan Funding Trust Series 2012-1A, Class A2(d) (1M USD LIBOR + 1.100%)
8,892,855	2.892	12/27/44	8,945,924
Access Group, Inc. Series 2015-1, Class A(d) (1M USD LIBOR + 0.700%)
19,821,482	2.492	07/25/56	19,425,491
EFS Volunteer No. 3 LLC Series 2012-1, Class A3(d) (1M USD LIBOR + 1.000%)
4,596,608	2.792	04/25/33	4,573,652
Scholar Funding Trust Series 2010-A, Class A(d) (3M USD LIBOR + 0.750%)
20,099,641	2.686	10/28/41	20,027,004
SLC Student Loan Trust Series 2005-3, Class A3 (3M USD LIBOR + 0.120%)
5,264,354	2.014	06/15/29	5,228,198
SLM Student Loan Trust Series 2003-7A, Class A5A(d) (3M USD LIBOR + 1.200%)
24,776,778	3.094	12/15/33	24,559,300
SLM Student Loan Trust Series 2006-10, Class A5A (3M USD LIBOR + 0.100%)
58,615	2.040	04/25/27	58,587
SLM Student Loan Trust Series 2008-2, Class A3 (3M USD LIBOR + 0.750%)
11,296,464	2.690	04/25/23	11,116,184
SLM Student Loan Trust Series 2008-3, Class A3 (3M USD LIBOR + 1.000%)
12,181,750	2.940	10/25/21	12,139,451

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Student Loan – (continued)
SLM Student Loan Trust Series 2008-6, Class A4 (3M USD LIBOR + 1.100%)
	$16,862,571	3.040%	07/25/23	$ 16,774,067
SLM Student Loan Trust Series 2008-8, Class A4 (3M USD LIBOR + 1.500%)
	5,666,974	3.440	04/25/23	5,693,034
South Texas Higher Education Authority, Inc. Series 2013-1, Class A1 (1M USD LIBOR + 0.600%)
	6,041,721	2.309	12/03/29	5,986,923

				134,527,815

TOTAL ASSET-BACKED SECURITIES (Cost $253,748,467)				$ 254,911,867

Foreign Debt Obligations – 5.8%
Sovereign – 5.8%
Dominican Republic
DOP	30,000,000	18.500%	02/04/28	$ 783,468
Japanese Government CPI Linked Bond
JPY	4,280,926,519	0.100	03/10/26	40,266,043
	475,496,112	0.100	03/10/29	4,496,765
Mexico Cetes(k)
MXN	69,164,380	0.000	01/30/20	3,609,940
	9,525,690	0.000	02/27/20	494,396
	9,525,690	0.000	03/05/20	494,434
	205,437,300	0.000	03/12/20	10,631,564
Republic of Argentina
EUR	3,430,000	3.375	01/15/23	1,731,344
	4,790,000	5.250	01/15/28	2,374,169
Republic of Egypt(d)
	$2,790,000	4.550	11/20/23	2,849,287
Republic of Indonesia
	5,310,000	4.450	02/11/24	5,714,887
Republic of South Africa
	670,000	5.750	09/30/49	652,212

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $80,505,471)				$ 74,098,509

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – 1.6%
Illinois – 0.8%
Illinois State GO Bonds Build America Series 2010(e)
$4,470,000	7.350%	07/01/35	$ 5,425,686
Illinois State GO Bonds Taxable-Pension Series 2003
4,280,000	5.100	06/01/33	4,613,968

			10,039,654

Minnesota(b)(e) – 0.2%
Northstar Education Finance, Inc. (Student Loan Asset Backed) Series 2007-1, Class A1 (3M USD LIBOR + 0.000%)
2,284,974	2.036	04/28/30	2,278,357

Puerto Rico(e)(g) – 0.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2018 A-1
608,000	4.500	07/01/34	648,778
306,000	4.550	07/01/40	316,808
1,811,000	4.750	07/01/53	1,890,720
4,687,000	5.000	07/01/58	4,973,048

			7,829,354

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $18,585,463)			$ 20,147,365

U.S. Treasury Obligations(l) – 0.2%
United States Treasury Bill(k)
$677,000	0.000%	03/05/20	$ 675,238
United States Treasury Bond
10,000	2.750	11/15/47	10,724
United States Treasury Note
1,270,000	2.750	02/28/25	1,334,988

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,949,200)			$ 2,020,950

Units	Expiration Date		Value

Warrant(g) – 0.0%
True Religion Warrant
2,355	10/27/22		$ —
True Religion Warrant 2
8,897	10/27/22		—

TOTAL WARRANT (Cost $—)			$ —

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $1,420,434,849)			$1,404,978,950

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investment(b)(d) – 0.9%
Certificate of Deposit – 0.9%
Societe Generale SA(FEDL01 + 0.450%)
$12,000,000	2.000%	08/17/20	$ 12,003,709
(Cost $12,000,000)

TOTAL INVESTMENTS – 110.9% (Cost $1,432,434,849)			$1,416,982,659

LIABILITIES IN EXCESS OF OTHER ASSETS – (10.9)%			(139,461,101)

NET ASSETS – 100.0%			$1,277,521,558

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2019. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2019.

(c)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Pay-in-kind securities.

(g)	Security is currently in default and/or non-income producing.

(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(i)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(j)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $245,187,606 which represents approximately 19.2% of the Fund’s net assets as of December 31, 2019.

(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(l)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
CPI	— Consumer Price Index
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTA	— Monthly Treasury Average
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PI	— Private Investment
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	3,766,429	EUR	2,346,992	03/18/20	$2,642
	AUD	2,880,000	USD	1,981,958	01/29/20	40,614
	AUD	28,193,259	USD	19,458,441	03/18/20	364,630
	BRL	206,348,466	USD	50,231,726	01/03/20	1,057,727
	BRL	55,828,188	USD	13,725,880	02/04/20	137,795
	CAD	3,441,167	CHF	2,548,184	03/18/20	3,045
	CAD	10,390,226	EUR	7,077,251	03/18/20	25,947
	CAD	8,510,256	USD	6,437,064	01/30/20	117,656
	CAD	39,900,236	USD	30,385,793	03/18/20	349,395
	CHF	13,589,981	EUR	12,435,773	03/18/20	102,751
	CHF	10,547,694	GBP	8,232,938	03/18/20	30,685
	CHF	2,560,968	JPY	285,719,474	03/18/20	19,617
	CHF	5,175,380	USD	5,296,674	03/18/20	80,802
	CNH	251,153,163	USD	35,774,755	03/18/20	239,425
	COP	31,992,016,568	USD	9,548,314	02/04/20	171,440
	CZK	1,156,671,281	USD	50,409,223	03/18/20	622,727
	EUR	981,865	CAD	1,435,810	03/18/20	777
	EUR	2,359,228	HUF	778,276,324	03/18/20	11,334
	EUR	12,290,946	USD	13,637,742	02/20/20	192,265
	EUR	32,248,765	USD	36,058,640	03/18/20	292,971
	GBP	1,976,567	USD	2,615,314	03/18/20	8,498
	HUF	1,208,304,897	EUR	3,638,632	03/18/20	9,642
	HUF	6,096,255,633	USD	20,515,752	03/18/20	226,460
	IDR	17,452,144,790	USD	1,244,803	01/21/20	14,794
	ILS	24,479,670	USD	7,051,664	03/18/20	67,457
	INR	539,857,797	USD	7,525,740	01/21/20	39,693
	INR	2,440,319,143	USD	33,870,317	02/03/20	285,817
	JPY	286,448,429	USD	2,633,396	03/18/20	14,698
	KRW	28,454,048,481	USD	24,004,540	02/25/20	638,200
	MXN	103,145,767	USD	5,212,862	02/14/20	205,968
	MXN	778,599,294	USD	39,662,838	03/18/20	1,039,767
	NOK	352,320,919	EUR	34,727,858	03/18/20	993,951
	NOK	630,184,700	USD	68,909,574	03/18/20	2,887,610
	NZD	4,048,665	CAD	3,519,221	03/18/20	17,794
	NZD	22,346,928	USD	14,786,441	03/18/20	274,580
	PLN	16,889,887	USD	4,391,576	01/16/20	60,468
	PLN	186,666,608	USD	48,366,448	03/18/20	844,847
	RUB	3,431,030,956	USD	53,536,262	01/27/20	1,553,155
	SEK	25,136,606	USD	2,650,830	03/18/20	43,027
	SGD	26,787,835	USD	19,777,245	03/18/20	155,515
	USD	1,221,287	BRL	4,910,795	02/04/20	1,801
	USD	7,342,125	CLP	5,499,835,938	01/21/20	25,822
	USD	2,569,727	COP	8,433,304,503	02/04/20	7,536
	USD	23,725,460	INR	1,688,602,162	01/21/20	61,809
	USD	1,668,726	KRW	1,926,210,606	02/25/20	524
	USD	2,601,858	MXN	49,586,940	03/18/20	9,617
	USD	14,511,378	TRY	87,333,444	03/18/20	117,580
	ZAR	59,845,693	USD	4,176,807	03/18/20	52,140

TOTAL						$13,523,015

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	3,707,434	CAD	3,394,497	03/18/20	$(8,035)
	AUD	8,437,401	NOK	52,306,568	03/18/20	(26,853)
	CAD	3,466,252	NOK	23,749,667	03/18/20	(35,751)
	CNH	36,852,545	USD	5,287,924	03/18/20	(3,443)
	EUR	18,169,177	CZK	465,585,915	03/18/20	(60,744)
	EUR	7,012,461	GBP	5,982,337	03/18/20	(36,691)
	EUR	9,514,574	NOK	96,629,713	03/18/20	(283,994)
	EUR	12,446,426	PLN	53,316,538	03/18/20	(26,024)
	GBP	2,013,105	CAD	3,543,367	03/18/20	(57,143)
	GBP	2,006,638	CHF	2,644,367	03/18/20	(83,898)
	GBP	3,977,310	EUR	4,739,138	03/18/20	(62,357)
	GBP	4,053,655	USD	5,479,832	03/18/20	(98,769)
	HUF	1,574,653,510	EUR	4,761,223	03/18/20	(9,287)
	INR	365,100,762	USD	5,138,759	01/21/20	(22,328)
	JPY	285,536,094	AUD	3,820,300	03/18/20	(46,446)
	JPY	288,143,681	EUR	2,394,550	03/18/20	(35,432)
	JPY	2,749,108,872	USD	25,461,627	03/18/20	(47,287)
	SEK	119,139,932	EUR	11,372,044	03/18/20	(50,777)
	SEK	49,818,827	NOK	48,424,339	03/18/20	(177,985)
	TRY	176,652,708	USD	29,855,114	03/18/20	(740,228)
	USD	45,936,167	AUD	66,830,047	03/18/20	(1,052,965)
	USD	50,627,839	BRL	206,348,466	01/03/20	(661,615)
	USD	10,432,839	BRL	42,372,086	02/04/20	(89,315)
	USD	6,771,050	CAD	8,951,809	01/30/20	(123,761)
	USD	66,271,993	CAD	87,676,312	03/18/20	(1,265,148)
	USD	88,705,956	CHF	87,086,946	03/18/20	(1,781,698)
	USD	2,636,581	CLP	2,010,925,617	01/21/20	(38,507)
	USD	42,310,709	CNH	298,763,309	03/18/20	(530,541)
	USD	14,123,294	COP	49,321,601,766	02/04/20	(861,503)
	USD	16,040,966	EUR	14,481,980	02/20/20	(254,436)
	USD	25,507,858	EUR	22,769,185	03/18/20	(158,135)
	USD	44,604,475	GBP	34,465,887	02/12/20	(1,103,757)
	USD	15,197,889	GBP	11,592,526	03/18/20	(190,721)
	USD	2,649,838	HUF	787,063,002	03/18/20	(28,106)
	USD	50,564,963	ILS	174,648,931	03/18/20	(226,042)
	USD	11,823,796	INR	845,091,408	01/21/20	(19,107)
	USD	44,763,776	JPY	4,859,475,000	02/05/20	(48,748)
	USD	15,711,949	KRW	18,302,116,322	02/25/20	(138,670)
	USD	3,544,979	MXN	68,506,716	01/30/20	(61,112)
	USD	3,779,995	MXN	74,793,943	02/14/20	(149,353)
	USD	482,846	MXN	9,382,189	02/27/20	(9,160)
	USD	6,284,877	MXN	122,212,955	03/05/20	(116,528)
	USD	4,567,255	MXN	88,879,925	03/12/20	(83,291)
	USD	15,330,952	MXN	297,454,686	03/18/20	(218,997)
	USD	844,184	NOK	7,746,240	02/14/20	(38,299)
	USD	52,374,000	NZD	79,826,722	03/18/20	(1,426,322)
	USD	4,443,868	PLN	17,091,000	01/16/20	(61,188)
	USD	15,152,141	RUB	966,533,417	01/27/20	(366,743)
	USD	46,175,310	SEK	437,427,166	03/18/20	(703,194)
	USD	19,527,089	SGD	26,703,685	03/18/20	(343,055)
	USD	2,606,493	TRY	15,827,144	03/18/20	(2,047)
	USD	25,883,230	TWD	781,166,225	02/24/20	(341,050)
	USD	10,044,362	ZAR	148,382,559	03/18/20	(440,971)

TOTAL						$(14,847,557)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At December 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 10 Year Government Bonds	11	03/16/20	$1,103,529	$(7,390)
Japan 10 Year Government Bonds	11	03/13/20	15,406,378	(4,595)
Ultra Long U.S. Treasury Bonds	259	03/20/20	47,048,969	(982,650)
3 Month SOFR	335	03/17/20	82,443,500	348
10 Year U.S. Treasury Notes	4,601	03/20/20	590,869,047	(4,191,189)

Total				$(5,185,476)

Short position contracts:
Eurodollars	(11)	03/16/20	(2,702,287)	(16,663)
Eurodollars	(105)	06/15/20	(25,806,375)	(161,944)
Eurodollars	(3)	12/14/20	(737,850)	(3,596)
Ultra 10 Year U.S. Treasury Notes	(802)	03/20/20	(112,843,906)	1,606,019
30 Day Federal Funds	(67)	01/31/20	(27,485,459)	(2,216)
30 Day Federal Funds	(67)	02/28/20	(27,483,365)	5,464
30 Day Federal Funds	(34)	03/31/20	(13,946,782)	4,894
2 Year U.S. Treasury Notes	(2,467)	03/31/20	(531,638,500)	293,479
5 Year U.S. Treasury Notes	(2,588)	03/31/20	(306,961,063)	613,710
20 Year U.S. Treasury Bonds	(270)	03/20/20	(42,094,688)	758,150

Total				$3,097,297

TOTAL FUTURES CONTRACTS				$(2,088,179)

SWAP CONTRACTS — At December 31, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M EURO(a)	0.000%(b)	03/18/25	EUR	79,080	(c)	$412,314	$691,959	$(279,645)
6M JYOR(a)	0.010	03/23/27	JPY	618,170	(c)	(31,805)	(15,801)	(16,004)
6M JYOR(a)	0.250	03/19/30		1,929,490	(c)	3,880	(226,383)	230,263
6M EURO(a)	0.500(b)	03/18/30	EUR	38,770	(c)	1,186,113	1,588,062	(401,949)
6M AUDOR(a)	1.200	06/17/27	AUD	61,600	(c)	(538,878)	(231,832)	(307,046)
3M LIBOR(b)	1.259	12/15/21	$	137,820	(c)	(420,461)	(29,312)	(391,149)
3M KWCDC(d)	1.500	03/18/22	KRW	162,992,570		541,373	493,492	47,881
3M NZDOR(d)	1.500(a)	03/18/25	NZD	53,660		60,197	176,853	(116,656)
6M AUDOR(a)	1.500	03/18/25	AUD	171,180	(c)	1,736,427	2,582,481	(846,054)
3M LIBOR(d)	1.654(a)	08/15/29	$	66,370	(c)	(1,309,685)	(67,421)	(1,242,264)
6M AUDOR(a)	1.750	03/18/30	AUD	36,190	(c)	489,557	1,039,996	(550,439)
6M CDOR(a)	1.750	03/18/22	CAD	427,030	(c)	(1,599,632)	(2,108,336)	508,704
6M CDOR(a)	1.750	03/18/25		99,450	(c)	(1,128,594)	(757,900)	(370,694)
6.260%(e)	1M BID Average	01/02/25	BRL	46,775		(3,267)	6,351	(9,618)
3M LIBOR(d)	2.000(a)	03/18/30	$	27,300	(c)	246,192	371,038	(124,846)
6M CDOR(a)	2.000	03/18/30	CAD	53,800		(658,240)	(169,238)	(489,003)
6M NIBOR(a)	2.000(b)	03/19/30	NOK	238,400	(c)	(166,665)	51,028	(217,693)
6M CDOR(a)	3.000	06/19/29	CAD	45,290	(c)	1,142,509	1,256,076	(113,567)
0.000(d)	3M LIBOR	07/25/24	$	312,900		11,546	4,941	6,605
1.333(b)	3M LIBOR	11/15/26		200,690	(c)	2,890,277	78,712	2,811,565
1.500(a)	3M LIBOR(d)	03/18/22		37,430	(c)	119,319	53,203	66,116
1.750(a)	3M LIBOR(d)	03/18/22		297,200	(c)	(506,607)	(1,160,049)	653,442
1.750(a)	3M LIBOR(d)	03/18/25		149,190	(c)	(183,952)	(709,125)	525,174
1.842(a)	3M LIBOR(d)	05/15/45		69,280	(c)	3,482,414	137,650	3,344,764
2.250(a)	3M LIBOR(d)	03/18/50		3,890	(c)	(137,324)	(217,978)	80,654
3.000(a)	3M LIBOR(d)	06/19/29		32,050	(c)	(1,371,775)	(2,044,667)	672,892

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.000%(b)	3M NIBOR(a)	03/18/30	NOK	513,190	(c)	$374,788	$(252,402)	$627,190
2.000(b)	3M NIBOR(a)	03/18/25		1,274,370	(c)	40,179	(368,923)	409,102
0.500(b)	3M STIBOR(d)	03/18/30	SEK	626,450	(c)	1,397,595	557,516	840,079
1M BID Average(e)	5.440%	01/03/22	BRL	88,490		95,015	9,504	85,511
1M BID Average(f)	5.750	01/02/23		68,725		25,159	(4,833)	29,992
Mexico IB TIIE 28D(e)	6.600	03/16/22	MXN	1,080,840	(c)	56,398	(14,522)	70,920
1M BID Avg(e)	6.660	01/02/23	BRL	10,840		73,574	20,730	52,844
0.780(a)	6M AUDOR	06/17/21	AUD	481,740	(c)	651,714	241,304	410,410
0.002(b)	6M EURO(a)	09/16/30	EUR	84,370	(c)	2,735,705	1,745,341	990,364
0.330(a)	6M EURO(b)	05/12/31		2,340	(c)	9,767	12,000	(2,233)
1.250(b)	6M EURO(a)	12/19/28		2,630		(335,486)	(70,970)	(264,516)
0.050(a)	6M JYOR	03/10/29	JPY	486,500	(c)	26,044	13,126	12,918
1M BID Avg(e)	7.250	01/02/20	BRL	3		12	1	11
8.360(e)	Mexico IB TIIE 28D	03/18/20	MXN	2,893,000		(303,448)	(1,124,288)	820,840

TOTAL						$9,112,249	$1,557,384	$7,554,865

(a)	Payments made semi-annually
(b)	Payments made annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2019.
(d)	Payments made quarterly.
(e)	Payments made monthly.
(f)	Payments made at the termination date.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at December 31, 2019(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)%	0.057%	Barclays Bank PLC	06/20/21	$10,330	$(146,431)	$13,747	$(160,178)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.057	Citibank NA	06/20/21	2,060	(29,202)	5,887	(35,089)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.057	Deutsche Bank AG (London)	06/20/21	11,160	(158,196)	12,432	(170,628)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.057	JPMorgan Securities, Inc.	06/20/21	3,640	(51,598)	5,557	(57,155)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.057	UBS AG (London)	06/20/21	5,910	(83,776)	8,752	(92,528)

TOTAL						$(469,203)	$46,375	$(515,578)

(a)	Payments made quarterly
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2019(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)%	0.220%	12/20/23	$5,890	$(179,658)	$(54,580)	$(125,078)
Republic of Argentine, 7.500%, 04/22/26	(5.000)	65.219	12/20/22	9,560	5,210,936	321,390	4,889,546
Protection Sold:
CDX.NA.HY. Index 33	5.000	2.799	12/20/24	9,009	882,131	576,318	305,813
CDX.NA.IG Index 32	1.000	0.394	06/20/24	124,300	3,280,330	2,406,735	873,595
CDX.NA.IG Index 33	1.000	0.453	12/20/24	290,525	7,630,145	5,381,005	2,249,140
Federative Republic of Brazil, 4.250%, 01/07/25	1.000	0.314	06/20/20	1,150	4,125	2,768	1,357
General Electric Co. 2.700%, 10/09/22	1.000	0.776	06/20/24	3,650	36,135	(55,744)	91,879
General Electric Co. 2.700%, 10/09/22	1.000	0.866	12/20/24	1,550	10,287	(24,528)	34,815
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.575	12/20/24	3,250	66,970	43,194	23,776
People’s Republic of China, 7.500%, 10/28/27	1.000	0.110	06/20/22	75,980	1,677,307	1,371,470	305,837
Petroleo Brasileiro SA, 5.375, 01/27/21	1.000	0.228	03/20/20	3,130	6,387	3,468	2,919
Republic of Colombia, 10.375%, 01/28/33	1.000	0.519	12/20/23	16,980	319,734	(259,875)	579,609
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.563	06/20/24	8,760	167,637	51,114	116,523
Russian Federation, 7.500%, 03/31/30	1.000	0.550	12/20/24	1,340	29,226	4,780	24,446
State of Qatar, 9.750%, 06/15/30	1.000	0.312	06/20/24	1,330	40,111	25,861	14,250
State of Qatar, 9.750%, 06/15/30	1.000	0.367	12/20/24	520	15,961	10,927	5,034

TOTAL					$19,197,764	$9,804,303	$9,393,461

(a)	Payments made quarterly
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Paid by the Fund(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Markit MBX Fannie-Mae Index, 30 yr Fixed Rate, 6.500%, Series 67	1M LIBOR	CS International (London)	01/12/38	11,343	$34,950	$17,038	$17,912
Markit MBX Ginnie-Mae Index, 30 yr Fixed Rate, 4.500%, Series 10	1M LIBOR	JPMorgan Securities, Inc.	01/12/41	11,741	(1,075)	32,763	(33,838)

TOTAL					$33,875	$49,801	$(15,926)

(a)	Payments made monthly.
(b)	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2019, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1M IRS	Citibank NA	1.736%	01/13/2020	38,400,000	$38,400,000	$22,822	$320,064	$(297,242)
1Y IRS	UBS AG (London)	1.270	08/27/2020	33,200,000	33,200,000	117,889	669,583	(551,694)
6M IRS	Barclays Bank PLC	1.300	03/11/2020	32,080,000	32,080,000	16,404	300,750	(284,346)

				103,680,000	$103,680,000	$157,115	$1,290,397	$(1,133,282)

Puts
1M IRS	Citibank NA	1.736	01/13/2020	38,400,000	38,400,000	587,983	320,064	267,919
3M IRS	JPMorgan Securities, Inc.	1.683	02/19/2020	45,800,000	45,800,000	1,024,864	540,440	484,424
3M IRS	JPMorgan Securities, Inc.	1.734	02/18/2020	52,200,000	52,200,000	969,683	641,053	328,630
3M IRS	JPMorgan Securities, Inc.	2.183	02/19/2020	45,800,000	45,800,000	68,336	50,380	17,956
6M IRS	Deutsche Bank AG (London)	1.985	06/09/2020	28,800,000	28,800,000	353,900	288,000	65,900

				211,000,000	$211,000,000	$3,004,766	$1,839,937	$1,164,829

Total Purchased option contracts				314,680,000	$314,680,000	$3,161,881	$3,130,334	$31,547

Written option contracts
Calls
10M IRS	JPMorgan Securities, Inc.	0.065	09/14/2020	(19,490,000)	(19,490,000)	(154,350)	(244,582)	90,232
1Y IRS	Deutsche Bank AG (London)	0.065	09/14/2020	(61,990,000)	(61,990,000)	(490,929)	(1,331,466)	840,537
1Y IRS	JPMorgan Securities, Inc.	0.065	09/14/2020	(45,280,000)	(45,280,000)	(215,084)	(960,212)	745,128
1Y IRS	UBS AG (London)	0.065	09/14/2020	(44,250,000)	(44,250,000)	(350,437)	(1,189,674)	839,237
1Y IRS	UBS AG (London)	0.256	08/27/2020	(40,070,000)	(40,070,000)	(81,442)	(645,524)	564,082
5M IRS	Barclays Bank PLC	0.350	05/27/2020	(48,700,000)	(48,700,000)	(32,842)	(58,384)	25,542
5M IRS	UBS AG (London)	0.350	05/27/2020	(25,250,000)	(25,250,000)	(17,028)	(27,986)	10,958
6M IRS	Barclays Bank PLC	0.280	03/11/2020	(39,380,000)	(39,380,000)	(5,722)	(280,956)	275,234
6M IRS	Barclays Bank PLC	0.350	05/27/2020	(74,520,000)	(74,520,000)	(50,252)	(124,603)	74,351
6M IRS	UBS AG (London)	0.330	05/10/2021	(58,470,000)	(58,470,000)	(1,345,125)	(1,660,586)	315,461

				(457,400,000)	$(457,400,000)	$(2,743,211)	$(6,523,973)	$3,780,762

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts
10M IRS	JPMorgan Securities, Inc.	0.065%	09/14/2020	(19,490,000)	$(19,490,000)	$(615,786)	$(506,328)	$(109,458)
1Y IRS	Deutsche Bank AG (London)	0.065	09/14/2020	(61,990,000)	(61,990,000)	(1,958,574)	(1,331,466)	(627,108)
1Y IRS	JPMorgan Securities, Inc.	0.065	09/14/2020	(45,280,000)	(45,280,000)	(1,952,714)	(960,212)	(992,502)
1Y IRS	UBS AG (London)	0.065	09/14/2020	(44,250,000)	(44,250,000)	(1,398,078)	(746,725)	(651,353)
3M IRS	JPMorgan Securities, Inc.	1.582	02/18/2020	(183,000,000)	(183,000,000)	(424,964)	(430,050)	5,086
3M IRS	JPMorgan Securities, Inc.	1.933	02/19/2020	(91,600,000)	(91,600,000)	(680,151)	(349,225)	(330,926)
3M IRS	JPMorgan Securities, Inc.	1.984	02/18/2020	(52,200,000)	(52,200,000)	(285,051)	(210,632)	(74,419)
5M IRS	Barclays Bank PLC	0.100	05/27/2020	(48,700,000)	(48,700,000)	(254,497)	(191,537)	(62,960)
5M IRS	UBS AG (London)	0.100	05/27/2020	(25,250,000)	(25,250,000)	(131,952)	(86,756)	(45,196)
6M IRS	Barclays Bank PLC	0.100	05/27/2020	(74,520,000)	(74,520,000)	(389,426)	(182,532)	(206,894)
6M IRS	Deutsche Bank AG (London)	1.894	06/09/2020	(259,200,000)	(259,200,000)	(111,617)	(163,200)	51,583
6M IRS	Deutsche Bank AG (London)	2.235	06/09/2020	(28,800,000)	(28,800,000)	(148,046)	(124,800)	(23,246)
6M IRS	UBS AG (London)	0.330	05/10/2021	(58,470,000)	(58,470,000)	(1,494,274)	(1,266,358)	(227,916)

				(992,750,000)	$(992,750,000)	$(9,845,130)	$(6,549,821)	$(3,295,309)

Total Written option contracts				(1,450,150,000)	$(1,450,150,000)	$(12,588,341)	$(13,073,794)	$485,453

TOTAL				(1,135,470,000)	$(1,135,470,000)	$(9,426,460)	$(9,943,460)	$517,000

Abbreviations:
1M BID Avg	— 1 month Brazilian Interbank Deposit Average
CDX.NA.HY Index 33	— CDX North America High Yield Index 33
CDX.NA.IG Index 32	— CDX North America Investment Grade Index 32
CS International (London)	— Credit Suisse International (London)
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss.

Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to the Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Private Investments — Private investments may include, but are not limited to, investments in private equity or debt instruments. The investment manager estimates the fair value of private investments based upon various factors, including, but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in current and projected financial ratios or cash flows.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate and or credit default swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity,

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, basket of investments or indices, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investment are classified as Level 3 investments. GSAM did not develop the unobservable inputs for the valuation of Level 3 Assets and Liabilities. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2019:

BOND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$225,662,732	$—
Mortgage-Backed Obligations	—	262,591,520	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	8,002,481	11,251,058	—
Asset-Backed Securities	—	32,044,042	—
Foreign Debt Obligations	—	9,947,869	—
Municipal Debt Obligations	—	9,485,052	—
Investment Company	2,438,226	—	—
Short-term Investments	—	9,993,693	—

Total	$10,440,707	$560,975,966	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(13,723,281)	$—

Total	$—	$(13,723,281)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$2,173,208	$—
Futures Contracts(a)	168,842	—	—
Interest Rate Swap Contracts(a)	—	1,114,199	—
Credit Default Swap Contracts(a)	—	284,577	—
Options Purchased	—	374,051	—

Total	$168,842	$3,946,035	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(2,543,878)	$—
Futures Contracts(a)	(1,443,600)	—	—
Interest Rate Swap Contracts(a)	—	(512,556)	—
Credit Default Swap Contracts(a)	—	(155,829)	—
Written option contracts	—	(1,143,756)	—

Total	$(1,443,600)	$(4,356,019)	$—

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$492,165,850	$—
Mortgage-Backed Obligations	—	618,032,553	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	57,130,035	50,143,581	—
Asset-Backed Securities	—	83,801,151	—
Foreign Debt Obligations	—	14,822,560	—
Municipal Debt Obligations	—	21,407,867	—
Investment Company	37,183,090	—	—
Short-term Investments	—	24,984,232	—

Total	$94,313,125	$1,305,357,794	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(45,387,213)	$—

Total	$—	$(45,387,213)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$1,262,799	$—
Futures Contracts(a)	4,518	—	—
Interest Rate Swap Contracts(a)	—	1,052,666	—
Credit Default Swap Contracts(a)	—	991,016	—
Options Purchased	—	580,711	—

Total	$4,518	$3,887,192	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(2,178,185)	$—
Futures Contracts(a)	(2,254,016)	—	—
Interest Rate Swap Contracts(a)	—	(597,042)	—
Written option contracts	—	(1,103,606)	—

Total	$(2,254,016)	$(3,878,833)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GLOBAL INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Foreign Sovereign Debt Obligations	$162,262,553	$88,994,350	$—
Corporate Obligations	—	218,943,720	—
Asset-Backed Securities	—	44,063,175	—
Mortgage-Backed Obligations	—	191,451,239	—
U.S. Government Agencies	—	2,604,618	—
Municipal Debt Obligation	—	2,606,847	—
Investment Company	12,939,266	—	—

Total	$175,201,819	$548,663,949	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(20,312,319)	$—

Total	$—	$(20,312,319)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$2,171,429	$—
Futures Contracts(a)	113,040	—	—
Interest Rate Swap Contracts(a)	—	1,740,252	—
Credit Default Swap Contracts(a)	—	997,246	—
Options Purchased	—	248,093	—

Total	$113,040	$5,157,020	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(5,665,606)	$—
Futures Contracts(a)	(1,270,395)	—	—
Interest Rate Swap Contracts(a)	—	(1,084,178)	—
Credit Default Swap Contracts(a)	—	(268,251)	—
Written option contracts	—	(1,291,941)	—

Total	$(1,270,395)	$(8,309,976)	$—

INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Bank Loans	$—	$129,675	$—
Corporate Obligations	—	20,697,697	—
Mortgage-Backed Obligations	—	4,137,693	—
Foreign Debt Obligations	—	3,884,176	—

Total	$—	$28,849,241	$—

Derivative Type

Assets(a)
Futures Contracts	$7,691	$—	$—
Interest Rate Swap Contracts	—	1,018	—
Credit Default Swap Contracts	—	36,854	—

Total	$7,691	$37,872	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(7,430)	$—
Futures Contracts	(42,615)	—	—

Total	$(42,615)	$(7,430)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Bank Loans	$—	$29,607,005	$—
Corporate Obligations	—	504,405,102	—
Mortgage-Backed Obligations	—	519,788,152	—
Asset-Backed Securities	—	254,911,867	—
Foreign Debt Obligations	44,762,808	29,335,701	—
Municipal Debt Obligations	—	20,147,365	—
U.S. Treasury Obligations	2,020,950	—	—
Short-term Investments	—	12,003,709	—

Total	$46,783,758	$1,370,198,901	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$13,523,015	$—
Futures Contracts(a)	3,282,064	—	—
Interest Rate Swap Contracts(a)	—	13,298,241	—
Credit Default Swap Contracts(a)	—	9,518,539	—
Total Return Swap Contracts(a)	—	17,912	—
Options Purchased	—	3,161,881	—

Total	$3,282,064	$39,519,588	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(14,847,557)	$—
Futures Contracts(a)	(5,370,243)	—	—
Interest Rate Swap Contracts(a)	—	(5,743,376)	—
Credit Default Swap Contracts(a)	—	(640,656)	—
Total Return Swap Contracts(a)	—	(33,838)	—
Written Option Contracts	—	(12,588,341)	—

Total	$(5,370,243)	$(33,853,768)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Global Income Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.